UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08821
                                                     ---------

                              Rydex Variable Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                   Date of reporting period: September 30, 2005
                                             ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 87.1%
FINANCIALS 17.2%
Banks 4.6%
  Bank of America Corp.+                              25,741   $     1,083,696
  Wachovia Corp.+                                     20,822           990,919
  U.S. Bancorp+                                       28,104           789,160
  National City Corp.                                 15,590           521,330
  Wells Fargo & Co.+                                   8,260           483,788
  North Fork Bancorporation, Inc.                     18,857           480,854
  Marshall & Ilsley Corp.                             10,186           443,193
  SunTrust Banks, Inc.                                 4,161           288,981
  KeyCorp+                                             1,101            35,507
                                                               ---------------
Total Banks                                                          5,117,428
                                                               ---------------
Insurance 3.9%
  American International Group, Inc.+                 16,100           997,556
  MetLife, Inc.+                                      14,033           699,264
  St. Paul Travelers Cos., Inc.                       14,670           658,243
  Hartford Financial Services Group, Inc.+             7,645           589,965
  Chubb Corp.+                                         5,940           531,927
  UnumProvident Corp.+                                21,570           442,185
  Allstate Corp.                                       7,520           415,781
                                                               ---------------
Total Insurance                                                      4,334,921
                                                               ---------------
Diversified Financials 3.1%
  Citigroup, Inc.                                     48,347         2,200,755
  J.P. Morgan Chase & Co.                             20,270           687,761
  Principal Financial Group, Inc.                     10,680           505,912
                                                               ---------------
Total Diversified Financials                                         3,394,428
                                                               ---------------
Capital Markets 2.5%
  Lehman Brothers Holdings, Inc.+                      5,790           674,419
  Franklin Resources, Inc.+                            5,980           502,081
  Mellon Financial Corp.                              15,560           497,453
  E*Trade Financial Corp.*                            26,090           459,184
  Charles Schwab Corp.+                               18,180           262,337
  Merrill Lynch & Co., Inc.                            3,448           211,535
  Morgan Stanley                                       2,332           125,788
  Goldman Sachs Group, Inc.                              250            30,395
                                                               ---------------
Total Capital Markets                                                2,763,192
                                                               ---------------
Thrifts & Mortgage Finance 1.3%
  Washington Mutual, Inc.+                            16,728           656,072
  Sovereign Bancorp, Inc.+                            19,550           430,882
  Golden West Financial Corp.+                         5,404           320,944

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Fannie Mae                                             350   $        15,687
                                                               ---------------
Total Thrifts & Mortgage Finance                                     1,423,585
                                                               ---------------
Consumer Finance 1.1%
  Capital One Financial Corp.+                         7,090           563,797
  Providian Financial Corp.*                          23,109           408,567
  American Express Co.                                 4,470           256,757
                                                               ---------------
Total Consumer Finance                                               1,229,121
                                                               ---------------
Real Estate 0.7%
  Vornado Realty Trust                                 5,380           466,016
  Simon Property Group, Inc.+                          3,610           267,573
                                                               ---------------
Total Real Estate                                                      733,589
                                                               ---------------
Total Financials                                                    18,996,264
                                                               ---------------
INFORMATION TECHNOLOGY 13.6%
Computers & Peripherals 3.3%
  Dell, Inc.*                                         32,860         1,123,812
  International Business Machines Corp.               11,490           921,728
  Apple Computer, Inc.*                               14,740           790,211
  NCR Corp.*                                          13,709           437,454
  Hewlett-Packard Co.                                 11,180           326,456
  Gateway, Inc.*                                       2,420             6,534
                                                               ---------------
Total Computers & Peripherals                                        3,606,195
                                                               ---------------
Software 3.2%
  Microsoft Corp.                                     71,090         1,829,146
  Intuit, Inc.*+                                      11,399           510,789
  Autodesk, Inc.                                      10,870           504,803
  Parametric Technology Corp.*                        61,567           429,122
  Oracle Corp.*                                        9,290           115,103
  Citrix Systems, Inc.*                                3,700            93,018
  Compuware Corp.*                                     9,700            92,150
                                                               ---------------
Total Software                                                       3,574,131
                                                               ---------------
Semiconductor & Semiconductor Equipment 3.0%
  Intel Corp.                                         68,740         1,694,441
  Novellus Systems, Inc.*                             17,862           447,979
  Nvidia Corp.*+                                      12,928           443,172
  KLA-Tencor Corp.+                                    7,410           361,311
  Texas Instruments, Inc.                              7,220           244,758
  Applied Materials, Inc.                              4,550            77,168
                                                               ---------------
Total Semiconductor & Semiconductor Equipment                        3,268,829
                                                               ---------------
Communications Equipment 2.5%
  Cisco Systems, Inc.*                                75,170         1,347,798


--------------------------------------------------------------------------------
                                        1

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Motorola, Inc.+                                     24,986   $       551,941
  Corning, Inc.*                                      19,924           385,131
  Qualcomm, Inc.                                       5,040           225,540
  ADC Telecommunications, Inc.*+                       9,400           214,884
                                                               ---------------
Total Communications Equipment                                       2,725,294
                                                               ---------------
IT Consulting & Services 0.9%
  Fiserv, Inc.*+                                      10,135           464,892
  Paychex, Inc.+                                      12,100           448,668
  Affiliated Computer Services,
     Inc. -- Class A*+                                 1,650            90,090
                                                               ---------------
Total IT Consulting & Services                                       1,003,650
                                                               ---------------
Internet Software & Services 0.3%
  Yahoo!, Inc.*+                                      11,440           387,130
                                                               ---------------
Total Internet Software & Services                                     387,130
                                                               ---------------
Electronic Equipment & Instruments 0.3%
  Jabil Circuit, Inc.*+                                9,331           288,515
                                                               ---------------
Total Electronic Equipment & Instruments                               288,515
                                                               ---------------
Office Electronics 0.1%
  Xerox Corp.*+                                        8,253           112,653
                                                               ---------------
Total Office Electronics                                               112,653
                                                               ---------------
Total Information Technology                                        14,966,397
                                                               ---------------
HEALTH CARE 11.5%
Pharmaceuticals 5.7%
  Pfizer, Inc.                                        76,852         1,918,994
  Johnson & Johnson, Inc.                             22,650         1,433,292
  Abbott Laboratories                                 22,085           936,404
  Merck & Co., Inc.                                   23,200           631,272
  Watson Pharmaceuticals, Inc.*+                      11,690           427,971
  King Pharmaceuticals, Inc.*                         26,290           404,340
  Schering-Plough Corp.                               13,270           279,334
  Eli Lilly & Co.+                                     2,810           150,391
  Wyeth                                                3,060           141,586
  Bristol-Myers Squibb Co.+                            1,330            32,000
                                                               ---------------
Total Pharmaceuticals                                                6,355,584
                                                               ---------------
Health Care Providers & Services 2.6%
  WellPoint, Inc.*                                    10,443           791,788
  Aetna, Inc.+                                         7,202           620,380
  UnitedHealth Group, Inc.+                           10,850           609,770
  Humana, Inc.*                                        9,170           439,060
  CIGNA Corp.                                          2,370           279,328

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  McKesson Corp.                                       2,010   $        95,375
                                                               ---------------
Total Health Care Providers & Services                               2,835,701
                                                               ---------------
Health Care Equipment & Supplies 1.9%
  Baxter International, Inc.                          14,650           584,095
  Hospira, Inc.*                                      10,710           438,789
  Waters Corp.*                                        9,567           397,987
  C.R. Bard, Inc.                                      4,668           308,228
  Medtronic, Inc.                                      3,650           195,713
  Becton, Dickinson & Co.                              3,090           162,009
                                                               ---------------
Total Health Care Equipment & Supplies                               2,086,821
                                                               ---------------
Biotechnology 1.3%
  Amgen, Inc.*                                        12,800         1,019,776
  Applera Corp. - Applied
    Biosystems Group                                  18,170           422,271
                                                               ---------------
Total Biotechnology                                                  1,442,047
                                                               ---------------
Total Health Care                                                   12,720,153
                                                               ---------------
INDUSTRIALS 9.6%
Industrial Conglomerates 3.8%
  General Electric Co.                                99,089         3,336,327
  Textron, Inc.                                        6,584           472,204
  Tyco International Ltd.                              8,406           234,107
  3M Co.+                                              1,420           104,171
                                                               ---------------
Total Industrial Conglomerates                                       4,146,809
                                                               ---------------
Aerospace & Defense 1.9%
  Lockheed Martin Corp.+                               9,236           563,765
  Raytheon Co.                                        13,874           527,490
  Rockwell Collins, Inc.                               9,470           457,590
  Boeing Co.                                           6,647           451,664
  United Technologies Corp.                            1,660            86,054
  L-3 Communications Holdings, Inc.+                     370            29,256
  Northrop Grumman Corp.                                 120             6,522
                                                               ---------------
Total Aerospace & Defense                                            2,122,341
                                                               ---------------
Machinery 1.2%
  Eaton Corp.                                          7,010           445,485
  Parker Hannifin Corp.                                6,786           436,408
  Caterpillar, Inc.                                    5,473           321,539
  Cummins, Inc.                                        1,747           153,718
                                                               ---------------
Total Machinery                                                      1,357,150
                                                               ---------------
Air Freight & Couriers 0.9%
  FedEx Corp.                                          6,782           590,916


--------------------------------------------------------------------------------
                                        2

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  United Parcel Service, Inc. -- Class B               5,000   $       345,650
                                                               ---------------
Total Air Freight & Couriers                                           936,566
                                                               ---------------
Commercial Services & Supplies 0.6%
  Robert Half International, Inc.                     11,530           410,353
  Monster Worldwide, Inc.*+                            9,345           286,985
                                                               ---------------
Total Commercial Services & Supplies                                   697,338
                                                               ---------------
Road & Rail 0.5%
  Norfolk Southern Corp.                              13,900           563,784
  Burlington Northern Santa Fe Corp.                     550            32,890
                                                               ---------------
Total Road & Rail                                                      596,674
                                                               ---------------
Electrical Equipment 0.4%
  Rockwell Automation, Inc.                            7,570           400,453
                                                               ---------------
Total Electrical Equipment                                             400,453
                                                               ---------------
Building Products 0.2%
  Masco Corp.+                                         3,490           107,073
  American Standard Cos., Inc.                         1,391            64,751
                                                               ---------------
Total Building Products                                                171,824
                                                               ---------------
Airlines 0.1%
  Southwest Airlines Co.                               5,870            87,170
                                                               ---------------
Total Airlines                                                          87,170
                                                               ---------------
Construction & Engineering 0.0%
  Fluor Corp.                                            740            47,641
                                                               ---------------
Total Construction & Engineering                                        47,641
                                                               ---------------
Trading Companies & Distributors 0.0%
  W.W. Grainger, Inc.                                    650            40,898
                                                               ---------------
Total Trading Companies & Distributors                                  40,898
                                                               ---------------
Total Industrials                                                   10,604,864
                                                               ---------------
CONSUMER DISCRETIONARY 9.6%
Media 3.1%
  The Walt Disney Co.+                                33,516           808,741
  News Corp. -- Class A                               45,358           707,131
  McGraw-Hill Cos., Inc.+                             11,190           537,567
  Omnicom Group, Inc.                                  6,009           502,533
  Time Warner, Inc.                                   19,770           358,035
  Comcast Corp. -- Class A*+                          10,636           312,486

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Viacom, Inc. -- Class B                              2,780   $        91,768
  Gannett Co., Inc.                                    1,290            88,791
  Tribune Co.+                                            70             2,372
                                                               ---------------
Total Media                                                          3,409,424
                                                               ---------------
Specialty Retail 1.8%
  Home Depot, Inc.                                    12,570           479,420
  The Gap, Inc.                                       26,130           455,446
  AutoZone, Inc.*+                                     4,544           378,288
  Sherwin-Williams Co.                                 6,565           289,320
  Best Buy Co., Inc.+                                  4,915           213,950
  Lowe's Cos., Inc.+                                   1,230            79,212
  Office Depot, Inc.*+                                 2,566            76,210
  AutoNation, Inc.*+                                   2,820            56,315
                                                               ---------------
Total Specialty Retail                                               2,028,161
                                                               ---------------
Hotels Restaurants & Leisure 1.3%
  McDonald's Corp.                                    20,571           688,923
  Darden Restaurants, Inc.+                           12,437           377,711
  Starbucks Corp.*                                     6,609           331,111
                                                               ---------------
Total Hotels Restaurants & Leisure                                   1,397,745
                                                               ---------------
Multiline Retail 1.0%
  Federated Department Stores, Inc.                    8,090           540,978
  Nordstrom, Inc.+                                    10,410           357,271
  Sears Holdings Corp.*                                  660            82,117
  Target Corp.                                           810            42,063
  J.C. Penney Holding Co., Inc.                          770            36,514
                                                               ---------------
Total Multiline Retail                                               1,058,943
                                                               ---------------
Household Durables 0.6%
  Black & Decker Corp.                                 4,820           395,674
  Newell Rubbermaid, Inc.+                             8,025           181,766
  KB Home                                                920            67,344
                                                               ---------------
Total Household Durables                                               644,784
                                                               ---------------
Commercial Services & Supplies 0.4%
  H&R Block, Inc.+                                    18,390           440,992
                                                               ---------------
Total Commercial Services & Supplies                                   440,992
                                                               ---------------
Automobiles 0.4%
  Harley-Davidson, Inc.+                               8,580           415,615
                                                               ---------------
Total Automobiles                                                      415,615
                                                               ---------------
Textiles & Apparel 0.3%
  Nike, Inc. -- Class B+                               4,710           384,713
                                                               ---------------
Total Textiles & Apparel                                               384,713
                                                               ---------------


--------------------------------------------------------------------------------
                                        3

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Internet & Catalog Retail 0.3%
  eBay, Inc.*                                          9,290   $       382,748
                                                               ---------------
Total Internet & Catalog Retail                                        382,748
                                                               ---------------
Auto Components 0.2%
  Goodyear Tire & Rubber Co.*+                        10,879           169,604
                                                               ---------------
Total Auto Components                                                  169,604
                                                               ---------------
Leisure Equipment & Products 0.1%
  Brunswick Corp.                                      4,399           165,974
  Mattel, Inc.+                                           80             1,335
                                                               ---------------
Total Leisure Equipment & Products                                     167,309
                                                               ---------------
Distributors 0.1%
  Genuine Parts Co.                                    1,493            64,050
                                                               ---------------
Total Distributors                                                      64,050
                                                               ---------------
Total Consumer Discretionary                                        10,564,088
                                                               ---------------
CONSUMER STAPLES 8.5%
Food & Drug Retailing 2.0%
  Wal-Mart Stores, Inc.+                              30,220         1,324,240
  Supervalu, Inc.                                     13,447           418,471
  Sysco Corp.                                         12,105           379,734
  Costco Wholesale Corp.+                              1,880            81,009
  Walgreen Co.+                                          650            28,243
                                                               ---------------
Total Food & Drug Retailing                                          2,231,697
                                                               ---------------
Beverages 1.9%
  PepsiCo, Inc.                                       14,900           844,979
  Coca-Cola Enterprises, Inc.                         21,437           418,022
  Coca-Cola Co.                                        9,300           401,667
  Constellation Brands, Inc. -- Class A*+             15,010           390,260
                                                               ---------------
Total Beverages                                                      2,054,928
                                                               ---------------
Household Products 1.7%
  Procter & Gamble Co.+                               19,605         1,165,713
  Kimberly-Clark Corp.                                 9,856           586,728
  Clorox Co.+                                          3,060           169,952
                                                               ---------------
Total Household Products                                             1,922,393
                                                               ---------------
Tobacco 1.3%
  Altria Group, Inc.                                  12,580           927,271
  Reynolds American, Inc.                              5,390           447,478
  UST, Inc.+                                           1,380            57,767
                                                               ---------------
Total Tobacco                                                        1,432,516
                                                               ---------------
Food Products 1.0%
  General Mills, Inc.                                 11,061           533,140

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Archer-Daniels-Midland Co.                          21,550   $       531,423
  Campbell Soup Co.                                    1,000            29,750
                                                               ---------------
Total Food Products                                                  1,094,313
                                                               ---------------
Personal Products 0.6%
  Alberto-Culver Co. -- Class B+                       9,018           403,556
  Gillette Co.                                         4,180           243,276
                                                               ---------------
Total Personal Products                                                646,832
                                                               ---------------
Total Consumer Staples                                               9,382,679
                                                               ---------------
ENERGY 8.2%
Oil & Gas 7.5%
  Exxon Mobil Corp.                                   52,520         3,337,121
  ConocoPhillips                                      17,643         1,233,422
  Chevron Corp.                                       13,420           868,676
  Occidental Petroleum Corp.                           7,850           670,625
  Valero Energy Corp.                                  4,480           506,509
  Kerr-McGee Corp.                                     5,060           491,377
  Apache Corp.                                         5,060           380,613
  Burlington Resources, Inc.                           3,340           271,609
  EOG Resources, Inc.                                  3,160           236,684
  Murphy Oil Corp.                                     3,980           198,483
  Marathon Oil Corp.                                     460            31,708
                                                               ---------------
Total Oil & Gas                                                      8,226,827
                                                               ---------------
Energy Equipment & Services 0.7%
  Schlumberger Ltd.+                                   4,990           421,056
  Transocean, Inc.*+                                   5,891           361,177
                                                               ---------------
Total Energy Equipment & Services                                      782,233
                                                               ---------------
Total Energy                                                         9,009,060
                                                               ---------------
UTILITIES 3.6%
Electric Utilities 2.0%
  TXU Corp.                                            5,250           592,620
  American Electric Power Co., Inc.+                  13,167           522,730
  Edison International                                11,005           520,316
  Entergy Corp.                                        4,294           319,130
  Allegheny Energy, Inc.*+                             8,811           270,674
                                                               ---------------
Total Electric Utilities                                             2,225,470
                                                               ---------------
Multi-Utilities 1.6%
  Duke Energy Corp.+                                  19,737           575,729
  TECO Energy, Inc.+                                  23,012           414,676
  CMS Energy Corp.*+                                  24,827           408,404
  CenterPoint Energy, Inc.+                           18,821           279,868


--------------------------------------------------------------------------------
                                        4

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  PG&E Corp.+                                          1,060   $        41,605
                                                               ---------------
Total Multi-Utilities                                                1,720,282
                                                               ---------------
Gas Utilities 0.0%
  Nicor, Inc.+                                           705            29,631
                                                               ---------------
Total Gas Utilities                                                     29,631
                                                               ---------------
Total Utilities                                                      3,975,383
                                                               ---------------
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.0%
  Verizon Communications, Inc.                        30,313           990,932
  Qwest Communications
    International, Inc.*                             103,900           425,990
  CenturyTel, Inc.+                                   12,020           420,459
  SBC Communications, Inc.+                           12,510           299,865
  BellSouth Corp.+                                     1,510            39,713
                                                               ---------------
Total Diversified Telecommunication Services                         2,176,959
                                                               ---------------
Wireless Telecommunication Services 0.7%
  Sprint Nextel Corp.+                                33,520           797,106
                                                               ---------------
Total Wireless Telecommunication Services                              797,106
                                                               ---------------
Total Telecommunication Services                                     2,974,065
                                                               ---------------
MATERIALS 2.6%
Chemicals 1.3%
  Dow Chemical Co.                                    16,146           672,804
  Ashland, Inc.                                        7,040           388,890
  Eastman Chemical Co.                                 7,320           343,820
  Hercules, Inc.*                                        390             4,766
                                                               ---------------
Total Chemicals                                                      1,410,280
                                                               ---------------
Metals & Mining 0.7%
  Phelps Dodge Corp.+                                  3,748           486,977
  Nucor Corp.+                                         4,406           259,910
                                                               ---------------
Total Metals & Mining                                                  746,887
                                                               ---------------
Paper & Forest Products 0.4%
  Weyerhaeuser Co.                                     5,720           393,250
  Louisiana-Pacific Corp.+                             1,070            29,628
  Georgia-Pacific Corp.                                  280             9,537
                                                               ---------------
Total Paper & Forest Products                                          432,415
                                                               ---------------
Containers & Packaging 0.1%
  Sealed Air Corp.*+                                   3,090           146,651
  Temple-Inland, Inc.                                    170             6,945
                                                               ---------------
Total Containers & Packaging                                           153,596
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Construction Materials 0.1%
  Vulcan Materials Co.+                                  870   $        64,563
                                                               ---------------
Total Construction Materials                                            64,563
                                                               ---------------
Total Materials                                                      2,807,741
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $86,801,409)                                                96,000,694
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 7.7%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                    $     2,103,654         2,103,654
Lehman Brothers, Inc. at 3.25% due
10/03/05                                           2,149,623         2,149,623
Morgan Stanley at 3.24% due 10/03/05               2,103,654         2,103,654
Citigroup, Inc. at 3.24% due 10/03/05              2,103,654         2,103,654
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $8,460,585)                                                  8,460,585
                                                               ---------------
SECURITIES LENDING COLLATERAL 11.9%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank          13,197,162        13,197,162
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,197,162)                                                  13,197,162
                                                               ---------------
TOTAL INVESTMENTS 106.7%
  (Cost $95,261,994)                                               117,658,441
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%                      (7,419,507)
                                                               ---------------
NET ASSETS - 100.0%                                            $   110,238,934

                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $69,104,000)                               1,120   $        50,961
                                                               ---------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------
                                        5

URSA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 27.7%
Farmer Mac*
  3.59% due 12/06/05                         $     2,000,000   $     1,987,253
Federal Farm Credit Bank*
  3.59% due 10/06/05                               5,000,000         4,998,504
Federal Home Loan Bank*
  3.51% due 10/05/05                               2,000,000         1,999,610
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $8,985,367)                                                  8,985,367
                                                               ---------------
REPURCHASE AGREEMENTS 89.0%
Collateralized by U.S. Treasury
Obligations

UBS at
  3.27% due 10/03/05                               7,181,492         7,181,492

Lehman Brothers, Inc. at
  3.25% due 10/03/05                               7,338,420         7,338,420

Morgan Stanley at
  3.24% due 10/03/05                               7,181,492         7,181,492

Citigroup, Inc. at
  3.24% due 10/03/05                               7,181,492         7,181,492
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $28,882,896)                                                28,882,896
                                                               ---------------
TOTAL INVESTMENTS 116.7%
  (Cost $37,868,263)                                           $    37,868,263
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.7)%                                             $    (5,427,519)
                                                               ---------------
NET ASSETS - 100.0%                                            $    32,440,744

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $33,009,500)                                 535   $       255,687
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 97.1%
INFORMATION TECHNOLOGY 57.9%
  SOFTWARE 16.8%
  Microsoft Corp.                                    226,546   $     5,829,029
  Symantec Corp.*+                                    86,300         1,955,558
  Oracle Corp.*                                      141,668         1,755,267
  Intuit, Inc.*+                                      32,604         1,460,985
  Adobe Systems, Inc.+                                34,931         1,042,690
  Electronic Arts, Inc.*+                             17,583         1,000,297
  Autodesk, Inc.                                      15,785           733,056
  Check Point Software
     Technologies Ltd.*+                              29,995           729,478
  BEA Systems, Inc.*                                  63,202           567,554
  Citrix Systems, Inc.*+                              16,430           413,050
  Mercury Interactive Corp.*+                         10,279           407,048
                                                               ---------------

TOTAL SOFTWARE                                                      15,894,012
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
     13.4%
  Intel Corp.                                        173,073         4,266,249
  Applied Materials, Inc.                            103,824         1,760,855
  KLA-Tencor Corp.+                                   32,088         1,564,611
  Novellus Systems, Inc.*+                            51,188         1,283,795
  Marvell Technology Group
     Ltd.*+                                           20,350           938,338
  Lam Research Corp.*+                                24,530           747,429
  Linear Technology Corp.+                            18,679           702,144
  Maxim Integrated Products,
     Inc.                                             14,168           604,265
  Broadcom Corp. -- Class A*                          12,261           575,164
  Microchip Technology, Inc.                           8,642           260,297
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                           12,703,147
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 12.6%
  Qualcomm, Inc.                                     133,625         5,979,719
  Cisco Systems, Inc.*                               212,570         3,811,380
  Research In Motion Ltd.*+                           12,809           876,135
  Juniper Networks, Inc.*+                            24,145           574,409
  Comverse Technology, Inc.*+                         17,710           465,242
  JDS Uniphase Corp.*+                                78,594           174,479
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                      11,881,364
                                                               ---------------

  COMPUTERS & PERIPHERALS 9.9%
  Apple Computer, Inc.*                               83,780         4,491,446
  Dell, Inc.*                                         89,852         3,072,938


                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Sandisk Corp.*+                                     16,260   $       784,545
  Network Appliance, Inc.*                            29,740           706,028
  QLogic Corp.*+                                      10,020           342,684
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                        9,397,641
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 3.0%
  Yahoo!, Inc.*+                                      64,130         2,170,159
  VeriSign, Inc.*+                                    29,359           627,402
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                   2,797,561
                                                               ---------------

  IT CONSULTING & SERVICES 1.9%
  Paychex, Inc.+                                      21,885           811,496
  Fiserv, Inc.*+                                      13,436           616,309
  Cognizant Technology
     Solutions Corp.*                                  8,607           401,000
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                       1,828,805
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  CDW Corp.+                                           3,069           180,826
  Sanmina-SCI Corp.*                                  28,652           122,917
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               303,743
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                        54,806,273
                                                               ---------------

CONSUMER DISCRETIONARY 18.7%
  MEDIA 5.6%
  Comcast Corp. -- Class A*+                          62,993         1,850,734
  Lamar Advertising Co.*+                             18,470           837,799
  XM Satellite Radio Holdings, Inc.*+                 20,403           732,672
  Sirius Satellite Radio, Inc.*+                     100,405           657,653
  NTL, Inc.*                                           7,810           521,708
  Liberty Global, Inc. -- Class A*+                   14,874           402,788
  EchoStar Communications Corp.+                      10,558           312,200
                                                               ---------------

TOTAL MEDIA                                                          5,315,554
                                                               ---------------

  INTERNET & CATALOG RETAIL 4.7%
  eBay, Inc.*                                         67,398         2,776,797
  IAC/InterActiveCorp*+                               51,520         1,306,032


--------------------------------------------------------------------------------
                                        1

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Amazon.com, Inc.*+                                   8,072   $       365,662
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                      4,448,491
                                                               ---------------

  SPECIALTY RETAIL 2.5%
  Staples, Inc.                                       45,710           974,537
  Bed Bath & Beyond, Inc.*                            23,151           930,207
  Ross Stores, Inc.                                   13,960           330,852
  Petsmart, Inc.                                       7,094           154,508
                                                               ---------------

TOTAL SPECIALTY RETAIL                                               2,390,104
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 2.5%
  Starbucks Corp.*                                    39,960         2,001,996
  Wynn Resorts Ltd.*+                                  7,014           316,682
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   2,318,678
                                                               ---------------

  MULTILINE RETAIL 1.7%
  Sears Holdings Corp.*+                              12,375         1,539,698
  Dollar Tree Stores, Inc.*+                           5,065           109,657
                                                               ---------------

TOTAL MULTILINE RETAIL                                               1,649,355
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 1.2%
  Apollo Group, Inc. -- Class A*+                      8,580           569,626
  Career Education Corp.*+                            14,833           527,462
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,097,088
                                                               ---------------

  HOUSEHOLD DURABLES 0.5%
  Garmin Ltd.+                                         6,368           431,941
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                               431,941
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                        17,651,211
                                                               ---------------

HEALTH CARE 14.6%
  BIOTECHNOLOGY 10.5%
  Amgen, Inc.*                                        43,470         3,463,255
  Gilead Sciences, Inc.*+                             34,340         1,674,419
  Genzyme Corp.*                                      21,619         1,548,785
  Biogen Idec, Inc.*+                                 24,115           952,060
  Medimmune, Inc.*                                    19,800           666,270
  Chiron Corp.*+                                      13,560           591,487
  Celgene Corp.*+                                      9,947           540,321

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Invitrogen Corp.*+                                   6,420   $       482,977
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                  9,919,574
                                                               ---------------

  PHARMACEUTICALS 1.6%
  Teva Pharmaceutical
     Industries Ltd. -- SP ADR+                       32,003         1,069,540
  Sepracor, Inc.*+                                     7,336           432,751
                                                               ---------------

TOTAL PHARMACEUTICALS                                                1,502,291
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 1.3%
  Express Scripts, Inc.*+                             10,025           623,555
  Patterson Cos., Inc.*+                               9,900           396,297
  Lincare Holdings, Inc.*+                             5,828           239,239
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,259,091
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
  Biomet, Inc.+                                       23,102           801,870
  DENTSPLY International, Inc.                         5,700           307,914
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,109,784
                                                               ---------------

TOTAL HEALTH CARE                                                   13,790,740
                                                               ---------------

INDUSTRIALS 3.1%
  MACHINERY 0.9%
  Paccar, Inc.                                        13,218           897,370
                                                               ---------------

TOTAL MACHINERY                                                        897,370
                                                               ---------------

  AIR FREIGHT & COURIERS 0.8%
  Expeditors International
     Washington, Inc.+                                 7,459           423,522
  C.H. Robinson Worldwide, Inc.+                       5,584           358,046
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           781,568
                                                               ---------------


--------------------------------------------------------------------------------
                                        2

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Cintas Corp.+                                       13,879   $       569,733
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   569,733
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                        5,786           353,467
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 353,467
                                                               ---------------

  ELECTRICAL EQUIPMENT 0.4%
  American Power Conversion
     Corp.                                            13,445           348,225
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                             348,225
                                                               ---------------

TOTAL INDUSTRIALS                                                    2,950,363
                                                               ---------------

CONSUMER STAPLES 1.5%
  FOOD & DRUG RETAILING 1.5%
  Costco Wholesale Corp.+                             20,170           869,126
  Whole Foods Market, Inc.+                            4,174           561,194
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                          1,430,320
                                                               ---------------

TOTAL CONSUMER STAPLES                                               1,430,320
                                                               ---------------

TELECOMMUNICATION SERVICES 0.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.8%
  MCI, Inc.                                           24,876           631,104
  Level 3 Communications, Inc.*+                      52,694           122,250
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           753,354
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       753,354
                                                               ---------------

MATERIALS 0.5%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.                                  4,146           265,593
                                                               ---------------

TOTAL CHEMICALS                                                        265,593
                                                               ---------------


                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  CONTAINERS & PACKAGING 0.2%
  Smurfit-Stone Container
      Corp.*+                                         21,230   $       219,943
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                           219,943
                                                               ---------------

TOTAL MATERIALS                                                        485,536
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $60,212,337)                                                91,867,797
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.5%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                    $       350,535           350,535
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                         358,195           358,195
Morgan Stanley at 3.24% due 10/03/05                 350,535           350,535
Citigroup, Inc. at 3.24% due 10/03/05                350,535           350,535
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,409,800)                                                  1,409,800
                                                               ---------------

SECURITIES LENDING COLLATERAL 19.4%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
     U.S. Bank                                    18,321,829        18,321,829
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,321,829)                                                  18,321,829
                                                               ---------------

TOTAL INVESTMENTS 118.0%
  (Cost $79,943,966)                                           $   111,599,426
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (18.0)%                                             $   (17,052,232)
                                                               ---------------
NET ASSETS - 100.0%                                            $    94,547,194

                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005  Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $2,579,200)                                   80   $       (17,099)
                                                               ---------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

ARKTOS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 36.1%
Federal Home Loan Bank*
  3.62% due 10/14/05                         $     5,000,000   $     4,994,469
Freddie Mac*
  3.62% due 10/11/05                               5,000,000         4,995,978
                                                               ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $9,990,447)                                                  9,990,447
                                                               ---------------

REPURCHASE AGREEMENTS 100.7%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                          6,261,423         6,261,423

Lehman Brothers, Inc. at 3.25%
due 10/03/05                                       9,092,450         9,092,450
Morgan Stanley at 3.24% due
10/03/05                                           6,261,423         6,261,423
Citigroup, Inc. at 3.24% due
10/03/05                                           6,261,423         6,261,423
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $27,876,719)                                                27,876,719
                                                               ---------------

TOTAL INVESTMENTS 136.8%
  (Cost $37,867,166)                                                37,867,166
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (36.8)%                                                 (10,179,468)
                                                               ---------------
NET ASSETS - 100.0%                                            $    27,687,698

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 Nasdaq 100
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $6,931,600)                                  215   $        55,479
                                                               ---------------

                                                                    UNREALIZED
                                                       UNITS              GAIN
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
December 2005 Nasdaq 100
Index Swap, Maturing 12/14/05**
  (Notional Market Value
  $20,886,342)                                        13,040   $        46,378
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
                                        1

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 71.9%
FINANCIALS 14.5%
  BANKS 3.9%
  Bank of America Corp.+                               5,376   $       226,330
  Wells Fargo & Co.                                    2,250           131,782
  Wachovia Corp.                                       2,095            99,701
  U.S. Bancorp+                                        2,430            68,234
  SunTrust Banks, Inc.                                   480            33,336
  BB&T Corp.+                                            730            28,506
  Fifth Third Bancorp+                                   740            27,180
  National City Corp.                                    760            25,414
  PNC Financial Services Group, Inc.                     390            22,628
  Regions Financial Corp.+                               620            19,294
  KeyCorp+                                               553            17,834
  North Fork Bancorporation, Inc.                        635            16,193
  Comerica, Inc.                                         220            12,958
  Marshall & Ilsley Corp.                                280            12,183
  M&T Bank Corp.                                         110            11,628
  AmSouth Bancorp+                                       460            11,620
  Synovus Financial Corp.                                410            11,365
  Zions Bancorporation+                                  120             8,545
  Compass Bancshares, Inc.                               161             7,379
  Huntington Bancshares, Inc.                            310             6,966
  First Horizon National Corp.                           170             6,180
                                                               ---------------

TOTAL BANKS                                                            805,256
                                                               ---------------

  INSURANCE 3.3%
  American International Group, Inc.+                  3,450           213,762
  MetLife, Inc.+                                       1,000            49,830
  Allstate Corp.                                         870            48,102
  Prudential Financial, Inc.+                            680            45,941
  St. Paul Travelers Cos., Inc.                          900            40,383
  Hartford Financial Services Group, Inc.+               400            30,868
  AFLAC, Inc.                                            670            30,351
  Progressive Corp.+                                     260            27,240
  Chubb Corp.                                            260            23,283
  Marsh & McLennan Cos., Inc.+                           710            21,577
  ACE Ltd.                                               380            17,886
  Loews Corp.                                            180            16,634
  Aon Corp.                                              420            13,473
  XL Capital Ltd.                                        191            12,994
  Lincoln National Corp.+                                240            12,485
  MBIA, Inc.+                                            181            10,972
  Ambac Financial Group, Inc.                            150            10,809

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Cincinnati Financial Corp.                             247   $        10,347
  Jefferson-Pilot Corp.+                                 180             9,211
  SAFECO Corp.                                           170             9,075
  UnumProvident Corp.+                                   390             7,995
  Torchmark Corp.                                        140             7,396
                                                               ---------------

TOTAL INSURANCE                                                        670,614
                                                               ---------------

  DIVERSIFIED FINANCIALS 2.5%
  Citigroup, Inc.+                                     6,870           312,722
  J.P. Morgan Chase & Co.                              4,660           158,114
  Principal Financial Group, Inc.                        380            18,001
  Moody's Corp.                                          340            17,367
  CIT Group, Inc.                                        270            12,199
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                           518,403
                                                               ---------------

  CAPITAL MARKETS 2.2%
  Merrill Lynch & Co., Inc.                            1,399            85,829
  Morgan Stanley                                       1,466            79,076
  Goldman Sachs Group, Inc.                              627            76,231
  Lehman Brothers Holdings, Inc.                         370            43,098
  Bank of New York Co., Inc.                           1,030            30,292
  State Street Corp.+                                    440            21,525
  Charles Schwab Corp.+                                1,380            19,913
  Mellon Financial Corp.                                 550            17,583
  Franklin Resources, Inc.+                              200            16,792
  Bear Stearns Cos., Inc.                                150            16,462
  Northern Trust Corp.                                   252            12,739
  T. Rowe Price Group, Inc.                              170            11,101
  E*Trade Financial Corp.*                               500             8,800
  Janus Capital Group, Inc.                              300             4,335
  Federated Investors, Inc. -- Class B                   120             3,988
                                                               ---------------

TOTAL CAPITAL MARKETS                                                  447,764
                                                               ---------------

  THRIFTS & MORTGAGE FINANCE 1.1%
  Fannie Mae                                           1,290            57,818
  Freddie Mac                                            920            51,943
  Washington Mutual, Inc.+                             1,170            45,888
  Countrywide Financial Corp.+                           790            26,054
  Golden West Financial Corp.+                           340            20,193
  Sovereign Bancorp, Inc.+                               480            10,579


--------------------------------------------------------------------------------
                                       1

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  MGIC Investment Corp.                                  121   $         7,768
                                                               ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       220,243
                                                               ---------------

  CONSUMER FINANCE 1.0%
  American Express Co.                                 1,650            94,776
  MBNA Corp.                                           1,680            41,395
  Capital One Financial Corp.                            380            30,218
  SLM Corp.                                              563            30,199
  Providian Financial Corp.*                             390             6,895
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 203,483
                                                               ---------------

  REAL ESTATE 0.5%
  Simon Property Group, Inc.+                            240            17,789
  Equity Office Properties Trust                         540            17,664
  ProLogis+                                              330            14,622
  Equity Residential                                     380            14,383
  Vornado Realty Trust                                   160            13,859
  Archstone-Smith Trust                                  290            11,562
  Plum Creek Timber Co., Inc.
      (REIT)+                                            250             9,478
  Public Storage, Inc.+                                  110             7,370
  Apartment Investment &
      Management Co. -- Class A+                         130             5,041
                                                               ---------------

TOTAL REAL ESTATE                                                      111,768
                                                               ---------------

TOTAL FINANCIALS                                                     2,977,531
                                                               ---------------

INFORMATION TECHNOLOGY 10.9%
  COMPUTERS & PERIPHERALS 2.6%
  International Business
      Machines Corp.                                   2,130           170,868
  Hewlett-Packard Co.                                  3,800           110,960
  Dell, Inc.*                                          3,180           108,756
  Apple Computer, Inc.*                                1,100            58,971
  EMC Corp./MA*                                        3,200            41,408
  Sun Microsystems, Inc.*                              4,529            17,754
  Network Appliance, Inc.*                               490            11,632
  Lexmark International, Inc.*                           160             9,768
  NCR Corp.*                                             248             7,914
  QLogic Corp.*+                                         120             4,104
  Gateway, Inc.*                                         350               945
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          543,080
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  SOFTWARE 2.6%
  Microsoft Corp.                                     12,240   $       314,935
  Oracle Corp.*                                        5,010            62,074
  Symantec Corp.*+                                     1,600            36,256
  Electronic Arts, Inc.*+                                400            22,756
  Adobe Systems, Inc.                                    650            19,403
  Computer Associates
      International, Inc.                                620            17,242
  Autodesk, Inc.                                         300            13,932
  Intuit, Inc.*                                          240            10,755
  Siebel Systems, Inc.                                   690             7,128
  BMC Software, Inc.*                                    290             6,119
  Citrix Systems, Inc.*                                  230             5,782
  Compuware Corp.*                                       520             4,940
  Mercury Interactive Corp.*+                            120             4,752
  Novell, Inc.*                                          512             3,814
  Parametric Technology Corp.*                           360             2,509
                                                               ---------------

TOTAL SOFTWARE                                                         532,397
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.4%
  Intel Corp.                                          8,100           199,665
  Texas Instruments, Inc.                              2,150            72,885
  Applied Materials, Inc.                              2,160            36,634
  Analog Devices, Inc.+                                  500            18,570
  Maxim Integrated Products, Inc.+                       430            18,339
  Broadcom Corp. -- Class A*                             370            17,357
  Linear Technology Corp.+                               410            15,412
  Advanced Micro Devices, Inc.*+                         530            13,356
  Xilinx, Inc.                                           460            12,811
  Freescale Semiconductor, Inc.
      -- Class B*                                        540            12,733
  KLA-Tencor Corp.+                                      260            12,678
  National Semiconductor Corp.                           460            12,098
  Micron Technology, Inc.*+                              820            10,906
  Altera Corp.*                                          500             9,555
  Nvidia Corp.*+                                         220             7,542
  LSI Logic Corp.*+                                      520             5,122
  Novellus Systems, Inc.*                                190             4,765
  Teradyne, Inc.*                                        260             4,290
  PMC - Sierra, Inc.*+                                   240             2,114


--------------------------------------------------------------------------------
                                       2

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Applied Micro Circuits Corp.*                          410   $         1,230
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                              488,062
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 2.0%
  Cisco Systems, Inc.*                                 8,490           152,226
  Qualcomm, Inc.                                       2,170            97,107
  Motorola, Inc.+                                      3,271            72,256
  Corning, Inc.*                                       1,960            37,887
  Lucent Technologies, Inc.*+                          6,002            19,507
  Scientific-Atlanta, Inc.                               200             7,502
  Comverse Technology, Inc.*                             270             7,093
  Tellabs, Inc.*                                         590             6,207
  Avaya, Inc.*                                           560             5,768
  JDS Uniphase Corp.*+                                 2,232             4,955
  ADC Telecommunications, Inc.*                          148             3,383
  Andrew Corp.*                                          220             2,453
  CIENA Corp.*                                           770             2,033
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                         418,377
                                                               ---------------

  IT CONSULTING & SERVICES 0.7%
  First Data Corp.                                     1,020            40,800
  Automatic Data Processing, Inc.                        770            33,141
  Paychex, Inc.+                                         440            16,315
  Electronic Data Systems Corp.                          690            15,484
  Fiserv, Inc.*+                                         250            11,467
  Computer Sciences Corp.*                               240            11,354
  Affiliated Computer Services,
      Inc. -- Class A*                                   170             9,282
  Sabre Holdings Corp.+                                  170             3,448
  Unisys Corp.*                                          450             2,988
  Convergys Corp.*                                       190             2,730
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                         147,009
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 0.3%
  Yahoo!, Inc.*+                                       1,660            56,174
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                      56,174
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*                            650            21,287
  Jabil Circuit, Inc.*                                   230             7,112

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Molex, Inc.                                            200   $         5,336
  Solectron Corp.*                                     1,290             5,044
  Symbol Technologies, Inc.                              320             3,098
  Sanmina-SCI Corp.*                                     714             3,063
  Tektronix, Inc.                                        110             2,775
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                47,715
                                                               ---------------

  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*+                                        1,280            17,472
                                                               ---------------

TOTAL OFFICE ELECTRONICS                                                17,472
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                         2,250,286
                                                               ---------------

HEALTH CARE 9.5%
  PHARMACEUTICALS 4.8%
  Johnson & Johnson, Inc.                              3,964           250,842
  Pfizer, Inc.                                         9,790           244,456
  Abbott Laboratories                                  2,060            87,344
  Wyeth                                                1,790            82,823
  Eli Lilly & Co.+                                     1,510            80,815
  Merck & Co., Inc.                                    2,920            79,453
  Bristol-Myers Squibb Co.+                            2,601            62,580
  Schering-Plough Corp.                                1,960            41,258
  Forest Laboratories, Inc.*                             452            17,615
  Allergan, Inc.                                         171            15,667
  Mylan Laboratories, Inc.                               300             5,778
  Watson Pharmaceuticals, Inc.*+                         140             5,126
  King Pharmaceuticals, Inc.*                            330             5,075
                                                               ---------------

TOTAL PHARMACEUTICALS                                                  978,832
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 2.1%
  UnitedHealth Group, Inc.+                            1,680            94,416
  WellPoint, Inc.*                                       810            61,414
  Cardinal Health, Inc.+                                 570            36,161
  Aetna, Inc.                                            380            32,733
  Caremark Rx, Inc.*                                     600            29,958
  HCA, Inc.                                              600            28,752
  Medco Health Solutions, Inc.*                          400            21,932
  CIGNA Corp.                                            180            21,215
  McKesson Corp.                                         410            19,454
  Coventry Health Care, Inc.*                            151            12,989
  Express Scripts, Inc.*+                                200            12,440
  Quest Diagnostics, Inc.+                               220            11,119
  AmerisourceBergen Corp.+                               141            10,899
  Humana, Inc.*                                          220            10,534


--------------------------------------------------------------------------------
                                       3

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Laboratory Corporation of                              180   $         8,768
      America Holdings*+
  Health Management Associates,
      Inc. -- Class A+                                   330             7,745
  IMS Health, Inc.                                       300             7,551
  Tenet Healthcare Corp.*+                               620             6,963
  Manor Care, Inc.                                       100             3,841
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 438,884
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
  Medtronic, Inc.                                      1,610            86,328
  Baxter International, Inc.                             827            32,972
  Guidant Corp.                                          440            30,311
  St. Jude Medical, Inc.*                                490            22,932
  Zimmer Holdings, Inc.*+                                330            22,734
  Stryker Corp.                                          390            19,278
  Boston Scientific Corp.*                               794            18,556
  Becton, Dickinson & Co.                                330            17,302
  Biomet, Inc.                                           330            11,454
  Fisher Scientific
      International, Inc.*+                              160             9,928
  C.R. Bard, Inc.                                        140             9,244
  Hospira, Inc.*                                         210             8,604
  Thermo Electron Corp.*                                 220             6,798
  Waters Corp.*                                          150             6,240
  Bausch & Lomb, Inc.+                                    70             5,648
  Millipore Corp.*                                        70             4,402
  PerkinElmer, Inc.                                      170             3,463
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 316,194
                                                               ---------------

  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*                                         1,650           131,455
  Gilead Sciences, Inc.*                                 610            29,744
  Genzyme Corp.*                                         340            24,358
  Biogen Idec, Inc.*                                     450            17,766
  Medimmune, Inc.*                                       330            11,105
  Chiron Corp.*+                                         140             6,107
  Applera Corp. - Applied
      Biosystems Group                                   260             6,042
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                    226,577
                                                               ---------------

TOTAL HEALTH CARE                                                    1,960,487
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
INDUSTRIALS 7.9%
  INDUSTRIAL CONGLOMERATES 3.1%
  General Electric Co.                                14,070   $       473,737
  Tyco International Ltd.+                             2,712            75,529
  3M Co.+                                              1,010            74,093
  Textron, Inc.                                          180            12,910
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                         636,269
                                                               ---------------

  AEROSPACE & DEFENSE 1.6%
  Boeing Co.                                           1,090            74,066
  United Technologies Corp.                            1,360            70,502
  Honeywell International, Inc.                        1,130            42,375
  General Dynamics Corp.                                 271            32,398
  Lockheed Martin Corp.+                                 480            29,299
  Northrop Grumman Corp.                                 470            25,545
  Raytheon Co.                                           600            22,812
  L-3 Communications Holdings, Inc.+                     160            12,651
  Rockwell Collins, Inc.+                                230            11,114
  Goodrich Corp.                                         160             7,094
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                              327,856
                                                               ---------------

  MACHINERY 1.0%
  Caterpillar, Inc.                                      913            53,639
  Illinois Tool Works, Inc.                              280            23,052
  Deere & Co.                                            320            19,584
  Ingersoll-Rand Co. -- Class A                          462            17,662
  Danaher Corp.                                          320            17,226
  Paccar, Inc.                                           232            15,750
  ITT Industries, Inc.                                   121            13,746
  Eaton Corp.                                            200            12,710
  Dover Corp.                                            270            11,013
  Parker Hannifin Corp.                                  160            10,290
  Cummins, Inc.                                           60             5,279
  Pall Corp.                                             160             4,400
  Navistar International Corp.*                           90             2,919
                                                               ---------------

TOTAL MACHINERY                                                        207,270
                                                               ---------------

  AIR FREIGHT & COURIERS 0.7%
  United Parcel Service, Inc. --
      Class B                                          1,480           102,312
  FedEx Corp.                                            400            34,852


--------------------------------------------------------------------------------
                                       4

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Ryder System, Inc.                                      90   $         3,080
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           140,244
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Cendant Corp.                                        1,400            28,896
  Waste Management, Inc.                                 750            21,457
  Pitney Bowes, Inc.                                     310            12,939
  RR Donnelley & Sons Co.                                280            10,380
  Robert Half International, Inc.                        230             8,186
  Avery Dennison Corp.+                                  150             7,858
  Cintas Corp.                                           180             7,389
  Equifax, Inc.                                          170             5,940
  Monster Worldwide, Inc.*+                              170             5,221
  Allied Waste Industries, Inc.*                         300             2,535
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   110,801
                                                               ---------------

  ROAD & RAIL 0.4%
  Burlington Northern Santa Fe Corp.                     500            29,900
  Union Pacific Corp.                                    350            25,095
  Norfolk Southern Corp.                                 540            21,903
  CSX Corp.                                              290            13,479
                                                               ---------------

TOTAL ROAD & RAIL                                                       90,377
                                                               ---------------

  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                                   563            40,423
  Rockwell Automation, Inc.                              240            12,696
  Cooper Industries Ltd. -- Class A                      120             8,297
  American Power Conversion Corp.                        230             5,957
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                              67,373
                                                               ---------------

  BUILDING PRODUCTS 0.2%
  Masco Corp.+                                           570            17,488
  American Standard Cos., Inc.                           240            11,172
                                                               ---------------

TOTAL BUILDING PRODUCTS                                                 28,660
                                                               ---------------

  AIRLINES 0.1%
  Southwest Airlines Co.                                 920            13,662
                                                               ---------------

TOTAL AIRLINES                                                          13,662
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                                            110   $         7,082
                                                               ---------------

TOTAL CONSTRUCTION & ENGINEERING                                         7,082
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                    100             6,292
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   6,292
                                                               ---------------

TOTAL INDUSTRIALS                                                    1,635,886
                                                               ---------------

CONSUMER DISCRETIONARY 7.7%
  MEDIA 2.5%
  Time Warner, Inc.                                    6,231           112,843
  Comcast Corp. -- Class A*+                           2,947            86,583
  Viacom, Inc. -- Class B                              2,110            69,651
  The Walt Disney Co.                                  2,712            65,441
  News Corp. -- Class A                                3,305            51,525
  McGraw-Hill Cos., Inc.+                                500            24,020
  Clear Channel Communications, Inc.+                    720            23,681
  Gannett Co., Inc.                                      320            22,026
  Omnicom Group                                          240            20,071
  Tribune Co.+                                           350            11,862
  Univision Communications,
      Inc. -- Class A*+                                  310             8,224
  Interpublic Group of Cos., Inc.*+                      560             6,518
  New York Times Co. -- Class A                          200             5,950
  Knight-Ridder, Inc.+                                    90             5,281
  Dow Jones & Co., Inc.                                   80             3,055
  Meredith Corp.                                          60             2,993
                                                               ---------------

TOTAL MEDIA                                                            519,724
                                                               ---------------

  SPECIALTY RETAIL 1.6%
  Home Depot, Inc.                                     2,840           108,318
  Lowe's Cos., Inc.+                                   1,041            67,040
  Best Buy Co., Inc.+                                    540            23,506
  Staples, Inc.                                          970            20,680
  Bed Bath & Beyond, Inc.*                               390            15,670
  The Gap, Inc.                                          770            13,421
  TJX Cos., Inc.                                         620            12,698
  Office Depot, Inc.*+                                   420            12,474
  Limited Brands, Inc.                                   460             9,398
  Tiffany & Co.                                          190             7,556
  Sherwin-Williams Co.                                   150             6,611


--------------------------------------------------------------------------------
                                       5

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AutoZone, Inc.*+                                        70   $         5,828
  AutoNation, Inc.*                                      240             4,793
  RadioShack Corp.                                       181             4,489
  Circuit City Stores, Inc.                              221             3,792
  OfficeMax, Inc.                                        100             3,167
                                                               ---------------

TOTAL SPECIALTY RETAIL                                                 319,441
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 1.0%
  McDonald's Corp.                                     1,688            56,531
  Carnival Corp.                                         570            28,489
  Starbucks Corp.*                                       510            25,551
  Yum! Brands, Inc.                                      380            18,396
  Starwood Hotels & Resorts
      Worldwide, Inc.                                    300            17,151
  Harrah's Entertainment, Inc.                           250            16,297
  Marriott International, Inc.
      -- Class A+                                        230            14,490
  International Game
      Technology, Inc.+                                  450            12,150
  Hilton Hotels Corp.                                    452            10,089
  Wendy's International, Inc.                            150             6,772
  Darden Restaurants, Inc.                               180             5,467
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                     211,383
                                                               ---------------

  MULTILINE RETAIL 0.8%
  Target Corp.                                         1,180            61,277
  Federated Department Stores, Inc.                      357            23,873
  Kohl's Corp.*                                          460            23,083
  Sears Holdings Corp.*+                                 140            17,419
  J.C. Penney Holding Co., Inc.                          330            15,649
  Nordstrom, Inc.                                        290             9,953
  Dollar General Corp.+                                  430             7,886
  Family Dollar Stores, Inc.                             220             4,371
  Dillard's, Inc. -- Class A                              90             1,879
  Big Lots, Inc.*                                        150             1,648
                                                               ---------------

TOTAL MULTILINE RETAIL                                                 167,038
                                                               ---------------

  HOUSEHOLD DURABLES 0.5%
  Fortune Brands, Inc.                                   190            15,453
  D.R. Horton, Inc.                                      360            13,039
  Pulte Homes, Inc.+                                     290            12,447
  Centex Corp.                                           170            10,978
  Black & Decker Corp.                                   110             9,030
  Newell Rubbermaid, Inc.+                               360             8,154
  KB Home+                                               110             8,052
  Whirlpool Corp.                                         90             6,819

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Leggett & Platt, Inc.                                  251   $         5,070
  Stanley Works                                          100             4,668
  Snap-On, Inc.                                           80             2,890
  Maytag Corp.+                                          110             2,009
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                                98,609
                                                               ---------------

  AUTOMOBILES 0.3%
  Ford Motor Co.+                                      2,464            24,295
  General Motors Corp.+                                  764            23,386
  Harley-Davidson, Inc.+                                 360            17,438
                                                               ---------------

TOTAL AUTOMOBILES                                                       65,119
                                                               ---------------

  INTERNET & CATALOG RETAIL 0.3%
  eBay, Inc.*                                          1,480            60,976
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                         60,976
                                                               ---------------

  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B+                                 260            21,237
  Coach, Inc.*                                           500            15,680
  VF Corp.+                                              120             6,956
  Liz Claiborne, Inc.+                                   140             5,505
  Reebok International Ltd.                               87             4,922
  Jones Apparel Group, Inc.                              160             4,560
                                                               ---------------

TOTAL TEXTILES & APPAREL                                                58,860
                                                               ---------------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Eastman Kodak Co.                                      380             9,246
  Mattel, Inc.+                                          540             9,007
  Brunswick Corp.                                        130             4,905
  Hasbro, Inc.+                                          240             4,716
                                                               ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      27,874
                                                               ---------------

  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                                 260            16,133
  Goodyear Tire & Rubber Co.*+                           230             3,586
  Delphi Corp.                                           740             2,042
  Dana Corp.                                             210             1,976
  Visteon Corp.                                          170             1,663
  Cooper Tire & Rubber Co.+                               90             1,374
                                                               ---------------

TOTAL AUTO COMPONENTS                                                   26,774
                                                               ---------------


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  Apollo Group, Inc. -- Class A*+                        201   $        13,344
  H&R Block, Inc.                                        430            10,312
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    23,656
                                                               ---------------

  DISTRIBUTORS 0.1%
  Genuine Parts Co.                                      230             9,867
                                                               ---------------

TOTAL DISTRIBUTORS                                                       9,867
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                         1,589,321
                                                               ---------------

ENERGY 7.3%
  OIL & GAS 6.1%
  Exxon Mobil Corp.                                    8,380           532,465
  Chevron Corp.                                        2,991           193,607
  ConocoPhillips                                       1,848           129,194
  Valero Energy Corp.+                                   410            46,355
  Occidental Petroleum Corp.                             530            45,278
  Devon Energy Corp.+                                    600            41,184
  Burlington Resources, Inc.                             500            40,660
  Marathon Oil Corp.                                     490            33,776
  Apache Corp.                                           440            33,097
  Anadarko Petroleum Corp.                               310            29,682
  EOG Resources, Inc.                                    320            23,968
  XTO Energy, Inc.+                                      483            21,890
  Williams Cos., Inc.+                                   760            19,038
  Amerada Hess Corp.                                     110            15,125
  Kerr-McGee Corp.                                       150            14,566
  Sunoco, Inc.                                           180            14,076
  Kinder Morgan, Inc.+                                   130            12,501
  El Paso Corp.+                                         880            12,232
  Murphy Oil Corp.                                       220            10,971
                                                               ---------------

TOTAL OIL & GAS                                                      1,269,665
                                                               ---------------

  ENERGY EQUIPMENT & SERVICES 1.2%
  Schlumberger Ltd.                                      780            65,817
  Halliburton Co.+                                       670            45,908
  Transocean, Inc.*+                                     440            26,976
  Baker Hughes, Inc.                                     450            26,856
  National-Oilwell Varco, Inc.*                          240            15,792
  BJ Services Co.                                        430            15,476
  Nabors Industries Ltd.*+                               211            15,156
  Weatherford International Ltd.*+                       190            13,045
  Noble Corp.                                            180            12,323

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Rowan Cos., Inc.                                       140   $         4,969
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      242,318
                                                               ---------------

TOTAL ENERGY                                                         1,511,983
                                                               ---------------

CONSUMER STAPLES 7.1%
  FOOD & DRUG RETAILING 1.6%
  Wal-Mart Stores, Inc.+                               3,310           145,044
  Walgreen Co.+                                        1,350            58,657
  CVS Corp.+                                           1,091            31,650
  Costco Wholesale Corp.+                                640            27,578
  Sysco Corp.                                            840            26,351
  Kroger Co.*                                            960            19,766
  Safeway, Inc.+                                         590            15,104
  Albertson's, Inc.+                                     486            12,466
  Supervalu, Inc.                                        180             5,602
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            342,218
                                                               ---------------

  HOUSEHOLD PRODUCTS 1.6%
  Procter & Gamble Co.+                                4,066           241,764
  Kimberly-Clark Corp.                                   630            37,504
  Colgate-Palmolive Co.                                  690            36,425
  Clorox Co.                                             210            11,664
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                               327,357
                                                               ---------------

  BEVERAGES 1.6%
  PepsiCo, Inc.                                        2,220           125,896
  Coca-Cola Co.                                        2,760           119,204
  Anheuser-Busch Cos., Inc.+                           1,038            44,676
  Coca-Cola Enterprises, Inc.                            400             7,800
  Brown-Forman Corp. -- Class B                          120             7,145
  Constellation Brands, Inc. --
      Class A*+                                          270             7,020
  Pepsi Bottling Group, Inc.+                            190             5,424
  Molson Coors Brewing Co. --
      Class B                                             80             5,121
                                                               ---------------

TOTAL BEVERAGES                                                        322,286
                                                               ---------------

  TOBACCO 1.1%
  Altria Group, Inc.                                   2,759           203,366
  UST, Inc.+                                             220             9,209


--------------------------------------------------------------------------------
                                       7

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Reynolds American, Inc.                                110   $         9,132
                                                               ---------------

TOTAL TOBACCO                                                          221,707
                                                               ---------------

  FOOD PRODUCTS 0.8%
  General Mills, Inc.                                    490            23,618
  Archer-Daniels-Midland Co.                             870            21,454
  Sara Lee Corp.+                                      1,040            19,708
  WM Wrigley Jr Co.                                      240            17,251
  ConAgra Foods, Inc.                                    697            17,251
  H.J. Heinz Co.                                         450            16,443
  Kellogg Co.                                            340            15,684
  Hershey Co.                                            250            14,077
  Campbell Soup Co.                                      250             7,438
  Tyson Foods, Inc. -- Class A                           330             5,957
  McCormick & Co., Inc.                                  180             5,873
                                                               ---------------

TOTAL FOOD PRODUCTS                                                    164,754
                                                               ---------------

  PERSONAL PRODUCTS 0.4%
  Gillette Co.                                         1,200            69,840
  Avon Products, Inc.                                    620            16,740
  Alberto-Culver Co. -- Class B                          100             4,475
                                                               ---------------

TOTAL PERSONAL PRODUCTS                                                 91,055
                                                               ---------------

TOTAL CONSUMER STAPLES                                               1,469,377
                                                               ---------------

UTILITIES 2.7%
  ELECTRIC UTILITIES 1.4%
  Exelon Corp.                                           890            47,562
  TXU Corp.+                                             330            37,250
  Southern Co.+                                          990            35,402
  FPL Group, Inc.                                        530            25,228
  FirstEnergy Corp.                                      440            22,933
  American Electric Power Co., Inc.+                     530            21,041
  Edison International                                   441            20,850
  Entergy Corp.                                          280            20,810
  PPL Corp.                                              513            16,585
  Progress Energy, Inc.+                                 330            14,768
  Cinergy Corp.                                          331            14,700
  Allegheny Energy, Inc.*+                               220             6,758
  Pinnacle West Capital Corp.                            130             5,730
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                               289,617
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  MULTI-UTILITIES 1.3%
  Duke Energy Corp.                                    1,411   $        41,159
  Dominion Resources, Inc./VA+                           450            38,763
  Public Service Enterprise Group, Inc.                  320            20,595
  PG&E Corp.                                             490            19,233
  Sempra Energy                                          340            16,000
  Consolidated Edison, Inc.                              320            15,536
  Constellation Energy Group, Inc.                       240            14,784
  Ameren Corp.                                           270            14,442
  AES Corp.*+                                            870            14,294
  DTE Energy Co.+                                        240            11,006
  Xcel Energy, Inc.+                                     530            10,393
  KeySpan Corp.                                          240             8,827
  NiSource, Inc.                                         362             8,779
  CenterPoint Energy, Inc.                               420             6,245
  TECO Energy, Inc.+                                     280             5,046
  CMS Energy Corp.*+                                     290             4,771
  Dynegy, Inc. -- Class A*+                              486             2,289
  Calpine Corp.*+                                        750             1,943
                                                               ---------------

TOTAL MULTI-UTILITIES                                                  254,105
                                                               ---------------

  GAS UTILITIES 0.0%
  Nicor, Inc.+                                            60             2,522
  Peoples Energy Corp.                                    60             2,363
                                                               ---------------

TOTAL GAS UTILITIES                                                      4,885
                                                               ---------------

TOTAL UTILITIES                                                        548,607
                                                               ---------------

TELECOMMUNICATION SERVICES 2.2%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 1.6%
  Verizon Communications, Inc.                         3,680           120,299
  SBC Communications, Inc.+                            4,395           105,348
  BellSouth Corp.+                                     2,442            64,225
  AT&T Corp.                                           1,068            21,146
  Qwest Communications International, Inc.*            2,030             8,323
  CenturyTel, Inc.+                                      180             6,296
  Citizens Communications Co.                            450             6,098
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                                             331,735
                                                               ---------------


--------------------------------------------------------------------------------
                                       8

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Sprint Nextel Corp.+                                 3,901   $        92,766
  Alltel Corp.+                                          510            33,206
                                                               ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              125,972
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       457,707
                                                               ---------------

MATERIALS 2.1%
  CHEMICALS 1.1%
  Dow Chemical Co.                                     1,280            53,338
  EI Du Pont de Nemours & Co.                          1,357            53,154
  Monsanto Co.+                                          370            23,217
  Praxair, Inc.                                          432            20,706
  Air Products & Chemicals, Inc.                         290            15,991
  PPG Industries, Inc.+                                  230            13,614
  Rohm & Haas Co.                                        200             8,226
  Ecolab, Inc.                                           251             8,014
  Sigma-Aldrich Corp.                                     91             5,829
  Ashland, Inc.                                          105             5,800
  Eastman Chemical Co.                                   110             5,167
  Engelhard Corp.                                        160             4,466
  International Flavors & Fragrances, Inc.               110             3,920
  Hercules, Inc.*                                        150             1,833
                                                               ---------------

TOTAL CHEMICALS                                                        223,275
                                                               ---------------

  METALS & MINING 0.5%
  Alcoa, Inc.                                          1,170            28,571
  Newmont Mining Corp.+                                  590            27,830
  Phelps Dodge Corp.                                     130            16,891
  Nucor Corp.                                            210            12,388
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                             240            11,662
  United States Steel Corp.+                             151             6,395
  Allegheny Technologies, Inc.+                          110             3,408
                                                               ---------------

TOTAL METALS & MINING                                                  107,145
                                                               ---------------

  PAPER & FOREST PRODUCTS 0.3%
  Weyerhaeuser Co.                                       320            22,000
  International Paper Co.+                               650            19,370
  Georgia-Pacific Corp.                                  350            11,921
  MeadWestvaco Corp.                                     250             6,905

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Louisiana-Pacific Corp.+                               150   $         4,153
                                                               ---------------

TOTAL PAPER & FOREST PRODUCTS                                           64,349
                                                               ---------------

  CONTAINERS & PACKAGING 0.1%
  Temple-Inland, Inc.                                    151             6,169
  Sealed Air Corp.*                                      120             5,695
  Ball Corp.                                             141             5,180
  Bemis Co.+                                             150             3,705
  Pactiv Corp.*                                          200             3,504
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                            24,253
                                                               ---------------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.+                                  140            10,389
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                            10,389
                                                               ---------------

TOTAL MATERIALS                                                        429,411
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $12,423,949)                                                14,830,596
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 16.3%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/2005                  $       836,946           836,946
Lehman Brothers, Inc. at 3.25%
due 10/03/2005                                       855,235           855,235
Morgan Stanley at 3.24% due
10/03/2005                                           836,946           836,946
Citigroup at 3.24% due
10/03/2005                                           836,946           836,946
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,366,073)                                                  3,366,073
                                                               ===============


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 10.2%
Investment in Securities Lending Short
Term

  Investment Portfolio Held by
      U.S. Bank                              $     2,090,920   $     2,090,920
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,090,920)                                                    2,090,920
                                                               ---------------

TOTAL INVESTMENTS 98.4%
  (Cost $17,880,942)                                                20,287,589
                                                               ---------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                                                   338,038
                                                               ---------------
NET ASSETS - 100.0%                                            $    20,625,627
                                                               ===============

------------------------------------------------------------------------------
                                                   CONTRACTS        UNREALIZED
                                                                          GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $26,407,600)                                 428   $        11,267
                                                               ---------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      REIT - Real Estate Investment Trust


--------------------------------------------------------------------------------
                                       10

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 56.9%
INFORMATION TECHNOLOGY 33.9%
  SOFTWARE 10.1%
  Microsoft Corp.                                     62,700   $     1,613,271
  Symantec Corp.*+                                    21,296           482,567
  Oracle Corp.*                                       36,630           453,846
  Electronic Arts, Inc.*+                              5,200           295,828
  Adobe Systems, Inc.+                                 8,198           244,710
  Autodesk, Inc.                                       4,050           188,082
  Intuit, Inc.*+                                       3,880           173,863
  Siebel Systems, Inc.+                               10,407           107,504
  Check Point Software Technologies Ltd.*+             4,100            99,712
  Citrix Systems, Inc.*                                3,442            86,532
  Mercury Interactive Corp.*                           1,569            62,133
  BEA Systems, Inc.*                                   6,196            55,640
  Synopsys, Inc.*+                                     2,260            42,714
                                                               ---------------

TOTAL SOFTWARE                                                       3,906,402
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 7.9%
  Intel Corp.                                         36,290           894,548
  Maxim Integrated Products, Inc.                      7,820           333,523
  Linear Technology Corp.+                             6,974           262,153
  Applied Materials, Inc.                             14,270           242,019
  Xilinx, Inc.                                         7,880           219,458
  Marvell Technology Group Ltd.*+                      4,550           209,801
  Broadcom Corp. -- Class A*                           4,382           205,560
  KLA-Tencor Corp.+                                    4,070           198,453
  Altera Corp.*+                                       8,910           170,270
  Microchip Technology, Inc.                           2,959            89,125
  Lam Research Corp.*+                                 2,400            73,128
  Novellus Systems, Inc.*                              2,400            60,192
  ATI Technologies, Inc.*+                             4,230            58,966
  Intersil Corp. -- Class A+                           2,632            57,325
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        3,074,521
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 7.4%
  Qualcomm, Inc.                                      33,540         1,500,915
  Cisco Systems, Inc.*                                38,830           696,222
  Research In Motion Ltd.*+                            3,250           222,300
  Juniper Networks, Inc.*+                             6,274           149,258
  Comverse Technology, Inc.*+                          3,537            92,917
  JDS Uniphase Corp.*+                                32,100            71,262

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Telefonaktiebolaget LM Ericsson -- SP
     ADR*+                                             1,880   $        69,259
  Tellabs, Inc.*                                       4,340            45,657
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                       2,847,790
                                                               ---------------

  COMPUTERS & PERIPHERALS 5.2%
  Apple Computer, Inc.*                               19,680         1,055,045
  Dell, Inc.*                                         15,000           513,000
  Network Appliance, Inc.*                             6,543           155,331
  Sandisk Corp.*+                                      2,842           137,126
  Sun Microsystems, Inc.*                             25,228            98,894
  QLogic Corp.*                                        1,570            53,694
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                        2,013,090
                                                               ---------------

  IT CONSULTING & SERVICES 1.3%
  Paychex, Inc.+                                       6,110           226,559
  Fiserv, Inc.*                                        4,000           183,480
  Cognizant Technology Solutions Corp.*                2,261           105,340
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                         515,379
                                                               ---------------
  INTERNET SOFTWARE & SERVICES 1.2%
  Yahoo!, Inc.*+                                      11,520           389,837
  VeriSign, Inc.*+                                     4,249            90,801
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                     480,638
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Flextronics International Ltd.*                     10,560           135,696
  CDW Corp.                                            1,420            83,666
  Molex, Inc.                                          1,679            44,796
  Sanmina-SCI Corp.*                                   9,540            40,927
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               305,085
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                        13,142,905
                                                               ---------------

CONSUMER DISCRETIONARY 10.9%
  MEDIA 3.3%
  Comcast Corp. -- Class A*+                          16,220           476,544
  Sirius Satellite Radio, Inc.*+                      24,446           160,121
  XM Satellite Radio Holdings, Inc.*+                  3,890           139,690


--------------------------------------------------------------------------------
                                        1

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Liberty Global, Inc. -- Class A*+                    4,109   $       111,272
  EchoStar Communications Corp.+                       3,740           110,592
  NTL, Inc.*                                           1,584           105,811
  Pixar*+                                              2,030            90,355
  Lamar Advertising Co.*+                              1,467            66,543
                                                               ---------------

TOTAL MEDIA                                                          1,260,928
                                                               ---------------

  INTERNET & CATALOG RETAIL 2.8%
  eBay, Inc.*                                         17,168           707,321
  Amazon.com, Inc.*+                                   4,652           210,736
  IAC/InterActiveCorp*+                                5,990           151,846
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                      1,069,903
                                                               ---------------

  SPECIALTY RETAIL 1.4%
  Bed Bath & Beyond, Inc.*                             6,756           271,456
  Staples, Inc.                                        8,390           178,875
  Ross Stores, Inc.                                    2,450            58,065
  Petsmart, Inc.                                       2,417            52,642
                                                               ---------------

TOTAL SPECIALTY RETAIL                                                 561,038
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 1.4%
  Starbucks Corp.*                                     9,090           455,409
  Wynn Resorts Ltd.*+                                  1,845            83,302
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                     538,711
                                                               ---------------

  MULTILINE RETAIL 1.0%
  Sears Holdings Corp.*+                               2,930           364,551
  Dollar Tree Stores, Inc.*+                           1,770            38,320
                                                               ---------------

TOTAL MULTILINE RETAIL                                                 402,871
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Apollo Group, Inc. -- Class A*+                      3,110           206,473
  Career Education Corp.*+                             1,780            63,297
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   269,770
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  HOUSEHOLD DURABLES 0.3%
  Garmin Ltd.+                                         1,700   $       115,311
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                               115,311
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                         4,218,532
                                                               ---------------

HEALTH CARE 8.6%
  BIOTECHNOLOGY 6.2%
  Amgen, Inc.*                                         9,780           779,173
  Genzyme Corp.*                                       5,468           391,727
  Gilead Sciences, Inc.*+                              7,638           372,429
  Biogen Idec, Inc.*+                                  6,250           246,750
  Chiron Corp.*                                        4,470           194,981
  Celgene Corp.*+                                      2,833           153,889
  Medimmune, Inc.*                                     4,480           150,752
  Invitrogen Corp.*+                                     849            63,870
  Millennium Pharmaceuticals, Inc.*+                   5,761            53,750
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                  2,407,321
                                                               ---------------
  PHARMACEUTICALS 1.0%

  Teva Pharmaceutical Industries Ltd. -- SP
     ADR+                                              8,158           272,640
  Sepracor, Inc.*+                                     1,741           102,702
                                                               ---------------

TOTAL PHARMACEUTICALS                                                  375,342
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 0.7%
  Express Scripts, Inc.*+                              2,260           140,572
  Patterson Cos., Inc.*+                               2,248            89,987
  Lincare Holdings, Inc.*+                             1,610            66,091
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 296,650
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
  Biomet, Inc.+                                        5,720           198,541
  DENTSPLY International, Inc.                         1,290            69,686
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 268,227
                                                               ---------------

TOTAL HEALTH CARE                                                    3,347,540
                                                               ---------------


--------------------------------------------------------------------------------
                                        2

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
INDUSTRIALS 1.8%
  MACHINERY 0.6%
  Paccar, Inc.                                         3,274   $       222,272
                                                               ---------------

TOTAL MACHINERY                                                        222,272
                                                               ---------------

  AIR FREIGHT & COURIERS 0.5%
  Expeditors International Washington, Inc.+           1,779           101,012
  C.H. Robinson Worldwide, Inc.+                       1,445            92,653
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           193,665
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.3%
  Cintas Corp.+                                        3,440           141,212
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   141,212
                                                               ---------------

  ELECTRICAL EQUIPMENT 0.2%
  American Power Conversion Corp.                      3,322            86,040
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                              86,040
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  Fastenal Co.+                                        1,230            75,140
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  75,140
                                                               ---------------

TOTAL INDUSTRIALS                                                      718,329
                                                               ---------------

CONSUMER STAPLES 0.9%
  FOOD & DRUG RETAILING 0.9%
  Costco Wholesale Corp.+                              4,292           184,942
  Whole Foods Market, Inc.+                            1,120           150,584
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            335,526
                                                               ---------------

TOTAL CONSUMER STAPLES                                                 335,526
                                                               ---------------

TELECOMMUNICATION SERVICES 0.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  MCI, Inc.                                            6,052           153,539

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Level 3 Communications, Inc.*+                      11,733   $        27,221
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           180,760
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       180,760
                                                               ---------------

MATERIALS 0.3%
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.                                  1,100            70,466
                                                               ---------------

TOTAL CHEMICALS                                                         70,466
                                                               ---------------

  CONTAINERS & PACKAGING 0.1%
  Smurfit-Stone Container Corp.*+                      4,230            43,823
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                            43,823
                                                               ---------------

TOTAL MATERIALS                                                        114,289
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $17,415,990)                                                22,057,881
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 12.9%
Collateralized by U.S. Treasury Obligations

UBS at 3.27% due 10/03/05                    $       306,102           306,102
Lehman Brothers, Inc. at 3.25% due 10/03/05        4,089,504         4,089,504
Morgan Stanley at 3.24% due 10/03/05                 306,102           306,102
Citigroup, Inc. at 3.24% due 10/03/05                306,102           306,102
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,007,810)                                                  5,007,810
                                                               ---------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 9.4%
Investment in Securities Lending Short Term
  Investment Portfolio Held by U.S. Bank           3,643,656   $     3,643,656
                                                               ---------------


--------------------------------------------------------------------------------
                                        3

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,643,656)                                                    3,643,656
                                                               ---------------
TOTAL INVESTMENTS 79.2%
  (Cost $26,067,456)                                           $    30,709,347
                                                               ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 20.8%                  $     8,085,840
                                                               ---------------
NET ASSETS - 100.0%                                            $    38,795,187

                                                                    UNREALIZED
                                                   CONTRACTS       GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005  Nasdaq 100 Index Mini
Futures Contracts
  (Aggregate Market Value of Contracts
  $22,084,400)                                          685    $        47,601
                                                               ---------------

                                                       UNITS
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
December 2005 Nasdaq 100 Index Swap,
Maturing 12/14/05**
   (Notional Market Value $30,799,925)                19,230   $      (104,145)
                                                               ---------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

++    All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------
                                        4

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 83.3%
FINANCIALS 15.0%
  INSURANCE 3.5%
  Unitrin, Inc.+                                       5,940   $       281,912
  American Financial Group, Inc./OH                    7,590           257,529
  W.R. Berkley Corp.+                                  6,090           240,433
  First American Corp.                                 4,640           211,909
  Fidelity National Financial, Inc.                    3,730           166,059
  Horace Mann Educators Corp.                          6,670           131,933
  HCC Insurance Holdings, Inc.+                        3,220            91,867
  Ohio Casualty Corp.                                    910            24,679
  Allmerica Financial Corp.*                              60             2,468
                                                               ---------------

TOTAL INSURANCE                                                      1,408,789
                                                               ---------------

  REAL ESTATE 3.2%
  Macerich Co.                                         5,250           340,935
  Weingarten Realty Investors                          7,970           301,665
  Liberty Property Trust+                              6,970           296,504
  Regency Centers Corp.+                               3,300           189,585
  Highwoods Properties, Inc.+                          4,940           145,779
  AMB Property Corp.                                     190             8,531
                                                               ---------------

TOTAL REAL ESTATE                                                    1,282,999
                                                               ---------------

  THRIFTS & MORTGAGE FINANCE 2.9%
  Radian Group, Inc.+                                  6,830           362,673
  PMI Group, Inc.                                      8,460           337,300
  Astoria Financial Corp.                              7,810           206,340
  IndyMac Bancorp, Inc.+                               5,210           206,212
  New York Community Bancorp, Inc.+                    2,680            43,952
                                                               ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     1,156,477
                                                               ---------------

  BANKS 2.2%
  Associated Banc-Corp.+                              10,350           315,468
  SVB Financial Group*+                                4,690           228,121
  Commerce Bancorp, Inc./NJ+                           6,900           211,761
  Bank of Hawaii Corp.                                 2,640           129,941
                                                               ---------------

TOTAL BANKS                                                            885,291
                                                               ---------------

  CAPITAL MARKETS 1.8%
  Legg Mason, Inc.+                                    4,360           478,249
  SEI Investments Co.                                  3,080           115,746

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Raymond James Financial, Inc.                        3,000   $        96,360
  Investors Financial Services Corp.+                    310            10,199
                                                               ---------------

TOTAL CAPITAL MARKETS                                                  700,554
                                                               ---------------

  CONSUMER FINANCE 0.8%
  AmeriCredit Corp.*+                                 12,840           306,491
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 306,491
                                                               ---------------

  DIVERSIFIED FINANCIALS 0.6%
  Leucadia National Corp.                              5,810           250,411
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                           250,411
                                                               ---------------

TOTAL FINANCIALS                                                     5,991,012
                                                               ---------------

CONSUMER DISCRETIONARY 14.1%
  SPECIALTY RETAIL 4.5%
  Pacific Sunwear of California, Inc.*+               11,960           256,422
  Chico's FAS, Inc.*+                                  6,080           223,744
  Petsmart, Inc.                                       9,450           205,821
  American Eagle Outfitters, Inc.                      7,750           182,357
  Ross Stores, Inc.                                    6,500           154,050
  Abercrombie & Fitch Co. -- Class A                   2,620           130,607
  Advance Auto Parts, Inc.*                            3,110           120,295
  Barnes & Noble, Inc.                                 2,960           111,592
  CarMax, Inc.*+                                       3,200           100,064
  Michaels Stores, Inc.+                               2,750            90,915
  Urban Outfitters, Inc.*+                             2,870            84,378
  O'Reilly Automotive, Inc.*                           1,910            53,824
  Payless Shoesource, Inc.*+                           2,990            52,026
  Claire's Stores, Inc.                                  860            20,752
                                                               ---------------

TOTAL SPECIALTY RETAIL                                               1,786,847
                                                               ---------------

  HOUSEHOLD DURABLES 3.2%
  American Greetings Corp. -- Class A+                 9,990           273,726
  Lennar Corp. -- Class A+                             4,280           255,773
  Toll Brothers, Inc.*+                                4,420           197,441
  Ryland Group, Inc.+                                  2,020           138,208
  Harman International Industries, Inc.                1,100           112,497


--------------------------------------------------------------------------------
                                        1

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Blyth, Inc.                                          4,230   $        94,287
  Mohawk Industries, Inc.*                             1,130            90,683
  Hovnanian Enterprises, Inc. -- Class A*+             1,370            70,144
  Tupperware Corp.+                                    1,360            30,981
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                             1,263,740
                                                               ---------------

  MEDIA 2.1%
  Scholastic Corp.*+                                   6,610           244,306
  Catalina Marketing Corp.+                           10,670           242,636
  Media General, Inc.                                  4,020           233,200
  Harte-Hanks, Inc.                                    2,080            54,974
  Entercom Communications Corp.*                       1,210            38,224
  Valassis Communications, Inc.*                         560            21,829
  Westwood One, Inc.                                     200             3,978
                                                               ---------------

TOTAL MEDIA                                                            839,147
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 1.4%
  CBRL Group, Inc.+                                    5,530           186,140
  Applebee's International, Inc.                       5,140           106,346
  Boyd Gaming Corp.                                    2,350           101,332
  International Speedway Corp. -- Class A              1,510            79,230
  Brinker International, Inc.*                         1,880            70,613
  Cheesecake Factory, Inc.*+                           1,260            39,362
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                     583,023
                                                               ---------------

  TEXTILES & APPAREL 1.1%
  Timberland Co. -- Class A*                           8,170           275,983
  Polo Ralph Lauren Corp.                              3,420           172,026
                                                               ---------------

TOTAL TEXTILES & APPAREL                                               448,009
                                                               ---------------

  AUTO COMPONENTS 0.7%
  Modine Manufacturing Co.                             5,170           189,635
  ArvinMeritor, Inc.                                   3,460            57,851
  Lear Corp.                                             580            19,703
                                                               ---------------

TOTAL AUTO COMPONENTS                                                  267,189
                                                               ---------------

  MULTILINE RETAIL 0.6%
  Neiman-Marcus Group, Inc. -- Class A                 1,670           166,917

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Saks, Inc.*                                          3,730   $        69,005
                                                               ---------------

TOTAL MULTILINE RETAIL                                                 235,922
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Career Education Corp.*+                             3,610           128,372
  Education Management Corp.*                          1,430            46,103
  ITT Educational Services, Inc.*                        350            17,272
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   191,747
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                         5,615,624
                                                               ---------------

INFORMATION TECHNOLOGY 12.6%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.1%
  Microchip Technology, Inc.                          12,050           362,946
  Lam Research Corp.*+                                11,330           345,225
  Integrated Device Technology, Inc.*                 13,730           147,460
  International Rectifier Corp.*                       2,380           107,290
  MEMC Electronic Materials, Inc.*+                    4,130            94,123
  Cree, Inc.*+                                         2,460            61,549
  Semtech Corp.*+                                      3,420            56,327
  Credence Systems Corp.*                              4,360            34,793
  Triquint Semiconductor, Inc.*                        3,300            11,616
  Intersil Corp. -- Class A+                             420             9,148
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        1,230,477
                                                               ---------------

  IT CONSULTING & SERVICES 3.1%
  DST Systems, Inc.*+                                  6,200           339,946
  Ceridian Corp.*                                     10,770           223,478
  CSG Systems International, Inc.*                     9,960           216,232
  Cognizant Technology Solutions Corp.*                2,970           138,372
  CheckFree Corp.*+                                    2,500            94,550
  Acxiom Corp.+                                        4,920            92,102
  MPS Group, Inc.*                                     6,990            82,482
  Anteon International Corp.*                            720            30,787
  BISYS Group, Inc.*                                     810            10,878
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                       1,228,827
                                                               ---------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  SOFTWARE 2.0%
  McAfee, Inc.*+                                       6,610   $       207,686
  Sybase, Inc.*+                                       6,680           156,446
  Wind River Systems, Inc.*+                           9,930           128,395
  Activision, Inc.*+                                   5,200           106,340
  Macromedia, Inc.*                                    2,490           101,268
  Fair Isaac Corp.+                                    1,570            70,336
  Cadence Design Systems, Inc.*                        1,990            32,158
                                                               ---------------

TOTAL SOFTWARE                                                         802,629
                                                               ---------------

  COMPUTERS & PERIPHERALS 1.8%
  Sandisk Corp.*+                                      5,450           262,962
  Western Digital Corp.*+                             15,850           204,941
  Imation Corp.                                        3,690           158,190
  Diebold, Inc.                                        2,510            86,495
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          712,588
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  Arrow Electronics, Inc.*                             7,570           237,395
  Avnet, Inc.*+                                        8,530           208,558
  CDW Corp.+                                           2,640           155,549
  Amphenol Corp. -- Class A                            1,400            56,476
  National Instruments Corp.+                            940            23,162
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               681,140
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 0.9%
  Harris Corp.                                         3,710           155,078
  Powerwave Technologies, Inc.*+                       7,780           101,062
  Avocent Corp.*+                                      1,740            55,054
  F5 Networks, Inc.*+                                  1,110            48,252
  ADTRAN, Inc.                                           270             8,505
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                         367,951
                                                               ---------------

  OFFICE ELECTRONICS 0.0%
  Zebra Technologies Corp. -- Class A*+                  530            20,718
                                                               ---------------

TOTAL OFFICE ELECTRONICS                                                20,718
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                         5,044,330
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
INDUSTRIALS 10.7%
  COMMERCIAL SERVICES & SUPPLIES 3.6%
  Dun & Bradstreet Corp.*                              5,480   $       360,967
  Herman Miller, Inc.                                  8,940           270,882
  Republic Services, Inc.                              7,240           255,500
  HNI Corp.                                            2,370           142,721
  Korn/Ferry International, Inc.*                      6,140           100,635
  Adesa, Inc.                                          4,540           100,334
  Corporate Executive Board Co.                        1,180            92,016
  Stericycle, Inc.*+                                   1,460            83,439
  Copart, Inc.*                                        1,480            35,328
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,441,822
                                                               ---------------

  MACHINERY 2.0%
  Harsco Corp.                                         2,870           188,186
  Federal Signal Corp.                                 9,240           157,911
  Joy Global, Inc.                                     2,920           147,343
  Trinity Industries, Inc.+                            2,320            93,937
  Pentair, Inc.                                        2,570            93,805
  Timken Co.                                           2,790            82,668
  Donaldson Co., Inc.+                                   960            29,309
  Flowserve Corp.*+                                      530            19,265
                                                               ---------------

TOTAL MACHINERY                                                        812,424
                                                               ---------------

  ROAD & RAIL 1.4%
  Yellow Roadway Corp.*+                               7,030           291,183
  CNF, Inc.                                            5,020           263,550
                                                               ---------------

TOTAL ROAD & RAIL                                                      554,733
                                                               ---------------

  AEROSPACE & DEFENSE 1.2%
  Alliant Techsystems, Inc.*+                          4,000           298,600
  Precision Castparts Corp.                            3,570           189,567
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                              488,167
                                                               ---------------

  ELECTRICAL EQUIPMENT 0.6%
  Thomas & Betts Corp.*                                5,480           188,567
  AMETEK, Inc.+                                        1,100            47,267
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                             235,834
                                                               ---------------


--------------------------------------------------------------------------------
                                        3

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AIR FREIGHT & COURIERS 0.6%
  C.H. Robinson Worldwide, Inc.+                       3,650   $       234,038
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           234,038
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 0.4%
  GATX Corp.+                                          4,200           166,110
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 166,110
                                                               ---------------

  CONSTRUCTION & ENGINEERING 0.4%
  Jacobs Engineering Group, Inc.*+                     2,300           155,020
                                                               ---------------

TOTAL CONSTRUCTION & ENGINEERING                                       155,020
                                                               ---------------

  MARINE 0.2%
  Alexander & Baldwin, Inc.                            1,670            88,911
                                                               ---------------

TOTAL MARINE                                                            88,911
                                                               ---------------

  INDUSTRIAL CONGLOMERATES 0.2%
  Teleflex, Inc.+                                        990            69,795
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                          69,795
                                                               ---------------

  AIRLINES 0.1%
  Alaska Air Group, Inc.*+                             1,600            46,496
                                                               ---------------

TOTAL AIRLINES                                                          46,496
                                                               ---------------

TOTAL INDUSTRIALS                                                    4,293,350
                                                               ---------------

HEALTH CARE 9.9%
  HEALTH CARE PROVIDERS & SERVICES 4.0%
  Omnicare, Inc.+                                      7,150           402,044
  Pacificare Health Systems, Inc.*+                    4,380           349,436
  Lincare Holdings, Inc.*+                             7,410           304,181
  Patterson Cos., Inc.*+                               5,850           234,176
  Apria Healthcare Group, Inc.*                        3,410           108,813
  Triad Hospitals, Inc.*+                              2,360           106,837
  Health Net, Inc.*                                    1,040            49,213
  Community Health Systems, Inc.*                        890            34,541

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  LifePoint Hospitals, Inc.*+                            670   $        29,299
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,618,540
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
  Hillenbrand Industries, Inc.                         5,730           269,596
  Varian Medical Systems, Inc.*+                       4,800           189,648
  Varian, Inc.*+                                       5,080           174,346
  Inamed Corp.*+                                       1,780           134,710
  DENTSPLY International, Inc.                         2,160           116,683
  Edwards Lifesciences Corp.*                          2,320           103,031
  Intuitive Surgical, Inc.*+                             530            38,844
  Gen-Probe, Inc.*                                       690            34,121
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,060,979
                                                               ---------------

  BIOTECHNOLOGY 1.6%
  Invitrogen Corp.*+                                   2,950           221,929
  Protein Design Labs, Inc.*                           6,770           189,560
  Charles River Laboratories
      International, Inc.*+                            3,920           170,990
  Millennium Pharmaceuticals, Inc.*+                   3,280            30,602
  Techne Corp.*+                                         400            22,792
  Cephalon, Inc.*+                                       340            15,783
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                    651,656
                                                               ---------------

  PHARMACEUTICALS 1.6%
  IVAX Corp.*                                         10,110           266,500
  Barr Pharmaceuticals, Inc.*                          4,320           237,255
  Sepracor, Inc.*+                                     2,070           122,109
                                                               ---------------

TOTAL PHARMACEUTICALS                                                  625,864
                                                               ---------------

TOTAL HEALTH CARE                                                    3,957,039
                                                               ---------------

ENERGY 7.3%
  OIL & GAS 3.8%
  Peabody Energy Corp.                                 3,450           291,008
  Overseas Shipholding Group, Inc.+                    4,610           268,901
  Newfield Exploration Co.*+                           4,320           212,112
  Pioneer Natural Resources Co.+                       3,370           185,080
  Noble Energy, Inc.+                                  3,360           157,584


--------------------------------------------------------------------------------
                                        4

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Forest Oil Corp.*                                    2,400   $       125,040
  Arch Coal, Inc.+                                     1,700           114,750
  Denbury Resources, Inc.*                             2,150           108,446
  Plains Exploration & Production Co.*                 1,260            53,953
  Western Gas Resources, Inc.+                           370            18,955
                                                               ---------------

TOTAL OIL & GAS                                                      1,535,829
                                                               ---------------

  ENERGY EQUIPMENT & SERVICES 3.5%
  Patterson-UTI Energy, Inc.+                          8,060           290,805
  Cooper Cameron Corp.*+                               3,200           236,576
  ENSCO International, Inc.+                           4,860           226,427
  Pride International, Inc.*+                          7,360           209,834
  Grant Prideco, Inc.*+                                4,070           165,445
  Helmerich & Payne, Inc.+                             2,240           135,274
  Smith International, Inc.+                           3,570           118,917
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    1,383,278
                                                               ---------------

TOTAL ENERGY                                                         2,919,107
                                                               ---------------

UTILITIES 6.5%
  MULTI-UTILITIES 3.2%
  Vectren Corp.                                       10,000           283,500
  WPS Resources Corp.+                                 4,810           278,018
  NSTAR+                                               9,610           277,921
  Aquila, Inc.*                                       35,050           138,798
  Wisconsin Energy Corp.                               3,220           128,542
  MDU Resources Group, Inc.                            3,500           124,775
  OGE Energy Corp.+                                    1,370            38,497
                                                               ---------------

TOTAL MULTI-UTILITIES                                                1,270,051
                                                               ---------------

  GAS UTILITIES 2.0%
  Oneok, Inc.+                                         8,600           292,572
  Questar Corp.                                        3,170           279,341
  AGL Resources, Inc.                                  6,330           234,906
                                                               ---------------

TOTAL GAS UTILITIES                                                    806,819
                                                               ---------------

  ELECTRIC UTILITIES 1.1%
  Sierra Pacific Resources*+                          12,520           185,922
  Black Hills Corp.+                                   2,940           127,508
  Pepco Holdings, Inc.                                 3,730            86,797
  Westar Energy, Inc.+                                 1,370            33,058
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                               433,285
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  WATER UTILITIES 0.2%
  Aqua America, Inc.                                   2,700   $       102,654
                                                               ---------------

TOTAL WATER UTILITIES                                                  102,654
                                                               ---------------

TOTAL UTILITIES                                                      2,612,809
                                                               ---------------

MATERIALS 4.0%
  CHEMICALS 2.8%
  Lyondell Chemical Co.+                              12,280           351,454
  Lubrizol Corp.                                       7,290           315,876
  Olin Corp.+                                          7,540           143,185
  Airgas, Inc.                                         3,340            98,964
  FMC Corp.*                                           1,710            97,846
  Chemtura Corp.                                       6,110            75,886
  Albemarle Corp.                                        740            27,898
                                                               ---------------

TOTAL CHEMICALS                                                      1,111,109
                                                               ---------------

  CONTAINERS & PACKAGING 0.6%
  Packaging Corporation of America                    12,140           235,637
  Longview Fibre Co.                                     450             8,771
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                           244,408
                                                               ---------------

  CONSTRUCTION MATERIALS 0.5%
  Martin Marietta Materials, Inc.                      2,440           191,442
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                           191,442
                                                               ---------------

  METALS & MINING 0.1%
  Steel Dynamics, Inc.+                                  870            29,545
                                                               ---------------

TOTAL METALS & MINING                                                   29,545
                                                               ---------------

TOTAL MATERIALS                                                      1,576,504
                                                               ---------------

CONSUMER STAPLES 2.8%
  HOUSEHOLD PRODUCTS 0.9%
  Energizer Holdings, Inc.*+                           5,800           328,860
  Church & Dwight Co., Inc.                            1,380            50,977
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                               379,837
                                                               ---------------


--------------------------------------------------------------------------------
                                        5

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  FOOD PRODUCTS 0.8%
  Dean Foods Co.*                                      8,020   $       311,657
                                                               ---------------

TOTAL FOOD PRODUCTS                                                    311,657
                                                               ---------------

  FOOD & DRUG RETAILING 0.6%
  Whole Foods Market, Inc.+                            1,940           260,833
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            260,833
                                                               ---------------

  BEVERAGES 0.5%
  PepsiAmericas, Inc.                                  8,080           183,659
                                                               ---------------

TOTAL BEVERAGES                                                        183,659
                                                               ---------------

TOTAL CONSUMER STAPLES                                               1,135,986
                                                               ---------------

TELECOMMUNICATION SERVICES 0.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
  Cincinnati Bell, Inc.*                              30,180           133,094
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                               133,094
                                                               ---------------

  WIRELESS TELECOMMUNICATION SERVICES 0.1%
  Telephone & Data Systems, Inc.+                        780            30,420
                                                               ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               30,420
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       163,514
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $30,421,768)                                                33,309,275

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 11.0%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                    $     1,094,819   $     1,094,819
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                       1,118,742         1,118,742
Morgan Stanley at 3.24% due
10/03/05                                           1,094,819         1,094,819
Citigroup, Inc. at 3.24% due
10/03/05                                           1,094,819         1,094,819
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,403,199)                                                  4,403,199
                                                               ---------------

SECURITIES LENDING COLLATERAL 22.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
      U.S. Bank                                    8,860,145         8,860,145
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,860,145)                                                    8,860,145
                                                               ---------------

TOTAL INVESTMENTS 116.5%
  (Cost $43,685,112)                                           $    46,572,619
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.5)%                                             $    (6,588,496)
                                                               ---------------
NET ASSETS - 100.0%                                            $    39,984,123

                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $10,370,880)                                 144   $        38,349
                                                               ---------------

                                                       UNITS
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
November 2005 S&P MidCap 400
Index Swap, Maturing 11/25/05**
  (Notional Market Value
  $16,111,322)                                        22,491   $       109,186
                                                               ---------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------
                                        6

INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 40.9%
Federal Farm Credit Bank*
  3.59% due 10/06/05                         $       500,000   $       499,850
Federal Home Loan Bank*
  3.62% due 10/14/05                                 500,000           499,447
Freddie Mac*
  3.62% due 10/11/05                                 500,000           499,598
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,498,895)                                                  1,498,895
                                                               ---------------

REPURCHASE AGREEMENTS 54.0%
Collateralized by U.S. Treasury
Obligations
UBS at 3.27% due 10/03/05                            491,305           491,305
Lehman Brothers, Inc. at
3.25% due 10/03/05                                   502,041           502,041
Morgan Stanley at 3.24% due 10/03/2005               491,305           491,305
Citigroup, Inc. at 3.24% due 10/03/05                491,305           491,305
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,975,956)                                                  1,975,956
                                                               ---------------
TOTAL INVESTMENTS 94.9%
  (Cost $3,474,851)                                            $     3,474,851
                                                               ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%                   $       186,052
                                                               ---------------
NET ASSETS - 100.0%                                            $     3,660,903
------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 S&P MidCap 400 Index Mini
Futures Contracts
  (Aggregate Market Value of Contracts
  $2,016,560)                                             28   $        (1,438)
                                                               ---------------

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
November 2005 S&P MidCap 400 Index Swap,
Maturing 11/22/05**
  (Notional Market Value $1,677,217)                   2,341   $        (8,203)
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 80.8%
FINANCIALS 16.9%
  REAL ESTATE 5.7%
  Kilroy Realty Corp.                                  2,450   $       137,273
  Corporate Office Properties Trust SBI/MD             3,490           121,975
  Jones Lang LaSalle, Inc.                             2,530           116,532
  LaSalle Hotel Properties                             3,210           110,585
  Eastgroup Properties, Inc.                           2,470           108,063
  Entertainment Properties Trust                       2,400           107,112
  Sovran Self Storage, Inc.                            2,180           106,711
  Commercial Net Lease Realty                          5,260           105,200
  Equity One, Inc.                                     4,460           103,695
  Taubman Centers, Inc.                                3,190           101,123
  Spirit Finance Corp.                                 8,680            97,650
  American Home Mortgage Investment Corp.              3,220            97,566
  National Health Investors, Inc.                      3,200            88,352
  Parkway Properties, Inc./MD                          1,870            87,740
  Trammell Crow Co.*                                   3,230            79,716
  Fieldstone Investment Corp.                          6,670            77,772
  MFA Mortgage Investments, Inc.+                     11,240            68,901
  Impac Mortgage Holdings, Inc.+                       5,590            68,533
  Meristar Hospitality Corp.*                          7,100            64,823
  Pennsylvania Real Estate Investment Trust            1,470            62,005
  Arbor Realty Trust, Inc.                             1,750            49,175
  Bedford Property Investors, Inc.                     1,990            47,442
  Capital Automotive REIT                              1,080            41,807
  BioMed Realty Trust, Inc.                            1,610            39,928
  Luminent Mortgage Capital, Inc.                      5,210            39,336
  Essex Property Trust, Inc.+                            370            33,300
  Realty Income Corp.                                  1,230            29,409
  CB Richard Ellis Group, Inc. -- Class A*               510            25,092
  Saxon Capital, Inc.                                  2,010            23,819
  Capstead Mortgage Corp.+                             2,640            18,242
  Equity Inns, Inc.                                    1,250            16,875
  Newcastle Investment Corp.+                            500            13,950
  Equity Lifestyle Properties, Inc.                      310            13,950
  HomeBanc Corp./Atlanta GA                            1,700            13,124

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  New Century Financial Corp.                            273   $         9,902
                                                               ---------------

TOTAL REAL ESTATE                                                    2,326,678
                                                               ---------------

  BANKS 5.4%
  SVB Financial Group*+                                2,560           124,518
  Provident Bankshares Corp.                           3,360           116,861
  Pacific Capital Bancorp                              3,400           113,186
  Umpqua Holding Corp.+                                4,530           110,170
  Central Pacific Financial Corp. Co.                  3,030           106,595
  Hancock Holding Co.                                  3,050           104,127
  Cathay General Bancorp                               2,880           102,125
  Greater Bay Bancorp                                  4,032            99,349
  MB Financial Corp.                                   2,540            99,009
  TrustCo Bank Corp./NY+                               7,870            98,611
  First Bancorp Puerto Rico                            5,710            96,613
  First Republic Bank+                                 2,740            96,530
  Sterling Financial Corp./WA                          4,115            92,793
  FNB Corp.                                            5,320            91,930
  First Financial Bancorp                              4,810            89,466
  Community Bank System, Inc.                          3,570            80,682
  PrivateBancorp, Inc.                                 2,240            76,787
  Hanmi Financial Corp.                                4,120            73,954
  United Bankshares, Inc.                              1,910            66,755
  Citizens Banking Corp./MI                            1,900            53,960
  First Midwest Bancorp, Inc./IL+                      1,410            52,508
  UCBH Holdings, Inc.+                                 2,760            50,563
  First Community Bancorp/CA                             790            37,786
  Nara Bancorp, Inc.                                   2,520            37,674
  Center Financial Corp.                               1,510            35,485
  Oriental Financial Group                             2,600            31,824
  East-West Bancorp, Inc.                                930            31,657
  Prosperity Bancshares, Inc.+                           830            25,108
                                                               ---------------

TOTAL BANKS                                                          2,196,626
                                                               ---------------

  THRIFTS & MORTGAGE FINANCE 2.2%
  Corus Bankshares, Inc.                               1,920           105,274
  Commercial Capital Bancorp, Inc.                     5,840            99,280
  Harbor Florida Bancshares, Inc.                      2,700            97,929
  FirstFed Financial Corp.*+                           1,770            95,244
  Provident Financial Services, Inc.                   5,250            92,400
  Flagstar Bancorp, Inc.+                              4,720            75,992
  NetBank, Inc.                                        6,310            52,436


--------------------------------------------------------------------------------
                                        1

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  MAF Bancorp, Inc.                                    1,180   $        48,380
  Dime Community Bancshares                            2,890            42,541
  Kearny Financial Corp.                               2,960            37,000
  Federal Agricultural Mortgage Corp.                  1,180            28,721
  R&G Financial Corp. -- Class B                       1,950            26,812
  Downey Financial Corp.+                                420            25,578
  Franklin Bank Corp./Houston TX*                      1,480            23,902
  Doral Financial Corp.+                               1,820            23,787
  BankAtlantic Bancorp, Inc. -- Class A                1,270            21,577
  W Holding Co., Inc.                                    310             2,964
                                                               ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       899,817
                                                               ---------------

  INSURANCE 2.0%
  ProAssurance Corp.*                                  2,630           122,742
  LandAmerica Financial Group, Inc.                    1,840           118,956
  Covanta Holding Corp.*                               7,440            99,919
  Argonaut Group, Inc.*                                3,290            88,863
  Selective Insurance Group, Inc.                      1,750            85,575
  Zenith National Insurance Corp.                        830            52,033
  Safety Insurance Group, Inc.                         1,420            50,538
  UICI                                                 1,390            50,040
  Triad Guaranty, Inc.*+                               1,210            47,456
  RLI Corp.+                                             740            34,232
  Philadelphia Consolidated Holding Co.*+                290            24,621
  AmerUs Group Co.+                                      300            17,211
                                                               ---------------

TOTAL INSURANCE                                                        792,186
                                                               ---------------

  CAPITAL MARKETS 0.7%
  Investment Technology Group, Inc.*                   3,380           100,048
  MCG Capital Corp.                                    4,740            79,964
  Calamos Asset Management, Inc. -- Class A            1,460            36,033
  Affiliated Managers Group*+                            350            25,347
  GAMCO Investors, Inc. -- Class A                       410            18,798
  MarketAxess Holdings, Inc.*                          1,080            14,688
  LaBranche & Co., Inc.*+                              1,423            12,366

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  optionsXpress Holdings, Inc.                           350   $         6,664
                                                               ---------------

TOTAL CAPITAL MARKETS                                                  293,908
                                                               ---------------

  CONSUMER FINANCE 0.7%
  CompuCredit Corp.*+                                  2,820           125,264
  World Acceptance Corp.*                              1,480            37,607
  Collegiate Funding Services LLC*                     2,010            29,768
  ACE Cash Express, Inc.*+                             1,270            24,778
  Cash America International, Inc.                     1,110            23,033
  Advance America Cash Advance Centers, Inc.           1,630            21,598
  Nelnet, Inc. -- Class A*                               240             9,122
  Asta Funding, Inc.+                                    170             5,161
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 276,331
                                                               ---------------

  DIVERSIFIED FINANCIALS 0.2%
  Nasdaq Stock Market, Inc.*+                          2,180            55,263
  Archipelago Holdings, Inc.*                            140             5,579
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                            60,842
                                                               ---------------

TOTAL FINANCIALS                                                     6,846,388
                                                               ---------------

INFORMATION TECHNOLOGY 14.4%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 3.5%
  Varian Semiconductor
      Equipment Associates, Inc.*+                     3,150           133,465
  Cymer, Inc.*+                                        3,880           121,522
  Micrel, Inc.*+                                       8,480            95,230
  Sigmatel, Inc.*                                      4,500            91,080
  OmniVision Technologies, Inc.*+                      6,970            87,961
  ON Semiconductor Corp.*                             15,150            78,325
  MKS Instruments, Inc.*+                              4,450            76,673
  Microsemi Corp.*+                                    2,610            66,659
  Photronics, Inc.*+                                   3,100            60,140
  Tessera Technologies, Inc.*                          1,930            57,726
  ATMI, Inc.*                                          1,680            52,080
  Silicon Image, Inc.*+                                5,850            52,007
  Diodes, Inc.*                                        1,080            39,161
  MIPS Technology, Inc.*                               5,200            35,516
  IXYS Corp.*                                          3,360            35,482
  ADE Corp.*                                           1,370            30,798


--------------------------------------------------------------------------------
                                        2

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Cypress Semiconductor Corp.*+                        1,990   $        29,950
  FEI Co.*                                             1,390            26,758
  Power Integrations, Inc.*                            1,200            26,100
  Silicon Laboratories, Inc.*+                           770            23,400
  RF Micro Devices, Inc.*                              3,945            22,289
  Brooks Automation, Inc.*+                            1,660            22,128
  Skyworks Solutions, Inc.*+                           2,660            18,673
  Rambus, Inc.*+                                       1,510            18,271
  Silicon Storage Technology, Inc.*                    2,970            15,979
  Axcelis Technologies, Inc.*+                         3,050            15,921
  Credence Systems Corp.*+                             1,939            15,473
  Amkor Technology, Inc.*+                             3,120            13,666
  PMC - Sierra, Inc.*+                                 1,510            13,303
  Atmel Corp.*                                         5,992            12,344
  LTX Corp.*                                           1,750             7,385
  Conexant Systems, Inc.*                              3,530             6,319
  Lattice Semiconductor Corp.*+                          730             3,124
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        1,404,908
                                                               ---------------

  SOFTWARE 2.9%
  Kronos, Inc./MA*                                     2,420           108,029
  Transaction Systems
      Architects, Inc. -- Class A*+                    3,590            99,981
  Internet Security Systems, Inc.*                     4,110            98,681
  MicroStrategy, Inc. -- Class A*                      1,330            93,486
  Macrovision Corp.*+                                  4,480            85,568
  Epicor Software Corp.*                               5,850            76,050
  Ansys, Inc.*+                                        1,590            61,199
  Parametric Technology Corp.*                         7,010            48,860
  Altiris, Inc.*                                       2,890            44,188
  Micros Systems, Inc.*+                               1,010            44,187
  Verity, Inc.*                                        4,160            44,179
  Borland Software Corp.*                              6,740            39,227
  TIBCO Software, Inc.*+                               4,440            37,118
  Quest Software, Inc.*                                2,390            36,017
  Quality Systems, Inc.*                                 430            29,709
  Take-Two Interactive Software, Inc.*+                1,220            26,950
  SS&C Technologies Co.                                  700            25,648
  Salesforce.com, Inc.*                                1,090            25,201
  Advent Software, Inc.*+                                920            24,785
  THQ, Inc.*                                           1,030            21,960

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  RSA Security, Inc.*                                  1,405   $        17,858
  InterVoice, Inc.*                                    1,650            14,866
  Filenet Corp.*                                         500            13,950
  Intervideo, Inc.*                                    1,390            13,942
  Vasco Data Security International*                   1,390            12,607
  Mentor Graphics Corp.*+                              1,265            10,879
  Progress Software Corp.*                               290             9,213
  Serena Software, Inc.*+                                190             3,787
                                                               ---------------

TOTAL SOFTWARE                                                       1,168,125
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
  Anixter International, Inc.*                         2,960           119,377
  Electro Scientific Industries, Inc.*                 3,920            87,651
  Coherent, Inc.*                                      2,970            86,962
  Paxar Corp.*                                         4,430            74,645
  Agilsys, Inc.                                        3,910            65,844
  CTS Corp.                                            5,000            60,500
  Rofin-Sinar Technologies, Inc.*                      1,200            45,588
  Littelfuse, Inc.*                                    1,620            45,571
  TTM Technologies, Inc.*                              5,620            40,183
  Benchmark Electronics, Inc.*+                        1,200            36,144
  Global Imaging Systems, Inc.*                          980            33,369
  MTS Systems Corp.                                      790            29,838
  Metrologic Instruments, Inc.*                        1,470            26,739
  International DisplayWorks, Inc.*+                   3,530            20,968
  Itron, Inc.*                                           380            17,351
  Trimble Navigation Ltd.*                               500            16,845
  Lexar Media, Inc.*                                   1,730            11,072
  Fargo Electronics, Inc.*                               310             5,416
  Scansource, Inc.*                                       70             3,412
  Taser International, Inc.*+                            310             1,913
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               829,388
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 1.9%
  CommScope, Inc.*+                                    5,410            93,809
  Netgear, Inc.*+                                      3,040            73,142
  Sycamore Networks, Inc.*                            18,850            71,064
  Extreme Networks, Inc.*+                            15,210            67,685
  Comtech Telecommunications Corp.*                    1,580            65,523
  Black Box Corp.+                                     1,180            49,513


--------------------------------------------------------------------------------
                                        3

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Symmetricom, Inc.*                                   6,310   $        48,839
  Tekelec*                                             2,190            45,881
  Harmonic, Inc.*                                      7,820            45,512
  ADTRAN, Inc.                                         1,440            45,360
  3Com Corp.*+                                         9,415            38,413
  Ixia*+                                               2,260            33,245
  Utstarcom, Inc.*+                                    2,953            24,126
  Avocent Corp.*+                                        608            19,237
  Westell Technologies, Inc. -- Class A*               3,720            13,541
  Arris Group, Inc.*                                   1,100            13,046
  F5 Networks, Inc.*+                                    230             9,998
  Ditech Communications Corp.*                           550             3,707
  EndWave Corp.*+                                        260             3,354
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                         764,995
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 1.7%
  EarthLink, Inc.*                                    12,510           133,857
  United Online, Inc.                                  7,490           103,736
  InfoSpace, Inc.*                                     3,310            79,010
  Websense, Inc.*                                      1,510            77,327
  Equinix, Inc.*                                       1,750            72,887
  j2 Global Communications, Inc.*+                     1,510            61,034
  Digital River, Inc.*+                                1,560            54,366
  Jupitermedia Corp.*+                                 2,450            43,390
  Bankrate, Inc.*+                                     1,270            34,836
  Travelzoo, Inc.*                                       310             6,879
  Online Resources Corp.*                                260             2,751
  Click Commerce, Inc.*                                  145             2,658
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                     672,731
                                                               ---------------

  COMPUTERS & PERIPHERALS 1.3%
  Intergraph Corp.*                                    3,050           136,366
  Brocade Communications Systems, Inc.*               17,700            72,216
  Hutchinson Technology, Inc.*+                        2,370            61,904
  Komag, Inc.*                                         1,860            59,446
  Emulex Corp.*+                                       2,700            54,567
  McData Corp. -- Class A*                            10,021            52,510
  Palm, Inc.*+                                         1,530            43,345
  Gateway, Inc.*                                       7,710            20,817
  Synaptics, Inc.*+                                      970            18,236

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Adaptec, Inc.*                                       1,180   $         4,519
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          523,926
                                                               ---------------

  IT CONSULTING & SERVICES 1.1%
  CSG Systems International, Inc.*                     5,570           120,925
  MAXIMUS, Inc.                                        2,610            93,307
  Perot Systems Corp. -- Class A*                      3,350            47,402
  Talx Corp.                                           1,030            33,774
  Mantech International Corp. -- Class A*              1,080            28,523
  BISYS Group, Inc.*                                   2,116            28,418
  Sapient Corp.*+                                      3,750            23,437
  Infocrossing, Inc.*+                                 2,550            23,435
  Acxiom Corp.                                         1,161            21,734
  CACI International, Inc. -- Class A*                   300            18,180
  iPayment Holdings, Inc.*                               330            12,487
  infoUSA, Inc. -- Class B*                              890             9,452
  RightNow Technologies, Inc.*                           360             5,299
  Kanbay International, Inc.*                            120             2,256
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                         468,629
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                         5,832,702
                                                               ---------------

CONSUMER DISCRETIONARY 12.3%
  SPECIALTY RETAIL 3.3%
  Charming Shoppes, Inc.*+                            11,630           124,092
  Genesco, Inc.*                                       2,750           102,410
  Aaron Rents, Inc.                                    4,280            90,522
  United Auto Group, Inc.                              2,700            89,208
  Sonic Automotive, Inc.                               3,900            86,658
  Group 1 Automotive, Inc.*                            2,850            78,660
  Guitar Center, Inc.*+                                1,420            78,398
  Pantry, Inc.*                                        1,970            73,619
  Stein Mart, Inc.                                     3,470            70,441
  Too, Inc.*+                                          2,170            59,523
  CSK Auto Corp.*                                      3,770            56,098
  Cato Corp. -- Class A                                2,710            54,010
  Guess ?, Inc.*                                       2,200            47,146
  HOT Topic, Inc.*                                     3,000            46,080
  Buckle, Inc.                                         1,060            36,008
  Children's Place Retail Stores, Inc.*                  980            34,927
  Finish Line, Inc. -- Class A                         2,130            31,077


--------------------------------------------------------------------------------
                                        4

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Build-A-Bear Workshop, Inc.*+                        1,220   $        27,206
  Electronics Boutique Holdings Corp.*                   430            27,021
  Hibbett Sporting Goods, Inc.*                        1,100            24,475
  Cache, Inc.*                                         1,320            20,104
  Payless Shoesource, Inc.*+                             977            17,000
  Movie Gallery, Inc.+                                 1,580            16,416
  Select Comfort Corp.*+                                 720            14,386
  GameStop Corp. -- Class B*                             220             6,246
  Burlington Coat Factory Warehouse Corp.                100             3,804
  Regis Corp.                                             70             2,647
                                                               ---------------

TOTAL SPECIALTY RETAIL                                               1,318,182
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 2.5%
  Shuffle Master, Inc.*+                               3,740            98,848
  CEC Entertainment, Inc.*                             2,890            91,786
  Six Flags, Inc.*                                    12,720            91,457
  CKE Restaurants, Inc.+                               6,240            82,243
  Papa John's International, Inc.*                     1,460            73,175
  Jack in the Box, Inc.*+                              2,230            66,699
  Landry's Restaurants, Inc.+                          2,220            65,046
  Steak n Shake Co.*                                   3,430            62,254
  Vail Resorts, Inc.*                                  2,010            57,787
  P.F. Chang's China Bistro, Inc.*+                    1,220            54,693
  Ameristar Casinos, Inc.                              2,280            47,515
  Argosy Gaming Co.*                                     790            37,122
  Sunterra Corp.*+                                     2,650            34,795
  Bluegreen Corp.*                                     1,870            33,006
  IHOP Corp.                                             770            31,370
  Sonic Corp.*                                           860            23,521
  Krispy Kreme Doughnuts, Inc.*+                       3,679            23,031
  Domino's Pizza, Inc.                                   500            11,660
  Multimedia Games, Inc.*+                             1,200            11,652
  Monarch Casino & Resort, Inc.*                         500             8,495
  Gaylord Entertainment Co.*+                            170             8,101
  Red Robin Gourmet Burgers, Inc.*+                      170             7,793
  Penn National Gaming, Inc.*                            120             3,733
  Boyd Gaming Corp.                                       70             3,018
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   1,028,800
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  MEDIA 1.9%
  Journal Register Co.                                 5,580   $        90,284
  Emmis Communications Corp. -- Class A*               3,930            86,814
  Cumulus Media, Inc. -- Class A*                      6,580            82,184
  Citadel Broadcasting Corp.*                          5,970            81,968
  Reader's Digest Association, Inc.                    4,740            75,698
  RCN Corp.*+                                          3,120            66,206
  Entravision Communications Corp. -- Class A*         6,750            53,122
  Lin TV Corp. -- Class A*                             3,700            51,615
  Playboy Enterprises, Inc. -- Class B*+               2,740            38,634
  RH Donnelley Corp.*+                                   510            32,263
  Sinclair Broadcast Group, Inc. -- Class A            3,450            30,602
  ProQuest Co.*                                          770            27,874
  Cox Radio Inc. -- Class A*+                          1,320            20,064
  Insight Communications Co., Inc.*                    1,240            14,421
  Primedia, Inc.*                                      3,150            12,884
  Gemstar-TV Guide International, Inc.*                2,900             8,584
  Catalina Marketing Corp.+                              260             5,912
                                                               ---------------

TOTAL MEDIA                                                            779,129
                                                               ---------------

  HOUSEHOLD DURABLES 1.6%
  Champion Enterprises, Inc.*+                        10,000           147,800
  Brookfield Homes Corp.                               1,980           109,949
  Yankee Candle Co., Inc.                              3,690            90,405
  WCI Communities, Inc.*+                              3,080            87,380
  Levitt Corp. -- Class A                              2,220            50,927
  Interface, Inc. -- Class A*                          6,020            49,725
  Maytag Corp.+                                        1,870            34,146
  Blount International, Inc.*                          1,390            24,520
  Technical Olympic USA, Inc.                            470            12,295
  Beazer Homes USA, Inc.+                                170             9,974
  William Lyon Homes, Inc.*+                              60             9,312
  Meritage Homes Corp.*                                   40             3,066
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                               629,499
                                                               ---------------

  TEXTILES & APPAREL 0.6%
  K-Swiss, Inc. -- Class A                             2,490            73,629
  Phillips-Van Heusen Corp.                            2,330            72,277
  Oxford Industries, Inc.+                               750            33,840
  Quiksilver, Inc.*+                                   2,000            28,900


--------------------------------------------------------------------------------
                                        5

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Wolverine World Wide, Inc.                           1,150   $        24,208
  Deckers Outdoor Corp.*+                                490            11,789
  Charles & Colvard Ltd.                                 120             2,995
  Carter's, Inc.*+                                        50             2,840
                                                               ---------------

TOTAL TEXTILES & APPAREL                                               250,478
                                                               ---------------

  INTERNET & CATALOG RETAIL 0.5%
  Coldwater Creek, Inc.*+                              2,760            69,607
  Nutri/System, Inc.*+                                 1,750            43,785
  Stamps.com, Inc.*                                    2,200            37,862
  1-800-FLOWERS.com, Inc.*                             3,120            21,871
  Audible, Inc.*+                                      1,530            18,804
  Priceline.com, Inc.*                                   800            15,456
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                        207,385
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Sotheby's Holdings, Inc. -- Class A*                 4,990            83,433
  Jackson Hewitt Tax Service, Inc.                     1,770            42,321
  Corinthian Colleges, Inc.*                           2,590            34,369
  DeVry, Inc.*+                                        1,700            32,385
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   192,508
                                                               ---------------

  AUTO COMPONENTS 0.3%
  Visteon Corp.                                        3,650            35,697
  ArvinMeritor, Inc.                                   1,811            30,280
  Goodyear Tire & Rubber Co.*+                         1,840            28,685
  Exide Technologies*+                                 2,820            14,326
  LKQ Corp.*                                             380            11,476
                                                               ---------------

TOTAL AUTO COMPONENTS                                                  120,464
                                                               ---------------

  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Jakks Pacific, Inc.*+                                3,430            55,669
  SCP Pool Corp.                                         900            31,437
  Callaway Golf Co.+                                   1,573            23,736
  Nautilus, Inc.+                                        240             5,297
                                                               ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                     116,139
                                                               ---------------

  AUTOMOBILES 0.3%
  Winnebago Industries, Inc.                           3,280            95,022

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Thor Industries, Inc.                                  540   $        18,360
                                                               ---------------

TOTAL AUTOMOBILES                                                      113,382
                                                               ---------------

  DISTRIBUTORS 0.2%
  Building Material Holding Corp.                        950            88,530
                                                               ---------------

TOTAL DISTRIBUTORS                                                      88,530
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 0.2%
  Alderwoods Group, Inc.*                              5,370            87,961
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  87,961
                                                               ---------------

  MULTILINE RETAIL 0.1%
  ShopKo Stores, Inc.*                                   810            20,671
  Big Lots, Inc.*                                      1,130            12,419
  99 Cents Only Stores*                                1,163            10,758
                                                               ---------------

TOTAL MULTILINE RETAIL                                                  43,848
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                         4,976,305
                                                               ---------------

INDUSTRIALS 12.2%
  COMMERCIAL SERVICES & SUPPLIES 2.7%
  Resources Connection, Inc.*                          4,790           141,928
  Brady Corp. -- Class A+                              3,420           105,815
  Imagistics International, Inc.*                      2,220            92,907
  NCO Group, Inc.*+                                    3,770            77,888
  Kelly Services, Inc.                                 2,440            74,810
  FTI Consulting, Inc.*                                2,830            71,486
  Korn/Ferry International, Inc.*                      3,990            65,396
  Navigant Consulting, Inc.*                           2,950            56,522
  Teletech Holdings, Inc.*                             4,860            48,697
  Heidrick & Struggles International, Inc.*            1,500            48,570
  Labor Ready, Inc.*                                   1,650            42,322
  Portfolio Recovery Associates, Inc.*+                  960            41,453
  Mine Safety Appliances Co.                           1,030            39,861
  John H. Harland Co.                                    860            38,184
  DiamondCluster International, Inc. -- Class A*       4,050            30,699
  Rollins, Inc.                                        1,320            25,766
  Healthcare Services Group                            1,150            22,138
  Duratek, Inc.*                                       1,010            18,463


--------------------------------------------------------------------------------
                                        6

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Clean Harbors, Inc.*                                   500   $        16,975
  Mobile Mini, Inc.*+                                    370            16,040
  CRA International, Inc.*                               290            12,090
  Waste Connections, Inc.*+                              240             8,419
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,096,429
                                                               ---------------

  MACHINERY 2.3%
  Kennametal, Inc.+                                    2,620           128,485
  Gardner Denver, Inc.*                                2,180            97,228
  JLG Industries, Inc.                                 2,540            92,939
  Watts Industries, Inc. -- Class A                    3,000            86,550
  Wabash National Corp.                                4,050            79,623
  Mueller Industries, Inc.                             2,750            76,367
  Barnes Group, Inc.                                   2,070            74,230
  Actuant Corp. -- Class A                             1,300            60,840
  Terex Corp.*                                           780            38,555
  Middleby Corp.*                                        500            36,250
  Toro Co.                                               810            29,776
  EnPro Industries, Inc.*                                760            25,604
  Tecumseh Products Co. -- Class A                     1,140            24,533
  Titan International, Inc.                            1,770            24,302
  Wabtec Corp.                                           770            21,006
  ESCO Technologies, Inc.*+                              390            19,527
  Dynamic Materials Corp.                                310            13,609
  Joy Global, Inc.                                       200            10,092
  Bucyrus International, Inc. -- Class A                 100             4,913
  Sun Hydraulics Corp.                                   140             3,402
                                                               ---------------

TOTAL MACHINERY                                                        947,831
                                                               ---------------

  AEROSPACE & DEFENSE 1.6%
  Armor Holdings, Inc.*+                               2,950           126,880
  Triumph Group, Inc.*                                 2,160            80,287
  DRS Technologies, Inc.                               1,530            75,521
  Aviall, Inc.*                                        2,080            70,262
  Moog, Inc. -- Class A*+                              2,120            62,582
  United Industrial Corp./NY                           1,320            47,190
  Cubic Corp.+                                         2,110            36,123
  Innovative Solutions & Support, Inc.*+               1,805            28,032
  Esterline Technologies Corp.*+                         630            23,871
  EDO Corp.                                              740            22,222
  BE Aerospace, Inc.*                                  1,260            20,878
  Teledyne Technologies, Inc.*                           550            18,959

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Ionatron, Inc.*+                                     1,800   $        18,144
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                              630,951
                                                               ---------------

  BUILDING PRODUCTS 1.2%
  York International Corp.                             2,685           150,548
  Lennox International, Inc.                           5,080           139,243
  NCI Building Systems, Inc.*+                         2,830           115,435
  ElkCorp                                              2,110            75,475
                                                               ---------------

TOTAL BUILDING PRODUCTS                                                480,701
                                                               ---------------

  ELECTRICAL EQUIPMENT 1.2%
  Genlyte Group, Inc.*+                                2,280           109,622
  Woodward Governor Co.                                1,190           101,209
  A.O. Smith Corp.                                     2,280            64,980
  Artesyn Technologies, Inc.*+                         4,850            45,105
  General Cable Corp.*                                 2,466            41,429
  II-Vi, Inc.*                                         2,140            37,964
  Thomas & Betts Corp.*                                1,096            37,713
  Energy Conversion Devices, Inc.*+                      400            17,952
  GrafTech International Ltd.*                         2,250            12,218
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                             468,192
                                                               ---------------

  CONSTRUCTION & ENGINEERING 0.8%
  Washington Group International, Inc.*+               2,230           120,175
  Shaw Group, Inc.*+                                   4,030            99,380
  EMCOR Group, Inc.*+                                  1,110            65,823
  URS Corp.*                                             480            19,387
                                                               ---------------

TOTAL CONSTRUCTION & ENGINEERING                                       304,765
                                                               ---------------

  ROAD & RAIL 0.7%
  Arkansas Best Corp.+                                 2,790            97,287
  Old Dominion Freight Line, Inc.*                     2,010            67,315
  Kansas City Southern*                                2,210            51,515
  Amerco, Inc.*                                          880            51,207
  Swift Transportation Co., Inc.*                      1,284            22,727
  Laidlaw International, Inc.                            440            10,635
                                                               ---------------

TOTAL ROAD & RAIL                                                      300,686
                                                               ---------------


--------------------------------------------------------------------------------
                                        7

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Applied Industrial Technologies, Inc.                2,385   $        85,574
  GATX Corp.+                                          2,146            84,874
  Watsco, Inc.+                                        1,590            84,445
  WESCO International, Inc.*+                          1,220            41,321
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 296,214
                                                               ---------------

  AIRLINES 0.3%
  Alaska Air Group, Inc.*+                             1,924            55,912
  Mesa Air Group, Inc.*+                               4,100            33,825
  AirTran Holdings, Inc.*+                             2,087            26,421
  Northwest Airlines Corp.*                            1,250               831
                                                               ---------------

TOTAL AIRLINES                                                         116,989
                                                               ---------------

  AIR FREIGHT & COURIERS 0.3%
  Pacer International, Inc.                            2,620            69,063
  HUB Group, Inc. -- Class A*                          1,010            37,077
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           106,140
                                                               ---------------

  INDUSTRIAL CONGLOMERATES 0.2%
  Walter Industries, Inc.                              1,280            62,618
  Tredegar Corp.                                       2,487            32,356
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                          94,974
                                                               ---------------

  MARINE 0.2%
  Kirby Corp.*                                         1,586            78,396
                                                               ---------------

TOTAL MARINE                                                            78,396
                                                               ---------------

TOTAL INDUSTRIALS                                                    4,922,268
                                                               ---------------

HEALTH CARE 10.3%
  HEALTH CARE EQUIPMENT & SUPPLIES 3.8%
  Sybron Dental Specialties, Inc.*+                    3,240           134,719
  Intuitive Surgical, Inc.*+                           1,760           128,990
  Advanced Neuromodulation Systems, Inc.*+             2,540           120,548
  Steris Corp.                                         4,915           116,928
  Haemonetics Corp./MA*                                2,260           107,418
  Hologic, Inc.*                                       1,740           100,485

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  West Pharmaceutical Services, Inc.                   3,220   $        95,537
  Intermagnetics General Corp.*                        3,340            93,320
  Conmed Corp.*                                        3,200            89,216
  Mentor Corp.+                                        1,490            81,965
  Varian, Inc.*+                                       1,882            64,590
  Immucor, Inc.*+                                      2,100            57,624
  Palomar Medical Technologies, Inc.*+                 1,810            47,476
  Ventana Medical Systems, Inc.*                       1,100            41,877
  Molecular Devices Corp.*                             1,860            38,855
  Thoratec Corp.*                                      2,160            38,362
  Biosite, Inc.*                                         530            32,786
  Cantel Medical Corp.*+                               1,530            32,191
  Laserscope*+                                         1,020            28,744
  SonoSite, Inc.*                                        950            28,196
  Align Technology, Inc.*+                             4,140            27,821
  Aspect Medical Systems, Inc.*                          720            21,334
  DJ Orthopedics, Inc.*+                                 410            11,865
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,540,847
                                                               ---------------

  BIOTECHNOLOGY 3.1%
  United Therapeutics Corp.*+                          2,130           148,674
  Cubist Pharmaceuticals, Inc.*+                       5,150           110,931
  Serologicals Corp.*+                                 4,670           105,355
  Myriad Genetics, Inc.*                               3,900            85,254
  Vertex Pharmaceuticals, Inc.*+                       3,700            82,695
  Exelixis, Inc.*                                      9,380            71,945
  Medarex, Inc.*+                                      7,370            70,162
  Rigel Pharmaceuticals, Inc.*                         2,330            55,384
  Keryx Biopharmaceuticals, Inc.*+                     3,240            51,062
  Enzo Biochem, Inc.*                                  3,150            48,384
  Pharmion Corp.*+                                     2,060            44,929
  Geron Corp.*+                                        4,330            44,469
  Zymogenetics, Inc.*                                  2,690            44,385
  Enzon Pharmaceuticals, Inc.*                         5,980            39,647
  Senomyx, Inc.*                                       1,970            33,549
  Ligand Pharmaceuticals, Inc. -- Class B*             2,570            26,051
  Renovis, Inc.*                                       1,920            25,978
  Eyetech Pharmaceuticals, Inc.*                       1,410            25,324
  Neurocrine Biosciences, Inc.*                          480            23,611
  Genitope Corp.*+                                     3,240            22,486


--------------------------------------------------------------------------------
                                        8

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Albany Molecular Research, Inc.*                     1,510   $        18,392
  Northfield Laboratories, Inc.*+                      1,200            15,480
  Martek Biosciences Corp.*+                             430            15,106
  Progenics Pharmaceuticals, Inc.*                       540            12,803
  Digene Corp.*                                          430            12,255
  Onyx Pharmaceuticals, Inc.*                            240             5,995
  Alkermes, Inc.*+                                       310             5,208
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                  1,245,514
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 2.4%
  Chemed Corp.                                         2,590           112,251
  Magellan Health Services, Inc.*                      2,930           102,989
  Kindred Healthcare, Inc.*                            2,750            81,950
  Ventiv Health, Inc.*                                 2,790            73,126
  Apria Healthcare Group, Inc.*                        2,170            69,245
  Genesis HealthCare Corp.*                            1,560            62,899
  Per-Se Technologies, Inc.*+                          2,940            60,740
  Pediatrix Medical Group, Inc.*+                        770            59,151
  WellCare Health Plans, Inc.*                         1,350            50,017
  American Retirement Corp.*                           1,920            36,154
  Owens & Minor, Inc.                                  1,150            33,752
  The Trizetto Group, Inc.*                            2,330            32,900
  Centene Corp.*                                       1,260            31,538
  American Healthways, Inc.*+                            550            23,320
  Hanger Orthopedic Group, Inc.*                       3,020            23,254
  Sierra Health Services, Inc.*                          330            22,727
  Parexel International Corp.*                         1,080            21,697
  Odyssey HealthCare, Inc.*                            1,240            21,043
  Beverly Enterprises, Inc.*+                            960            11,760
  AMN Healthcare Services, Inc.*                         650            10,056
  Allscripts Healthcare Solutions, Inc.*+                480             8,650
  Computer Programs & Systems, Inc.                      240             8,290
  LCA-Vision, Inc.                                        50             1,856
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 959,365
                                                               ---------------

  PHARMACEUTICALS 1.0%
  Connetics Corp.*+                                    4,739            80,137

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Par Pharmaceutical Cos., Inc.*                       2,890   $        76,932
  KV Pharmaceutical Co.*                               4,110            73,035
  Andrx Corp.*                                         4,290            66,195
  First Horizon Pharmaceutical Corp.*+                 2,120            42,124
  MGI Pharma, Inc.*                                    1,030            24,009
  Hi-Tech Pharmacal Co., Inc.*                           700            21,056
  CNS, Inc.                                              790            20,595
                                                               ---------------

TOTAL PHARMACEUTICALS                                                  404,083
                                                               ---------------

TOTAL HEALTH CARE                                                    4,149,809
                                                               ---------------

ENERGY 5.2%
  OIL & GAS 2.7%
  Cimarex Energy Co.*+                                 3,164           143,424
  Frontier Oil Corp.                                   2,230            98,900
  Cheniere Energy, Inc.*+                              1,900            78,584
  Berry Petroleum Co. -- Class A                         940            62,689
  Petroleum Development Corp.*                         1,580            60,577
  Swift Energy Co.*+                                   1,310            59,932
  St. Mary Land & Exploration Co.+                     1,530            55,998
  Whiting Petroleum Corp.*                             1,270            55,677
  Harvest Natural Resources, Inc.*                     5,040            54,079
  Holly Corp.                                            770            49,265
  USEC, Inc.                                           3,790            42,296
  TransMontaigne, Inc.*                                4,990            39,870
  Forest Oil Corp.*                                      737            38,398
  KFX, Inc.*+                                          2,220            38,006
  Meridian Resource Corp.*                             8,540            35,612
  Comstock Resources, Inc.*                            1,010            33,138
  Atlas America, Inc.*                                   676            33,023
  ATP Oil & Gas Corp.*+                                  940            30,870
  Energy Partners Ltd.*                                  756            23,602
  Denbury Resources, Inc.*                               440            22,194
  Resource America, Inc. -- Class A                    1,150            20,390
  Tesoro Corp.                                           250            16,810
  Vintage Petroleum, Inc.                                320            14,611
                                                               ---------------

TOTAL OIL & GAS                                                      1,107,945
                                                               ---------------

  ENERGY EQUIPMENT & SERVICES 2.5%
  Cal Dive International, Inc.*+                       2,180           138,234
  Global Industries, Ltd.*+                            7,470           110,108


--------------------------------------------------------------------------------
                                        9

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Grey Wolf, Inc.*                                    12,590   $       106,134
  Lone Star Technologies, Inc.*+                       1,860           103,397
  Atwood Oceanics, Inc.*+                              1,118            94,147
  NS Group, Inc.*                                      2,180            85,565
  Veritas DGC, Inc.*                                   2,160            79,099
  Todco -- Class A*                                    1,590            66,319
  Hydril*+                                               820            56,285
  Superior Energy Services*                            1,820            42,024
  Offshore Logistics, Inc.*                            1,090            40,330
  Pioneer Drilling Co.*                                1,680            32,793
  Maverick Tube Corp.*+                                1,030            30,900
  Unit Corp.*                                            370            20,453
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    1,005,788
                                                               ---------------

TOTAL ENERGY                                                         2,113,733
                                                               ---------------

MATERIALS 3.7%
  METALS & MINING 1.8%
  Reliance Steel & Aluminum Co.                        2,840           150,321
  Quanex Corp.                                         1,460            96,681
  AK Steel Holding Corp.*                             10,990            94,184
  Commercial Metals Co.+                               2,690            90,761
  Cleveland-Cliffs, Inc.+                                830            72,301
  Carpenter Technology Corp.                           1,020            59,782
  Century Aluminum Co.*+                               1,510            33,945
  Oregon Steel Mills, Inc.*                            1,100            30,690
  Aleris International, Inc.*                          1,100            30,195
  Allegheny Technologies, Inc.+                          690            21,376
  Wheeling-Pittsburgh Corp.*                           1,180            19,742
  Hecla Mining Co.*+                                   3,550            15,549
  Coeur d'Alene Mines Corp.*                             860             3,638
                                                               ---------------

TOTAL METALS & MINING                                                  719,165
                                                               ---------------

  CHEMICALS 0.7%
  Georgia Gulf Corp.                                   1,770            42,622
  Westlake Chemical Corp.                              1,410            38,183
  Airgas, Inc.                                         1,280            37,926
  Cytec Industries, Inc.                                 785            34,053
  W.R. Grace & Co.*+                                   3,670            32,846
  FMC Corp.*                                             566            32,387
  Ferro Corp.                                          1,421            26,033
  Minerals Technologies, Inc.+                           329            18,822
  Olin Corp.+                                            500             9,495
  Spartech Corp.                                         460             8,988
  Wellman, Inc.                                        1,390             8,799

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Terra Industries, Inc.*                                770   $         5,121
                                                               ---------------

TOTAL CHEMICALS                                                        295,275
                                                               ---------------

  CONTAINERS & PACKAGING 0.5%
  Silgan Holdings, Inc.                                2,920            97,119
  Crown Holdings, Inc.*                                2,190            34,909
  Greif, Inc. -- Class A                                 550            33,055
  AptarGroup, Inc.                                       610            30,384
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                           195,467
                                                               ---------------

  PAPER & FOREST PRODUCTS 0.4%
  Potlatch Corp.+                                      2,270           118,312
  Bowater, Inc.+                                       1,088            30,758
                                                               ---------------

TOTAL PAPER & FOREST PRODUCTS                                          149,070
                                                               ---------------

  CONSTRUCTION MATERIALS 0.3%
  Eagle Materials, Inc.+                               1,100           133,507
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                           133,507
                                                               ---------------

TOTAL MATERIALS                                                      1,492,484
                                                               ---------------

UTILITIES 2.5%
  GAS UTILITIES 1.0%
  Southwest Gas Corp.                                  4,060           111,203
  Northwest Natural Gas Co.                            2,830           105,333
  Laclede Group, Inc.                                  2,840            92,272
  South Jersey Industries, Inc.                        1,120            32,637
  Atmos Energy Corp.                                   1,100            31,075
  Southern Union Co.*                                    608            15,678
  Energen Corp.                                           90             3,893
                                                               ---------------

TOTAL GAS UTILITIES                                                    392,091
                                                               ---------------

  ELECTRIC UTILITIES 0.9%
  Cleco Corp.                                          4,830           113,891
  IDACORP, Inc.+                                       3,770           113,590
  Sierra Pacific Resources*                            4,431            65,800
  Otter Tail Power Co.                                 1,340            41,460
  Duquesne Light Holdings, Inc.+                         847            14,577
  El Paso Electric Co.*                                  500            10,425
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                               359,743
                                                               ---------------


--------------------------------------------------------------------------------
                                       10

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  MULTI-UTILITIES 0.4%
  NorthWestern Corp.                                   3,720   $       112,307
  Calpine Corp.*+                                     13,410            34,732
  PNM Resources, Inc.                                    849            24,341
  CMS Energy Corp.*+                                     710            11,679
                                                               ---------------

TOTAL MULTI-UTILITIES                                                  183,059
                                                               ---------------

  WATER UTILITIES 0.2%
  American States Water Co.                            2,300            76,958
                                                               ---------------

TOTAL WATER UTILITIES                                                   76,958
                                                               ---------------

TOTAL UTILITIES                                                      1,011,851
                                                               ---------------

CONSUMER STAPLES 2.0%
  FOOD PRODUCTS 0.9%
  Chiquita Brands International, Inc.+                 4,010           112,079
  Ralcorp Holdings, Inc.                               1,710            71,683
  Gold Kist, Inc.*                                     2,970            58,064
  Delta & Pine Land Co.                                1,890            49,915
  Seaboard Corp.                                          20            27,460
  Lance, Inc.                                          1,500            26,190
  Hain Celestial Group, Inc.*+                         1,270            24,638
                                                               ---------------

TOTAL FOOD PRODUCTS                                                    370,029
                                                               ---------------

  FOOD & DRUG RETAILING 0.5%
  Longs Drug Stores Corp.                              1,960            84,065
  Nash Finch Co.+                                        860            36,283
  United Natural Foods, Inc.*+                           790            27,934
  Smart & Final, Inc.*                                 1,750            22,645
  Great Atlantic & Pacific Tea Co.*                      700            19,852
  Spartan Stores, Inc.*                                1,580            16,274
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            207,053
                                                               ---------------

  PERSONAL PRODUCTS 0.3%
  Playtex Products, Inc.*                              4,890            53,790
  Nu Skin Enterprises, Inc.                            2,780            52,959
  Chattem, Inc.*                                       1,030            36,565
                                                               ---------------

TOTAL PERSONAL PRODUCTS                                                143,314
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS 0.2%
  Central Garden and Pet Co.*                          1,510   $        68,328
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                                68,328
                                                               ---------------

  BEVERAGES 0.1%
  Hansen Natural Corp.*+                                 750            35,310
                                                               ---------------

TOTAL BEVERAGES                                                         35,310
                                                               ---------------

TOTAL CONSUMER STAPLES                                                 824,034
                                                               ---------------

TELECOMMUNICATION SERVICES 1.3%
  WIRELESS TELECOMMUNICATION SERVICES 0.7%
  USA Mobility, Inc.*                                  2,630            70,957
  UbiquiTel, Inc.*                                     7,150            62,491
  Dobson Communications Corp. -- Class A*+             8,030            61,670
  SBA Communications Corp.*                            2,590            40,016
  Alamosa Holdings, Inc.*+                             2,270            38,840
                                                               ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              273,974
                                                               ---------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
  Commonwealth Telephone Enterprises, Inc.             2,470            93,119
  Iowa Telecommunications Services, Inc.               3,070            51,637
  Golden Telecom, Inc.+                                1,480            46,724
  Premiere Global Services, Inc.*                      5,390            44,090
  Level 3 Communications, Inc.*+                       6,210            14,407
  Broadwing Corp.*+                                    1,750             8,733
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           258,710
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       532,684
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $28,974,262)                                                32,702,258
                                                               ---------------


--------------------------------------------------------------------------------
                                       11

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 13.5%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                    $     1,259,139   $     1,259,139
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                       1,676,819         1,676,819
Morgan Stanley at 3.24% due
10/03/05                                           1,259,139         1,259,139
Citigroup, Inc. at 3.24% due
10/03/05                                           1,259,139         1,259,139
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,454,236)                                                  5,454,236
                                                               ---------------

SECURITIES LENDING COLLATERAL 13.0%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank           5,284,810         5,284,810
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,284,810)                                                    5,284,810
                                                               ---------------

TOTAL INVESTMENTS 107.3%
  (Cost $39,713,308)                                           $    43,441,304
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (7.3)%                                              $    (2,962,722)
                                                               ---------------
NET ASSETS - 100.0%                                            $    40,478,582

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS       GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 Russell 2000
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $8,976,660)                                  134   $        50,813
                                                               ---------------

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENTS
December 2005 Russell 2000
Index Swap, maturing 12/14/05**
  (Notional Market Value $2,579,675)                   3,863   $       (18,667)
November 2005 Russell 2000
Index Swap, Maturing 11/18/05**
  (Notional Market Value $16,469,883)                 24,663           204,057
                                                               ---------------
(TOTAL NOTIONAL MARKET VALUE $19,049,558)                      $       185,390
                                                               ---------------

*     Non-Income Producing Security.

** Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2005

      REIT - Real Estate Investment Trust


--------------------------------------------------------------------------------

INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 39.3%
Federal Farm Credit Bank*
  3.59% due 10/06/05                         $     2,000,000   $     1,999,402
Federal Home Loan Bank*
  3.62% due 10/14/05                               1,000,000           998,894
Freddie Mac*
  3.62% due 10/11/05                               1,000,000           999,195
                                                               ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $3,997,491)                                                  3,997,491
                                                               ---------------

REPURCHASE AGREEMENTS 56.9%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                          1,441,770         1,441,770
Lehman Brothers, Inc. at 3.25% due 10/03/05        1,473,277         1,473,277
Morgan Stanley at 3.24% due 10/03/05               1,441,770         1,441,770
Citigroup, Inc. at 3.24% due 10/03/05              1,441,770         1,441,770
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,798,587)                                                  5,798,587
                                                               ---------------

TOTAL INVESTMENTS 96.2%
  (Cost $9,796,078)                                            $     9,796,078
                                                               ---------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.8%                                           $       385,148
                                                               ---------------
NET ASSETS - 100.0%                                            $    10,181,226

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS       GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $2,411,640)                                   36   $       (33,558)
                                                               ---------------

                                                       UNITS
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
November 2005 Russell 2000 Index
Swap, Maturing 11/22/05**
  (Notional Market Value $7,792,321)                  11,669   $        19,199
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Russell 2000 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 43.8%
Fannie Mae*
  3.45% due 10/04/05                         $     4,000,000   $     3,999,617
Farmer Mac*
  3.55% due 10/11/05                               5,000,000         4,996,055
Federal Farm Credit Bank*
  3.59% due 10/06/05                               1,000,000           999,701
Federal Home Loan Bank*
  3.53% due 10/04/05                               3,000,000         2,999,706
  3.62% due 10/14/05                               2,000,000         1,997,788
Freddie Mac*
  3.65% due 10/13/05                               3,000,000         2,996,958
  3.62% due 10/11/05                               2,000,000         1,998,391
                                                               ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $19,988,216)                                                19,988,216
                                                               ---------------

U.S. TREASURY OBLIGATIONS 23.1%
U.S. Treasury Bond
  5.38% due 02/15/31                               9,427,000        10,565,605
                                                               ---------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $9,327,452)                                                 10,565,605
                                                               ---------------

REPURCHASE AGREEMENTS 35.7%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                          4,059,997         4,059,997
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                       4,148,715         4,148,715
Morgan Stanley at 3.24% due
10/03/05                                           4,059,997         4,059,997
Citigroup, Inc. at 3.24% due
10/03/05                                           4,059,997         4,059,997
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $16,328,706)                                                16,328,706
                                                               ---------------

TOTAL INVESTMENTS 102.6%
  (Cost $45,644,374)                                           $    46,882,527
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.6)%                                              $    (1,176,237)
                                                               ---------------
NET ASSETS - 100.0%                                            $    45,706,290

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 U.S. Treasury Bond
Futures Contracts
  (Aggregate Market Value of
  Contracts $65,000,500)                                 568   $      (423,571)
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

JUNO FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 35.0%
Farmer Mac*
  3.59% due 12/06/05                         $     3,000,000   $     2,980,880
Federal Farm Credit Bank*
  3.63% due 11/23/05                               5,000,000         4,974,287
Federal Home Loan Bank*
  3.51% due 10/05/05                               5,000,000         4,999,025
                                                               ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $12,954,192)                                                12,954,192
                                                               ---------------

                                                   CONTRACTS
                                             ---------------
OPTIONS PURCHASED 0.0%
Call Options on:
  December 2005 U.S. Treasury
  Bond Futures Contracts
    Expiring November 2005 with
    strike price of 1300                                 164                --
                                                               ---------------

TOTAL OPTIONS PURCHASED
  (Cost $3,260)                                                             --
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 137.6%
Joint Repurchase Agreement
Collateralized by U.S. Treasury
Obligations

UBS at
  3.27% due 10/03/2005                       $     6,329,988         6,329,988

Lehman Brothers, Inc. at
  3.25% due 10/03/2005                             6,468,311         6,468,311

Morgan Stanley at
  3.24% due 10/03/2005                             6,329,988         6,329,988

Citigroup, Inc. at
  3.24% due 10/03/2005                             6,329,988         6,329,988

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
Individual Repurchase Agreement
Lehman Brothers, Inc. at 2.30% due
10/03/05 (Secured by U.S. Treasury
Bonds, at a rate of 5.38% and
maturing 02/15/31 as a collateral,
with a market value of $25,962,875
and a maturity value of $25,454,878)         $    25,450,000   $    25,450,000
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $50,908,275)                                                50,908,275
                                                               ---------------

TOTAL INVESTMENTS 172.6%
  (Cost $63,865,727)                                           $    63,862,467
                                                               ---------------

U.S. TREASURY OBLIGATIONS SOLD SHORT
  U.S. Treasury Bond at 5.38% due 02/15/31        22,490,000       (25,206,370)
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
  (Cost $26,044,128)                                               (25,206,370)
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (72.6)%                                             $   (26,869,929)
                                                               ---------------
NET ASSETS - 100.0%                                            $    36,992,539

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 U.S. Treasury Bond
Futures Contracts
  (Aggregate Market Value of
  Contracts $17,165,625 )                                150   $       313,015
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 80.2%
FINANCIALS 27.8%
  BANKS 16.0%
  HSBC Holdings PLC -- SP ADR                         20,609   $     1,674,069
  Banco Santander Central
    Hispano SA -- SP ADR                              75,667           996,534
  Banco Bilbao Vizcaya
    Argentaria SA -- SP ADR                           54,568           957,123
  Barclays PLC -- SP ADR                              21,579           879,992
  Lloyds TSB Group PLC -- SP ADR                      23,289           773,893
  ABN AMRO Holding NV -- SP ADR                       30,069           721,656
                                                               ---------------

TOTAL BANKS                                                          6,003,267
                                                               ---------------
  CAPITAL MARKETS 6.9%
  UBS AG                                              15,629         1,336,280
  Credit Suisse Group -- SP ADR                       14,769           656,925
  Deutsche Bank AG                                     6,370           595,722
                                                               ---------------

TOTAL CAPITAL MARKETS                                                2,588,927
                                                               ---------------

  INSURANCE 2.8%
  AXA -- SP ADR                                       22,019           606,183
  Allianz AG -- SP ADR                                34,379           464,461
                                                               ---------------

TOTAL INSURANCE                                                      1,070,644
                                                               ---------------

  DIVERSIFIED FINANCIALS 2.1%
  ING Groep NV -- SP ADR                              26,099           777,489
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                           777,489
                                                               ---------------

TOTAL FINANCIALS                                                    10,440,327
                                                               ---------------

ENERGY 14.4%
  OIL & GAS 14.4%
  BP PLC -- SP ADR                                    31,419         2,226,036
  Total SA -- SP ADR                                  10,930         1,484,513
  Royal Dutch Shell PLC -- SP ADR                     17,489         1,147,978

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  ENI-Ente Nazionale                                   3,630   $       537,603
    Idrocarburi -- SP ADR
                                                               ---------------

TOTAL OIL & GAS                                                      5,396,130
                                                               ---------------

TOTAL ENERGY                                                         5,396,130
                                                               ---------------

HEALTH CARE 11.5%
  PHARMACEUTICALS 11.3%
  Novartis AG -- SP ADR                               30,209         1,540,659
  GlaxoSmithKline PLC -- SP ADR                       28,829         1,478,351
  AstraZeneca PLC -- SP ADR                           17,369           818,080
  Schering AG -- SP ADR                                3,130           198,442
  Teva Pharmaceutical Industries Ltd. -- SP ADR        2,210            73,858
  Shire Pharmaceuticals PLC -- SP ADR                  1,990            73,610
  Sanofi-Aventis SA -- ADR                             1,640            68,142
                                                               ---------------

TOTAL PHARMACEUTICALS                                                4,251,142
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Alcon, Inc.                                            630            80,565
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  80,565
                                                               ---------------

TOTAL HEALTH CARE                                                    4,331,707
                                                               ---------------

TELECOMMUNICATION SERVICES 8.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES 5.0%
  Telefonica SA                                       13,330           657,436
  Deutsche Telekom AG -- SP ADR                       22,059           402,356
  France Telecom SA -- SP ADR                         12,579           361,646
  Telecom Italia -- SP ADR                             7,500           244,500
  BT Group PLC -- SP ADR                               4,950           196,218
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         1,862,156
                                                               ---------------


--------------------------------------------------------------------------------
                                        1

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 3.9%
  Vodafone Group PLC -- SP ADR                        56,538   $     1,468,292
                                                               ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                            1,468,292
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                     3,330,448
                                                               ---------------

CONSUMER STAPLES 5.6%
  FOOD PRODUCTS 3.3%
  Unilever NV                                         10,920           780,234
  Cadbury Schweppes PLC -- SP ADR                     11,840           482,243
                                                               ---------------

TOTAL FOOD PRODUCTS                                                  1,262,477
                                                               ---------------

  BEVERAGES 2.3%
  Diageo PLC -- SP ADR                                14,690           852,167
                                                               ---------------

TOTAL BEVERAGES                                                        852,167
                                                               ---------------

TOTAL CONSUMER STAPLES                                               2,114,644
                                                               ---------------

INFORMATION TECHNOLOGY 3.8%
  COMMUNICATIONS EQUIPMENT 2.9%
  Nokia OYJ -- SP ADR                                 37,089           627,175
  Telefonaktiebolaget LM Ericsson -- SP ADR*          13,060           481,130
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                       1,108,305
                                                               ---------------

  SOFTWARE 0.9%
  SAP AG -- SP ADR                                     7,490           324,542
                                                               ---------------

TOTAL SOFTWARE                                                         324,542
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                         1,432,847
                                                               ---------------

CONSUMER DISCRETIONARY 2.6%
  AUTOMOBILES 1.1%
  DaimlerChrysler AG                                   7,370           391,494
                                                               ---------------

TOTAL AUTOMOBILES                                                      391,494
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  TEXTILES & APPAREL 0.9%
  Luxottica Group                                     13,790          $343,509
                                                               ---------------

TOTAL TEXTILES & APPAREL                                               343,509
                                                               ---------------

  HOUSEHOLD DURABLES 0.6%
  Koninklijke Philips Electronics NV                   9,040           241,187
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                               241,187
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                           976,190
                                                               ---------------

MATERIALS 2.3%
  CHEMICALS 1.3%
  BASF AG -- SP ADR                                    6,240           470,496
                                                               ---------------

TOTAL CHEMICALS                                                        470,496
                                                               ---------------

  METALS & MINING 1.0%
  Anglo American PLC -- ADR                           12,570           379,614
                                                               ---------------

TOTAL METALS & MINING                                                  379,614
                                                               ---------------

TOTAL MATERIALS                                                        850,110
                                                               ---------------

UTILITIES 2.1%
  ELECTRIC UTILITIES 1.6%
  E.ON AG -- SP ADR                                   19,689           605,437
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                               605,437
                                                               ---------------

  MULTI-UTILITIES 0.5%
  Suez SA -- SP ADR                                    5,680           164,833
                                                               ---------------

TOTAL MULTI-UTILITIES                                                  164,833
                                                               ---------------

TOTAL UTILITIES                                                        770,270
                                                               ---------------


--------------------------------------------------------------------------------
                                       2

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
INDUSTRIALS 1.2%
  INDUSTRIAL CONGLOMERATES 1.2%
  Siemens AG -- SP ADR                                 5,620   $       434,595
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                         434,595
                                                               ---------------

TOTAL INDUSTRIALS                                                      434,595
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $28,829,959)                                                30,077,268
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 16.7%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                    $       978,087           978,087
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                       3,348,865         3,348,865
Morgan Stanley at 3.24% due
10/03/05                                             978,087           978,087
Citigroup, Inc. at 3.24% due
10/03/05                                             978,087           978,087
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $6,283,126)                                                  6,283,126
                                                               ---------------

TOTAL INVESTMENTS 96.9%
  (Cost $35,113,085)                                           $    36,360,394
                                                               ---------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.1%                                           $     1,146,876
                                                               ---------------
NET ASSETS - 100.0%                                            $    37,507,270

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                        UNITS             GAIN
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
December 2005 Dow Jones STOXX
50 Index Swap, Maturing
12/14/05*
  (Notional Market Value
  $16,753,017)                                         4,263   $        93,367
                                                               ---------------

* Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 26.3%
Farmer Mac*
  3.59% due 12/06/05                         $     2,000,000   $     1,987,253
Federal Farm Credit Bank*
  3.59% due 10/06/05                               1,000,000           999,701
Federal Home Loan Bank*
  3.51% due 10/05/05                               3,000,000         2,999,415
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $5,986,369)                                                  5,986,369
                                                               ---------------
REPURCHASE AGREEMENTS 72.0%
Collateralized by U.S. Treasury
Obligations

UBS at
  3.27% due 10/03/05                               3,219,743         3,219,743

Lehman Brothers, Inc. at
  3.25% due 10/03/05                               6,724,293         6,724,293

Morgan Stanley at
  3.24% due 10/03/05                               3,219,743         3,219,743

Citigroup, Inc. at
  3.24% due 10/03/05                               3,219,743         3,219,743
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $16,383,522)                                                16,383,522
                                                               ---------------

TOTAL INVESTMENTS 98.3%
  (Cost $22,369,891)                                           $    22,369,891
                                                               ---------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.7%                                                   381,020
                                                               ---------------
NET ASSETS - 100.0%                                            $    22,750,911

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS       GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
December 2005 Nikkei 225 Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $5,946,450)                                   87           193,833
December 2005 Yen Currency
Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $5,770,050)                                   52           (92,414)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$11,716,500)                                                   $       101,419
                                                               ---------------

                                                                    UNREALIZED
                                                       UNITS              GAIN
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
December 2005 Topix 100 Index
Swap, Maturing 12/14/05**
  (Notional Market Value
  $22,760,467)                                     2,534,964   $     1,142,451
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Topix 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 66.1%
INDUSTRIALS 16.1%
  AEROSPACE & DEFENSE 7.9%
  Boeing Co.                                           4,100   $       278,595
  United Technologies Corp.                            4,102           212,648
  Honeywell International, Inc.                        4,100           153,750
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                              644,993
                                                               ---------------

  INDUSTRIAL CONGLOMERATES 5.3%
  3M Co.+                                              4,100           300,776
  General Electric Co.                                 4,100           138,047
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                         438,823
                                                               ---------------
  MACHINERY 2.9%
  Caterpillar, Inc.                                    4,100           240,875
                                                               ---------------

TOTAL MACHINERY                                                        240,875
                                                               ---------------

TOTAL INDUSTRIALS                                                    1,324,691
                                                               ---------------

CONSUMER STAPLES 11.0%
  TOBACCO 3.7%
  Altria Group, Inc.+                                  4,100           302,211
                                                               ---------------

TOTAL TOBACCO                                                          302,211
                                                               ---------------

  HOUSEHOLD PRODUCTS 3.0%
  Procter & Gamble Co.+                                4,098           243,667
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                               243,667
                                                               ---------------

  FOOD & DRUG RETAILING 2.2%
  Wal-Mart Stores, Inc.+                               4,100           179,662
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            179,662
                                                               ---------------

  BEVERAGES 2.1%
  Coca-Cola Co.                                        4,100           177,079
                                                               ---------------

TOTAL BEVERAGES                                                        177,079
                                                               ---------------

TOTAL CONSUMER STAPLES                                                 902,619
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
FINANCIALS 9.9%
  DIVERSIFIED FINANCIALS 3.9%
  Citigroup, Inc.                                      4,100   $       186,632
  J.P. Morgan Chase & Co.                              4,100           139,113
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                           325,745
                                                               ---------------

  INSURANCE 3.1%
  American International Group, Inc.                   4,100           254,036
                                                               ---------------

TOTAL INSURANCE                                                        254,036
                                                               ---------------

  CONSUMER FINANCE 2.9%
  American Express Co.                                 4,100           235,504
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 235,504
                                                               ---------------

TOTAL FINANCIALS                                                       815,285
                                                               ---------------

INFORMATION TECHNOLOGY 7.9%
  COMPUTERS & PERIPHERALS 5.4%
  International Business Machines Corp.                4,100           328,902
  Hewlett-Packard Co.                                  4,100           119,720
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          448,622
                                                               ---------------

  SOFTWARE 1.3%
  Microsoft Corp.                                      4,100           105,493
                                                               ---------------

TOTAL SOFTWARE                                                         105,493
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT 1.2%
  Intel Corp.                                          4,100           101,065
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                          101,065
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                           655,180
                                                               ---------------


--------------------------------------------------------------------------------
                                       1

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 6.3%
  SPECIALTY RETAIL 1.9%
  Home Depot, Inc.                                     4,100   $       156,374
                                                               ---------------

TOTAL SPECIALTY RETAIL                                                 156,374
                                                               ---------------

  HOTELS, RESTAURANTS & LEISURE 1.7%
  McDonald's Corp.+                                    4,100           137,309
                                                               ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                    137,309
                                                               ---------------

  AUTOMOBILES 1.5%
  General Motors Corp.+                                4,100           125,501
                                                               ---------------

TOTAL AUTOMOBILES                                                      125,501
                                                               ---------------

  MEDIA 1.2%
  The Walt Disney Co.                                  4,100            98,933
                                                               ---------------

TOTAL MEDIA                                                             98,933
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                           518,117
                                                               ---------------
HEALTH CARE 5.7%
  PHARMACEUTICALS 5.7%
  Johnson & Johnson, Inc.                              4,100           259,448
  Merck & Co., Inc.                                    4,100           111,561
  Pfizer, Inc.                                         4,100           102,377
                                                               ---------------

TOTAL PHARMACEUTICALS                                                  473,386
                                                               ---------------

TOTAL HEALTH CARE                                                      473,386
                                                               ---------------

MATERIALS 3.2%
  CHEMICALS 2.0%
  EI Du Pont de Nemours & Co.                          4,100           160,597
                                                               ---------------

TOTAL CHEMICALS                                                        160,597
                                                               ---------------

  METALS & MINING 1.2%
  Alcoa, Inc.                                          4,100           100,122
                                                               ---------------

TOTAL METALS & MINING                                                  100,122
                                                               ---------------

TOTAL MATERIALS                                                        260,719
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
ENERGY 3.2%
  OIL & GAS 3.2%
  Exxon Mobil Corp.                                    4,100   $       260,514
                                                               ---------------

TOTAL OIL & GAS                                                        260,514
                                                               ---------------

TOTAL ENERGY                                                           260,514
                                                               ---------------

TELECOMMUNICATION SERVICES 2.8%
  DIVERSIFIED TELECOMMUNICATION
  SERVICES 2.8%
  Verizon Communications, Inc.                         4,106           134,225
  SBC Communications, Inc.+                            4,100            98,277
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           232,502
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       232,502
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $4,985,083)                                                  5,443,013
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 18.2%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                    $       203,177           203,177
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                         891,025           891,025
Morgan Stanley at 3.24% due 10/03/05                 203,177           203,177
Citigroup, Inc. at 3.24% due 10/03/05                203,177           203,177
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,500,555)                                                  1,500,555


--------------------------------------------------------------------------------
                                       2

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 8.1%
Investment in Securities Lending Short Term
  Investment Portfolio held by
      U.S. Bank                                      666,290   $       666,290
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $666,290)                                                        666,290
                                                               ---------------

TOTAL INVESTMENTS 92.4%
  (Cost $7,151,928)                                            $     7,609,858
                                                               ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%                   $       622,343
                                                               ---------------
NET ASSETS - 100.0%                                            $     8,232,201

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS       GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 Dow Jones
Industrial Average Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $1,695,680)                                   32   $         6,598
                                                               ---------------

                                                       UNITS
                                             ---------------

EQUITY INDEX SWAP AGREEMENT
December 2005 Dow Jones
Industrial Average Index Swap,
Maturing 12/14/05*
  (Notional Market Value
  $9,016,188)                                            853   $        (7,679)
                                                               ---------------

+     All or a portion of this security is on loan at September 30, 2005.

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 17.1%
Federal Farm Credit Bank*
  3.59% due 10/06/05                         $       500,000   $       499,850
Federal Home Loan Bank*
  3.62% due 10/14/05                                 500,000           499,447
Freddie Mac*
  3.62% due 10/11/05                                 500,000           499,598
                                                               ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,498,895)                                                  1,498,895
                                                               ---------------
REPURCHASE AGREEMENTS 76.6%
Collateralized by U.S. Treasury
Obligations

UBS at
  3.27% due 10/03/05                               1,382,250         1,382,250
Lehman Brothers, Inc. at
  3.25% due 10/03/05                               2,591,814         2,591,814
Morgan Stanley at
  3.24% due 10/03/05                               1,382,250         1,382,250
Citigroup, Inc. at
  3.24% due 10/03/05                               1,382,250         1,382,250
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $6,738,564)                                                  6,738,564
                                                               ---------------

TOTAL INVESTMENTS 93.7%
  (Cost $8,237,459)                                            $     8,237,459
                                                               ---------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 6.3%                                           $       556,082
                                                               ---------------
NET ASSETS - 100.0%                                            $     8,793,541

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 Dow Jones
Industrial Average Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $5,351,990)                                  101   $        (8,089)
                                                               ---------------

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       UNITS              GAIN
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
December 2005 Dow Jones
Industrial Average Index Swap,
Maturing 12/14/05
  (Notional Market Value
  $12,428,587)                                         1,176   $        48,387
                                                               ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 100.1%
FINANCIALS 21.4%
Banks 7.6%
  South Financial Group, Inc.+                         2,473   $        66,375
  Whitney Holding Corp.                                2,093            56,595
  Amegy Bancorp, Inc.                                  2,342            52,999
  First Bancorp Puerto Rico                            2,682            45,379
  United Bankshares, Inc.                              1,236            43,198
  Chittenden Corp.                                     1,554            41,197
  Wintrust Financial Corp.                               783            39,354
  Provident Bankshares Corp.                           1,087            37,806
  Susquehanna Bancshares, Inc.                         1,545            37,142
  Umpqua Holding Corp.+                                1,488            36,188
  Central Pacific Financial
    Corp. Co.                                          1,018            35,813
  First Republic Bank                                    760            26,775
  Sterling Financial Corp./WA                          1,160            26,158
  Boston Private Financial
    Holdings, Inc.                                       929            24,656
  Community Bank System, Inc.                          1,013            22,894
  Sterling Bancshares, Inc./TX                         1,503            22,109
  Prosperity Bancshares, Inc.+                           710            21,478
  Gold Banc Corp., Inc.                                1,293            19,266
  Irwin Financial Corp.                                  591            12,050
                                                               ---------------
Total Banks                                                            667,432
                                                               ---------------
Insurance 4.5%
  ProAssurance Corp.*                                  1,037            48,397
  Selective Insurance Group, Inc.                        949            46,406
  Hilb Rogal & Hobbs Co.+                              1,195            44,597
  Delphi Financial Group,
    Inc. -- Class A                                      943            44,132
  UICI                                                 1,173            42,228
  LandAmerica Financial
    Group, Inc.+                                         607            39,243
  RLI Corp.                                              712            32,937
  Stewart Information
    Services Corp.                                       603            30,874
  United Fire & Casualty Co.                             560            25,262
  Infinity Property &
    Casualty Corp.                                       680            23,861
  Presidential Life Corp.                                715            12,870
  SCPIE Holdings Inc.*                                   328             4,690
                                                               ---------------
Total Insurance                                                        395,497
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Real Estate 4.2%
  New Century Financial Corp.                          1,863   $        67,571
  Colonial Properties Trust                            1,485            66,053
  Capital Automotive REIT                              1,376            53,265
  Lexington Corporate
    Properties Trust                                   1,715            40,388
  Entertainment Properties Trust                         857            38,248
  Commercial Net Lease Realty                          1,784            35,680
  Sovran Self Storage, Inc.                              556            27,216
  Glenborough Realty Trust, Inc.                       1,210            23,232
  Parkway Properties, Inc./MD                            463            21,724
                                                               ---------------
Total Real Estate                                                      373,377
                                                               ---------------
Thrifts & Mortgage Finance 3.7%
  Fremont General Corp.+                               2,172            47,415
  Commercial Federal Corp.                             1,279            43,665
  Downey Financial Corp.                                 689            41,960
  MAF Bancorp, Inc.                                      913            37,433
  Brookline Bancorp, Inc.                              2,042            32,304
  FirstFed Financial Corp.*                              545            29,327
  BankAtlantic Bancorp, Inc. -- Class A                1,502            25,519
  Bankunited Financial Corp. -- Class A                  886            20,263
  Flagstar Bancorp, Inc.                               1,154            18,579
  Anchor BanCorp Wisconsin, Inc.                         615            18,130
  Dime Community Bancshares                              919            13,528
                                                               ---------------
Total Thrifts & Mortgage Finance                                       328,123
                                                               ---------------
Capital Markets 0.8%
  Investment Technology Group, Inc.*                   1,394            41,263
  Piper Jaffray Cos., Inc.*                              659            19,678
  SWS Group, Inc.                                        528             8,659
                                                               ---------------
Total Capital Markets                                                   69,600
                                                               ---------------
Consumer Finance 0.3%
  Cash America International,
    Inc.                                                 964            20,003
  Rewards Network, Inc.*                                 704             4,808
                                                               ---------------
Total Consumer Finance                                                  24,811
                                                               ---------------


--------------------------------------------------------------------------------
                                        1

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Diversified Financials 0.3%
  Financial Federal Corp.                                589   $        23,442
                                                               ---------------
Total Diversified Financials                                            23,442
                                                               ---------------
Total Financials                                                     1,882,282
                                                               ---------------
INDUSTRIALS 20.4%
Commercial Services & Supplies 4.7%
  United Stationers, Inc.*                             1,114            53,316
  School Specialty, Inc.*                                769            37,512
  Tetra Tech, Inc.*                                    1,892            31,824
  G & K Services, Inc. -- Class A                        696            27,415
  ABM Industries, Inc.                                 1,282            26,678
  NCO Group, Inc.*                                     1,077            22,251
  Mobile Mini, Inc.*+                                    501            21,718
  Imagistics International, Inc.*                        514            21,511
  Heidrick & Struggles
    International, Inc.*                                 627            20,302
  Viad Corp.                                             740            20,239
  Consolidated Graphics, Inc.*                           393            16,919
  Bowne & Co., Inc.+                                   1,140            16,291
  Coinstar, Inc.*                                        839            15,530
  Spherion Corp.*                                      2,019            15,344
  CDI Corp.                                              407            12,023
  Sourcecorp, Inc.*                                      516            11,063
  Central Parking Corp.                                  675            10,091
  On Assignment, Inc.*                                   846             7,233
  Standard Register Co.                                  420             6,279
  Angelica Corp.                                         317             5,659
  Volt Information Sciences, Inc.*                       262             5,324
  PRG-Schultz International, Inc.*                     1,404             4,226
                                                               ---------------
Total Commercial Services & Supplies                                   408,748
                                                               ---------------
Machinery 3.8%
  Briggs & Stratton Corp.+                             1,710            59,149
  Manitowoc Co., Inc.                                  1,010            50,753
  Albany International Corp.
    -- Class A                                         1,058            39,008
  Gardner Denver, Inc.*                                  861            38,401
  Watts Industries, Inc. -- Class A                      839            24,205
  EnPro Industries, Inc.*                                690            23,246
  Stewart & Stevenson Services, Inc.                     959            22,872
  Barnes Group, Inc.                                     580            20,799

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Astec Industries, Inc.*                                570   $        16,182
  Valmont Industries, Inc.                               539            15,825
  Robbins & Myers, Inc.                                  390             8,767
  Lindsay Manufacturing Co.                              389             8,562
  Lydall, Inc.*                                          543             4,849
  Wolverine Tube, Inc.*                                  502             3,765
                                                               ---------------
Total Machinery                                                        336,383
                                                               ---------------
Aerospace & Defense 3.0%
  DRS Technologies, Inc.                                 931            45,954
  Curtiss-Wright Corp.                                   722            44,555
  Armor Holdings, Inc.*+                                 969            41,677
  Moog, Inc. -- Class A*+                              1,151            33,977
  Esterline Technologies
    Corp.*+                                              837            31,714
  Triumph Group, Inc.*                                   522            19,403
  AAR Corp.*                                           1,084            18,623
  Kaman Corp. -- Class A                                 768            15,705
  Cubic Corp.+                                           516             8,834
  Applied Signal Technology,
    Inc.                                                 374             7,136
                                                               ---------------
Total Aerospace & Defense                                              267,578
                                                               ---------------
Construction & Engineering 1.9%
  Shaw Group, Inc.*+                                   2,617            64,535
  URS Corp.*                                           1,430            57,758
  EMCOR Group, Inc.*+                                    523            31,014
  Insituform Technologies, Inc. -- Class A*              898            15,526
                                                               ---------------
Total Construction & Engineering                                       168,833
                                                               ---------------
Electrical Equipment 1.7%
  Acuity Brands, Inc.                                  1,480            43,911
  Regal-Beloit Corp.+                                    959            31,110
  Woodward Governor Co.                                  336            28,577
  A.O. Smith Corp.                                       660            18,810
  Artesyn Technologies, Inc.*                          1,329            12,360
  C&D Technologies, Inc.                                 841             7,914
  MagneTek, Inc.*                                        956             3,231
                                                               ---------------
Total Electrical Equipment                                             145,913
                                                               ---------------
Trading Companies & Distributors 1.2%
  Hughes Supply, Inc.                                  2,216            72,242
  Applied Industrial Technologies, Inc.                  835            29,960
  Lawson Products, Inc.                                  152             5,581
                                                               ---------------
Total Trading Companies & Distributors                                 107,783
                                                               ---------------


--------------------------------------------------------------------------------
                                        2

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Building Products 1.1%
  Universal Forest Products, Inc.                        535   $        30,666
  NCI Building Systems, Inc.*+                           700            28,553
  Griffon Corp.*                                         869            21,377
  Apogee Enterprises, Inc.                               935            15,989
                                                               ---------------
Total Building Products                                                 96,585
                                                               ---------------
Road & Rail 1.1%
  Kansas City Southern*                                2,723            63,473
  Arkansas Best Corp.                                    850            29,640
                                                               ---------------
Total Road & Rail                                                       93,113
                                                               ---------------
Airlines 0.8%
  SkyWest, Inc.                                        1,917            51,414
  Frontier Airlines, Inc.*                             1,212            11,853
  Mesa Air Group, Inc.*+                                 951             7,846
                                                               ---------------
Total Airlines                                                          71,113
                                                               ---------------
Marine 0.5% Kirby Corp.*                                 839            41,472
                                                               ---------------
Total Marine                                                            41,472
                                                               ---------------
Air Freight & Couriers 0.3% EGL, Inc.*                 1,079            29,295
                                                               ---------------
Total Air Freight & Couriers                                            29,295
                                                               ---------------
Industrial Conglomerates 0.3%
  Tredegar Corp.                                         917            11,930
  Standex International Corp.                            379             9,979
                                                               ---------------
Total Industrial Conglomerates                                          21,909
                                                               ---------------
Total Industrials                                                    1,788,725
                                                               ---------------
INFORMATION TECHNOLOGY 14.2%
Semiconductor & Semiconductor Equipment
4.5%
  Varian Semiconductor
  Equipment Associates, Inc.*                          1,245            52,751
  Skyworks Solutions, Inc.*+                           5,254            36,883
  Cymer, Inc.*                                         1,172            36,707
  Photronics, Inc.*+                                   1,380            26,772
  DSP Group, Inc.*                                       944            24,223
  Standard Microsystems Corp.*                           682            20,399
  Brooks Automation, Inc.*                             1,505            20,062
  Axcelis Technologies, Inc.*+                         3,329            17,377
  Cohu, Inc.                                             725            17,146
  Exar Corp.*                                          1,168            16,375
  FEI Co.*                                               837            16,112

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Kopin Corp.*                                         2,290   $        15,915
  Veeco Instruments, Inc.*                               892            14,308
  Helix Technology Corp.                                 874            12,892
  Ultratech, Inc.*                                       800            12,472
  Actel Corp.*                                           846            12,233
  Supertex, Inc.*                                        390            11,696
  Advanced Energy Industries, Inc.*                      946            10,179
  Pericom Semiconductor Corp.*                           881             7,788
  Rudolph Technologies, Inc.*+                           465             6,264
  ESS Technologies, Inc.*                              1,179             4,185
                                                               ---------------
Total Semiconductor & Semiconductor
Equipment                                                              392,739
                                                               ---------------
Electronic Equipment & Instruments 4.3%
  Anixter International, Inc.*                         1,078            43,476
  Benchmark Electronics, Inc.*+                        1,400            42,168
  Coherent, Inc.*                                      1,043            30,539
  Checkpoint Systems, Inc.*                            1,261            29,911
  Global Imaging Systems, Inc.*                          776            26,423
  Aeroflex, Inc.*                                      2,473            23,147
  Electro Scientific Industries, Inc.*                   958            21,421
  Technitrol, Inc.                                     1,355            20,759
  Paxar Corp.*                                         1,223            20,608
  Park Electrochemical Corp.                             659            17,562
  Agilsys, Inc.                                        1,015            17,093
  CTS Corp.                                            1,221            14,774
  Methode Electronics, Inc. -- Class A                 1,236            14,239
  Radisys Corp.*                                         676            13,114
  Photon Dynamics, Inc.*                                 568            10,877
  Bell Microproducts, Inc.*                              965             9,679
  X-Rite, Inc.                                           608             7,539
  Keithley Instruments, Inc.                             468             6,833
  Gerber Scientific, Inc.*                               735             5,762
  Planar Systems, Inc.*                                  483             3,970
                                                               ---------------
Total Electronic Equipment & Instruments                               379,894
                                                               ---------------
Software 2.1%
  THQ, Inc.*                                           2,053            43,770
  Internet Security Systems, Inc.*                     1,300            31,213
  JDA Software Group, Inc.*                              953            14,466
  Verity, Inc.*                                        1,259            13,371


--------------------------------------------------------------------------------
                                        3

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  SPSS, Inc.*                                            540   $        12,960
  MRO Software, Inc.*                                    713            12,007
  Altiris, Inc.*                                         758            11,590
  EPIQ Systems, Inc.*                                    422             9,208
  MapInfo Corp.*+                                        684             8,379
  Phoenix Technologies, Ltd.*                            834             6,280
  Catapult Communications
    Corp.*                                               334             6,126
  Napster, Inc.*                                       1,450             5,800
  NYFIX, Inc.*+                                          963             5,556
  Captaris, Inc.*                                        947             3,561
                                                               ---------------
Total Software                                                         184,287
                                                               ---------------
Communications Equipment 1.8%
  Belden CDT, Inc.+                                    1,518            29,495
  Black Box Corp.+                                       562            23,581
  ViaSat, Inc.*                                          741            19,007
  Inter-Tel, Inc.                                        703            14,763
  Bel Fuse, Inc. -- Class B                              378            13,770
  Symmetricom, Inc.*                                   1,540            11,920
  C-COR, Inc.*+                                        1,588            10,719
  Digi International, Inc.*                              678             7,275
  Ditech Communications Corp.*                         1,064             7,171
  PC-Tel, Inc.*                                          714             6,712
  Brooktrout, Inc.*                                      417             5,408
  Network Equipment
    Technologies, Inc.*                                  831             3,831
  Tollgrade Communications,
    Inc.*                                                431             3,646
                                                               ---------------
Total Communications Equipment                                         157,298
                                                               ---------------
IT Consulting & Services 1.0%
  eFunds Corp.*                                        1,506            28,358
  MAXIMUS, Inc.                                          639            22,844
  Ciber, Inc.*                                         1,824            13,552
  Intrado, Inc.*                                         584            10,530
  Pegasus Solutions, Inc.*                               587             5,271
  Carreker Corp.*                                        721             5,090
  Startek, Inc.                                          380             5,016
                                                               ---------------
Total IT Consulting & Services                                          90,661
                                                               ---------------
Computers & Peripherals 0.5%
  Hutchinson Technology, Inc.*+                          849            22,176
  Adaptec, Inc.*                                       3,726            14,271
  SBS Technologies, Inc.*                                521             5,017
                                                               ---------------
Total Computers & Peripherals                                           41,464
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Internet Software & Services 0.0%
  MIVA, Inc.*                                            925   $         5,578
                                                               ---------------
Total Internet Software & Services                                       5,578
                                                               ---------------
Total Information Technology                                         1,251,921
                                                               ---------------
CONSUMER DISCRETIONARY 12.3%
Specialty Retail 3.8%
  Zale Corp.*+                                         1,698            46,152
  Linens 'N Things, Inc.*+                             1,514            40,424
  Too, Inc.*+                                          1,104            30,283
  TBC Corp.*                                             756            26,074
  PEP Boys-Manny Moe & Jack                            1,794            24,829
  Stage Stores, Inc.+                                    915            24,586
  Sonic Automotive, Inc.                                 977            21,709
  Burlington Coat Factory
    Warehouse Corp.                                      546            20,770
  Group 1 Automotive, Inc.*                              716            19,761
  Dress Barn, Inc.*                                      738            16,797
  Gymboree Corp.*                                      1,048            14,295
  Cost Plus, Inc.*                                       740            13,431
  Jo-Ann Stores, Inc.*                                   771            13,338
  Haverty Furniture Cos., Inc.                           755             9,234
  Goody's Family Clothing, Inc.                          652             4,936
  Hancock Fabrics, Inc./DE                               628             4,226
                                                               ---------------
Total Specialty Retail                                                 330,845
                                                               ---------------
Household Durables 3.2%
  Standard-Pacific Corp.                               2,252            93,480
  M.D.C. Holdings, Inc.                                1,085            85,596
  M/I Homes, Inc.                                        420            22,789
  La-Z-Boy, Inc.+                                      1,719            22,674
  Interface, Inc. -- Class A*                          1,577            13,026
  Skyline Corp.                                          226             9,185
  Bassett Furniture Industries, Inc.                     392             7,299
  Libbey, Inc.                                           455             6,916
  National Presto Industries,
    Inc.                                                 160             6,849
  Department 56, Inc.*                                   463             5,787
  Russ Berrie & Co., Inc.                                401             5,662
  Fedders Corp.                                          777             1,663
  Applica, Inc.*                                         804             1,343
                                                               ---------------
Total Household Durables                                               282,269
                                                               ---------------
Hotels Restaurants & Leisure 1.6%
  Aztar Corp.*                                         1,177            36,263
  Pinnacle Entertainment, Inc.*                        1,352            24,782
  Landry's Restaurants, Inc.+                            561            16,437


--------------------------------------------------------------------------------
                                        4

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Ryan's Restaurant Group,  Inc.*                      1,402   $        16,361
  Lone Star Steakhouse & Saloon, Inc.                    596            15,496
  Marcus Corp.                                           718            14,389
  O'Charleys, Inc.*                                      737            10,547
  Multimedia Games, Inc.*+                               894             8,681
                                                               ---------------
Total Hotels Restaurants & Leisure                                     142,956
                                                               ---------------
Textiles & Apparel 1.2%
  Kellwood Co.+                                          918            23,730
  Oxford Industries, Inc.                                473            21,342
  Brown Shoe Co., Inc.                                   622            20,526
  Russell Corp.                                        1,106            15,528
  Stride Rite Corp.                                    1,200            15,384
  Haggar Corp.                                           186             5,288
  Ashworth, Inc.*                                        464             3,169
                                                               ---------------
Total Textiles & Apparel                                               104,967
                                                               ---------------
Leisure Equipment & Products 0.6%
  K2, Inc.*                                            1,577            17,978
  Jakks Pacific, Inc.*+                                  893            14,493
  Arctic Cat, Inc.                                       440             9,038
  Action Performance Cos., Inc.                          626             7,825
  Sturm Ruger & Co., Inc.                                723             6,652
  Meade Instruments Corp.*                               575             1,529
                                                               ---------------
Total Leisure Equipment & Products                                      57,515
                                                               ---------------
Multiline Retail 0.5%
  ShopKo Stores, Inc.*                                 1,011            25,801
  Fred's, Inc.+                                        1,316            16,463
                                                               ---------------
Total Multiline Retail                                                  42,264
                                                               ---------------
Automobiles 0.5%
  Fleetwood Enterprises, Inc.*+                        1,872            23,026
  Monaco Coach Corp.+                                    880            12,971
  Coachmen Industries, Inc.                              479             5,504
                                                               ---------------
Total Automobiles                                                       41,501
                                                               ---------------
Internet & Catalog Retail 0.5%
  Insight Enterprises, Inc.*                           1,613            30,002
  J. Jill Group, Inc.*                                   683            10,805
                                                               ---------------
Total Internet & Catalog Retail                                         40,807
                                                               ---------------
Auto Components 0.2%
  Superior Industries
    International, Inc.                                  761            16,377

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Standard Motor Products, Inc.                          414   $         3,357
                                                               ---------------
Total Auto Components                                                   19,734
                                                               ---------------
Distributors 0.1%
  Audiovox Corp. -- Class A*                             623             8,710
                                                               ---------------
Total Distributors                                                       8,710
                                                               ---------------
Media 0.1%
  4Kids Entertainment, Inc.*                             442             7,686
                                                               ---------------
Total Media                                                              7,686
                                                               ---------------
Total Consumer Discretionary                                         1,079,254
                                                               ---------------
MATERIALS 7.8%
Metals & Mining 4.0%
  Commercial Metals Co.+                               1,928            65,051
  Quanex Corp.                                           836            55,360
  Reliance Steel & Aluminum Co.                          912            48,272
  Carpenter Technology Corp.                             719            42,141
  RTI International Metals, Inc.*                        768            30,221
  Aleris International, Inc.*                          1,031            28,301
  Chaparral Steel Co.*                                   759            19,142
  Ryerson Tull, Inc.+                                    840            17,892
  Century Aluminum Co.*+                                 755            16,972
  Brush Engineered Materials, Inc.*                      646            10,258
  Steel Technologies, Inc.                               367             9,516
  A.M. Castle & Co.*                                     315             5,513
                                                               ---------------
Total Metals & Mining                                                  348,639
                                                               ---------------
Chemicals 1.4%
  H.B. Fuller Co.                                        961            29,868
  OM Group, Inc.*                                        960            19,325
  PolyOne Corp.*                                       3,046            18,459
  A. Schulman, Inc.                                    1,022            18,345
  Arch Chemicals, Inc.                                   788            18,321
  Material Sciences Corp.*                               421             6,344
  Quaker Chemical Corp.                                  314             5,457
  Penford Corp.                                          302             4,038
  Wellman, Inc.                                          566             3,583
                                                               ---------------
Total Chemicals                                                        123,740
                                                               ---------------
Containers & Packaging 1.2%
  AptarGroup, Inc.                                     1,165            58,029
  Rock-Tenn Co. -- Class A                             1,042            15,734
  Chesapeake Corp.                                       663            12,192
  Myers Industries, Inc.                               1,046            12,175
  Caraustar Industries, Inc.*                            961            10,552
                                                               ---------------
Total Containers & Packaging                                           108,682
                                                               ---------------


--------------------------------------------------------------------------------
                                        5

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Paper & Forest Products 0.7%
  Wausau Paper Corp.                                   1,705   $        21,330
  Neenah Paper, Inc.                                     498            14,591
  Schweitzer-Mauduit
    International, Inc.                                  511            11,405
  Buckeye Technologies, Inc.*                          1,106             8,981
  Pope & Talbot, Inc.                                    544             5,554
                                                               ---------------
Total Paper & Forest Products                                           61,861
                                                               ---------------
Construction Materials 0.5%
  Texas Industries, Inc.                                 757            41,181
                                                               ---------------
Total Construction Materials                                            41,181
                                                               ---------------
Total Materials                                                        684,103
                                                               ---------------
UTILITIES 7.2%
Gas Utilities 4.2%
  Southern Union Co.*                                  3,248            83,701
  Atmos Energy Corp.                                   2,666            75,314
  Piedmont Natural Gas Co.+                            2,541            63,957
  New Jersey Resources Corp.                             924            42,486
  Southwest Gas Corp.                                  1,283            35,141
  Northwest Natural Gas Co.                              921            34,280
  Laclede Group, Inc.                                    696            22,613
  Cascade Natural Gas Corp.                              384             8,360
                                                               ---------------
Total Gas Utilities                                                    365,852
                                                               ---------------
Electric Utilities 2.2%
  Allete, Inc.                                         1,004            45,993
  Cleco Corp.                                          1,653            38,978
  Unisource Energy Corp.                               1,159            38,525
  El Paso Electric Co.*                                1,588            33,110
  UIL Holding Corp.                                      421            22,022
  Central Vermont Public
    Service Corp.                                        400             7,000
  Green Mountain Power Corp.                             174             5,730
                                                               ---------------
Total Electric Utilities                                               191,358
                                                               ---------------
Multi-Utilities 0.6%
  Avista Corp.                                         1,611            31,253
  CH Energy Group, Inc.                                  451            21,414
                                                               ---------------
Total Multi-Utilities                                                   52,667
                                                               ---------------
Water Utilities 0.2%
  American States Water Co.                              564            18,871
                                                               ---------------
Total Water Utilities                                                   18,871
                                                               ---------------
Total Utilities                                                        628,748
                                                               ---------------
ENERGY 6.2%
Oil & Gas 3.2%
  Cimarex Energy Co.*+                                 2,718           123,207

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Spinnaker Exploration Co.*                             906   $        58,609
  Stone Energy Corp.*                                    887            54,142
  Swift Energy Co.*+                                     942            43,097
                                                               ---------------
Total Oil & Gas                                                        279,055
                                                               ---------------
Energy Equipment & Services 3.0%
  SEACOR Holdings, Inc.*                                 679            49,282
  Oceaneering International, Inc.*                       869            46,413
  Maverick Tube Corp.*+                                1,439            43,170
  Veritas DGC, Inc.*                                   1,120            41,015
  W-H Energy Services, Inc.*                             937            30,378
  Offshore Logistics, Inc.*                              771            28,527
  Input/Output, Inc.*+                                 2,333            18,617
  Dril-Quip, Inc.*                                       252            12,096
                                                               ---------------
Total Energy Equipment & Services                                      269,498
                                                               ---------------
Total Energy                                                           548,553
                                                               ---------------
HEALTH CARE 5.9%
Health Care Equipment & Supplies 3.2%
  Cooper Cos., Inc.+                                   1,470           112,617
  Invacare Corp.                                       1,059            44,128
  Conmed Corp.*                                          974            27,155
  Viasys Healthcare, Inc.*                             1,041            26,015
  Analogic Corp.                                         450            22,684
  Greatbatch, Inc.*                                      720            19,757
  Datascope Corp.                                        418            12,966
  Vital Signs, Inc.                                      191             8,803
  Osteotech, Inc.*                                       572             3,278
  Theragenics Corp.*                                   1,068             3,151
                                                               ---------------
Total Health Care Equipment & Supplies                                 280,554
                                                               ---------------
Health Care Providers & Services 1.8%
  Sunrise Senior Living, Inc.*+                          597            39,844
  SFBC International, Inc.*+                             601            26,678
  NDCHealth Corp.                                      1,210            22,893
  Parexel International Corp.*                           888            17,840
  Gentiva Health Services, Inc.*                         782            14,170
  Cross Country Healthcare, Inc.*                        691            12,825
  RehabCare Group, Inc.*                                 552            11,327


--------------------------------------------------------------------------------
                                        6

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Hooper Holmes, Inc.                                  2,167   $         8,516
                                                               ---------------
Total Health Care Providers & Services                                 154,093
                                                               ---------------
Biotechnology 0.5%
  Cambrex Corp.                                          879            16,666
  Regeneron Pharmaceuticals, Inc.*                     1,464            13,893
  Arqule, Inc.*                                        1,179             9,232
  Savient Pharmaceuticals, Inc.*                       2,010             7,578
                                                               ---------------
Total Biotechnology                                                     47,369
                                                               ---------------
Pharmaceuticals 0.4%
  Alpharma, Inc. -- Class A                            1,383            34,395
  Bradley Pharmaceuticals, Inc.*                         462             5,045
                                                               ---------------
Total Pharmaceuticals                                                   39,440
                                                               ---------------
Total Health Care                                                      521,456
                                                               ---------------
CONSUMER STAPLES 4.5%
Food Products 2.0%
  Corn Products International, Inc.+                   2,483            50,082
  Ralcorp Holdings, Inc.                                 995            41,711
  TreeHouse Foods, Inc.*                               1,025            27,552
  Hain Celestial Group, Inc.*+                         1,002            19,439
  Sanderson Farms, Inc.                                  488            18,134
  J&J Snack Foods Corp.                                  225            13,005
  American Italian Pasta Co. -- Class A+                 605             6,449
                                                               ---------------
Total Food Products                                                    176,372
                                                               ---------------
Food & Drug Retailing 1.5%
  Performance Food Group Co.*                          1,245            39,292
  Casey's General Stores, Inc.                         1,667            38,674
  Longs Drug Stores Corp.                                890            38,172
  Nash Finch Co.+                                        424            17,889
                                                               ---------------
Total Food & Drug Retailing                                            134,027
                                                               ---------------
Personal Products 0.5%
  NBTY, Inc.*                                          1,846            43,381
                                                               ---------------
Total Personal Products                                                 43,381
                                                               ---------------
Household Products 0.4%
  Spectrum Brands, Inc.*                               1,240            29,202
                                                               ---------------
Total Household Products                                                29,202
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Tobacco 0.1%
  Alliance One International, Inc.                     2,876   $        10,181
                                                               ---------------
Total Tobacco                                                           10,181
                                                               ---------------
Total Consumer Staples                                                 393,163
                                                               ---------------
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
  General Communication, Inc. -- Class A*+             1,549            15,335
                                                               ---------------
Total Diversified Telecommunication
Services                                                                15,335
                                                               ---------------
Total Telecommunication Services                                        15,335
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $7,023,945)                                                  8,793,540
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.2%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 3.25% due 10/03/05       $  109,764           109,764
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $109,764)                                                      109,764
                                                               ---------------
SECURITIES LENDING COLLATERAL 10.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held
    by U.S. Bank                                     893,377           893,377
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $893,377)                                                        893,377
                                                               ---------------
TOTAL INVESTMENTS 111.5%
  (Cost $8,027,086)                                                  9,796,681
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (11.5)%                                                  (1,010,580)
                                                               ---------------
NET ASSETS - 100.0%                                            $     8,786,101

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.2%
FINANCIALS 23.9%
Insurance 9.1%
   Fidelity National Financial, Inc.                  15,873   $       706,666
   Everest Re Group Ltd.+                              5,180           507,122
   Old Republic International Corp.                   16,785           447,656
   W.R. Berkley Corp .                                10,254           404,828
   First American Corp.                                8,733           398,836
   HCC Insurance Holdings, Inc.                        9,690           276,456
   Protective Life Corp.                               6,390           263,140
   Stancorp Financial Group, Inc.                      2,536           213,531
   AmerUs Group Co.+                                   3,571           204,868
   Allmerica Financial Corp.*                          4,909           201,956
   Unitrin, Inc.+                                      4,199           199,285
   Mercury General Corp.                               3,256           195,328
   Ohio Casualty Corp.                                 5,917           160,469
   American Financial Group, Inc./OH                   4,257           144,440
   Horace Mann Educators Corp.                         3,944            78,012
                                                               ---------------
Total Insurance                                                      4,402,593
                                                               ---------------
Thrifts & Mortgage Finance 4.6%
   Radian Group, Inc.+                                 7,829           415,720
   New York Community Bancorp, Inc.+                  21,716           356,143
   PMI Group, Inc.                                     8,436           336,343
   Independence Community Bank Corp.                   6,885           234,710
   IndyMac Bancorp, Inc.+                              5,824           230,514
   Webster Financial Corp.                             4,940           222,102
   Astoria Financial Corp.                             8,224           217,278
   Washington Federal, Inc.+                           7,966           179,713
                                                               ---------------
Total Thrifts & Mortgage Finance                                     2,192,523
                                                               ---------------
Banks 4.1%
   Commerce Bancorp, Inc./NJ                          15,057           462,099
   Mercantile Bankshares Corp.                         7,529           405,663
   Associated Banc-Corp.+                             11,731           357,561
   Colonial BancGroup, Inc.                           14,137           316,669
   FirstMerit Corp.                                    7,665           205,345
   Greater Bay Bancorp                                 4,665           114,946
   Texas Regional Bancshares, Inc. -- Class A          3,785           108,970
                                                               ---------------
Total Banks                                                          1,971,253
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Real Estate 3.3%
   AMB Property Corp.                                  7,810   $       350,669
   Liberty Property Trust+                             8,054           342,617
   Hospitality Properties Trust                        6,599           282,833
   Mack-Cali Realty Corp.                              5,677           255,124
   New Plan Excel Realty Trust                         9,508           218,209
   Highwoods Properties, Inc.+                         4,932           145,543
                                                               ---------------
Total Real Estate                                                    1,594,995
                                                               ---------------
Capital Markets 1.5%
   A.G. Edwards, Inc.                                  7,068           309,649
   Jefferies Group, Inc.+                              4,528           197,194
   Raymond James Financial, Inc.                       5,216           167,538
   LaBranche & Co., Inc.*+                             5,566            48,369
                                                               ---------------
Total Capital Markets                                                  722,750
                                                               ---------------
Diversified Financials 0.7%
   Leucadia National Corp.                             7,533           324,672
                                                               ---------------
Total Diversified Financials                                           324,672
                                                               ---------------
Consumer Finance 0.6%
   AmeriCredit Corp.*+                                12,807           305,703
                                                               ---------------
Total Consumer Finance                                                 305,703
                                                               ---------------
Total Financials                                                    11,514,489
                                                               ---------------
INFORMATION TECHNOLOGY 13.5%
Semiconductor & Semiconductor Equipment 2.8%
   Intersil Corp. -- Class A+                         14,081           306,684
   International Rectifier Corp.*                      5,919           266,829
   Integrated Device Technology, Inc.*+               18,252           196,026
   Fairchild Semiconductor International, Inc.*       11,003           163,505
   RF Micro Devices, Inc.*                            17,281            97,638
   Atmel Corp.*                                       38,850            80,031
   Credence Systems Corp.*                             9,123            72,802
   Cabot Microelectronics Corp.*+                      2,248            66,046
   Triquint Semiconductor, Inc.*                      12,845            45,214
   Lattice Semiconductor Corp.*+                      10,430            44,640
                                                               ---------------
Total Semiconductor & Semiconductor Equipment                        1,339,415
                                                               ---------------
Electronic Equipment & Instruments 2.6%
   Arrow Electronics, Inc.*                           10,860           340,570


--------------------------------------------------------------------------------
                                       1

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Avnet, Inc.*                                       13,345   $       326,285
   Vishay Intertechnology, Inc.*                      16,902           201,979
   Tech Data Corp.*+                                   5,316           195,150
   Plexus Corp.*                                       3,994            68,257
   KEMET Corp.*+                                       7,954            66,655
   Newport Corp.*                                      3,657            50,942
                                                               ---------------
Total Electronic Equipment & Instruments                             1,249,838
                                                               ---------------
Software 2.4%
   Cadence Design Systems, Inc.*+                     25,509           412,226
   Fair Isaac Corp.+                                   6,003           268,934
   Synopsys, Inc.*+                                   13,248           250,387
   Macrovision Corp.*                                  4,643            88,681
   RSA Security, Inc.*                                 6,505            82,679
   Mentor Graphics Corp.*                              7,259            62,427
                                                               ---------------
Total Software                                                       1,165,334
                                                               ---------------
IT Consulting & Services 2.1%
   CheckFree Corp.*                                    8,319           314,625
   Ceridian Corp.*                                    13,426           278,590
   BISYS Group, Inc.*                                 11,090           148,939
   Acxiom Corp.                                        7,175           134,316
   MPS Group, Inc.*                                    9,258           109,244
   Keane, Inc.*+                                       4,310            49,263
                                                               ---------------
Total IT Consulting & Services                                       1,034,977
                                                               ---------------
Computers & Peripherals 2.1%
   Sandisk Corp.*+                                    16,678           804,714
   Imation Corp.                                       3,127           134,054
   McData Corp. -- Class A*                           14,241            74,623
                                                               ---------------
Total Computers & Peripherals                                        1,013,391
                                                               ---------------
Communications Equipment 1.5%
   3Com Corp.*+                                       35,508           144,873
   Polycom, Inc.*                                      8,855           143,185
   Avocent Corp.*+                                     4,492           142,127
   Powerwave Technologies, Inc.*                      10,094           131,121
   CommScope, Inc.*                                    5,022            87,082
   Utstarcom, Inc.*+                                   9,444            77,157
                                                               ---------------
Total Communications Equipment                                         725,545
                                                               ---------------
Total Information Technology                                         6,528,500
                                                               ---------------
UTILITIES 12.9%
Multi-Utilities 7.0%
   SCANA Corp.                                        10,413           439,845
   Wisconsin Energy Corp.                             10,740           428,741
   MDU Resources Group, Inc.                          10,991           391,829
   Energy East Corp.+                                 13,538           341,022

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Alliant Energy Corp.                               10,693   $       311,487
   NSTAR                                               9,800           283,416
   OGE Energy Corp.+                                   8,292           233,005
   Puget Energy, Inc.+                                 9,208           216,204
   WPS Resources Corp.+                                3,488           201,607
   Vectren Corp.                                       6,981           197,911
   PNM Resources, Inc.                                 6,311           180,936
   Aquila, Inc.*                                      34,254           135,646
                                                               ---------------
Total Multi-Utilities                                                3,361,649
                                                               ---------------
Electric Utilities 3.9%
   Pepco Holdings, Inc.                               17,364           404,060
   Sierra Pacific Resources*+                         16,829           249,911
   Northeast Utilities                                11,924           237,884
   Hawaiian Electric Industries, Inc.                  7,426           207,037
   Great Plains Energy, Inc.                           6,849           204,854
   Westar Energy, Inc.+                                7,955           191,954
   Black Hills Corp.+                                  3,006           130,370
   Duquesne Light Holdings, Inc.                       7,140           122,879
   IDACORP, Inc.                                       3,873           116,693
                                                               ---------------
Total Electric Utilities                                             1,865,642
                                                               ---------------
Gas Utilities 2.0%
   Oneok, Inc.+                                        9,266           315,230
   National Fuel Gas Co.                               7,726           264,229
   AGL Resources, Inc.                                 7,101           263,518
   WGL Holdings, Inc.                                  4,469           143,589
                                                               ---------------
Total Gas Utilities                                                    986,566
                                                               ---------------
Total Utilities                                                      6,213,857
                                                               ---------------
CONSUMER DISCRETIONARY 10.5%
Household Durables 3.0%
   Lennar Corp. -- Class A+                           12,285           734,152
   Mohawk Industries, Inc.*                            4,850           389,212
   American Greetings Corp. -- Class A+                6,168           169,003
   Furniture Brands International, Inc.                4,799            86,526
   Blyth, Inc.                                         2,445            54,499
                                                               ---------------
Total Household Durables                                             1,433,392
                                                               ---------------
Specialty Retail 2.7%
   Foot Locker, Inc.+                                 14,399           315,914
   Barnes & Noble, Inc.                                5,037           189,895
   AnnTaylor Stores Corp.*                             6,688           177,566
   Regis Corp.                                         4,140           156,575
   Borders Group, Inc.                                 6,446           142,908
   Rent-A-Center, Inc.*                                6,867           132,602
   Payless Shoesource, Inc.*                           6,265           109,011


--------------------------------------------------------------------------------
                                       2

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Pier 1 Imports, Inc.                                7,909   $        89,134
                                                               ---------------
Total Specialty Retail                                               1,313,605
                                                               ---------------
Media 1.9%
   Belo Corp. -- Class A                               8,870           202,768
   Lee Enterprises, Inc.                               4,174           177,311
   Media General, Inc.                                 2,204           127,854
   Westwood One, Inc.                                  6,204           123,398
   Scholastic Corp.*+                                  3,220           119,011
   Entercom Communications Corp.*                      3,495           110,407
   Emmis Communications Corp. -- Class A*              3,362            74,267
                                                               ---------------
Total Media                                                            935,016
                                                               ---------------
Auto Components 1.6%
   BorgWarner, Inc.                                    5,188           292,914
   Lear Corp.                                          6,158           209,187
   Modine Manufacturing Co.                            3,198           117,303
   ArvinMeritor, Inc.                                  6,440           107,677
   Bandag, Inc.                                        1,073            45,989
                                                               ---------------
Total Auto Components                                                  773,070
                                                               ---------------
Multiline Retail 0.6%
   Saks, Inc.*                                        13,024           240,944
   99 Cents Only Stores*                               4,403            40,728
                                                               ---------------
Total Multiline Retail                                                 281,672
                                                               ---------------
Hotels Restaurants & Leisure 0.5%
   CBRL Group, Inc.+                                   4,299           144,704
   Bob Evans Farms, Inc.                               3,252            73,853
   Krispy Kreme Doughnuts, Inc.*+                      5,671            35,501
                                                               ---------------
Total Hotels Restaurants & Leisure                                     254,058
                                                               ---------------
Leisure Equipment & Products 0.2%
   Callaway Golf Co.                                   6,024            90,902
                                                               ---------------
Total Leisure Equipment & Products                                      90,902
                                                               ---------------
Total Consumer Discretionary                                         5,081,715
                                                               ---------------
ENERGY 10.1%
Oil & Gas 5.7%
   Noble Energy, Inc.                                 16,022           751,432
   Pioneer Natural Resources Co.                      13,023           715,223
   Newfield Exploration Co.*+                         11,631           571,082
   Pogo Producing Co.                                  5,481           323,050
   Forest Oil Corp.*                                   5,005           260,761

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Overseas Shipholding Group, Inc.                    2,710   $       158,074
                                                               ---------------
Total Oil & Gas                                                      2,779,622
                                                               ---------------
Energy Equipment & Services 4.4%
   ENSCO International, Inc.                          13,951           649,977
   Pride International, Inc.*                         14,545           414,678
   Cooper Cameron Corp.*                               5,131           379,335
   Helmerich & Payne, Inc.                             4,724           285,282
   Tidewater, Inc.+                                    5,570           271,092
   Hanover Compressor Co.*                             7,571           104,934
                                                               ---------------
Total Energy Equipment & Services                                    2,105,298
                                                               ---------------
Total Energy                                                         4,884,920
                                                               ---------------
INDUSTRIALS 9.3%
Machinery 3.0%
   SPX Corp.+                                          6,713           308,462
   Timken Co.+                                         7,557           223,914
   Flowserve Corp.*                                    5,072           184,367
   Kennametal, Inc.                                    3,520           172,621
   Trinity Industries, Inc.+                           3,912           158,397
   AGCO Corp.*                                         8,301           151,078
   Crane Co.                                           4,569           135,882
   Federal Signal Corp.                                4,428            75,675
   Tecumseh Products Co. -- Class A                    1,692            36,412
                                                               ---------------
Total Machinery                                                      1,446,808
                                                               ---------------
Commercial Services & Supplies 1.9%
   Manpower, Inc.                                      7,994           354,854
   Brink's Co.                                         5,396           221,560
   Adesa, Inc.                                         8,216           181,574
   Banta Corp.                                         2,208           112,365
   Kelly Services, Inc.                                1,766            54,145
                                                               ---------------
Total Commercial Services & Supplies                                   924,498
                                                               ---------------
Road & Rail 0.8%
   Yellow Roadway Corp.*+                              5,316           220,189
   Swift Transportation Co., Inc.*+                    4,803            85,013
   Werner Enterprises, Inc.                            4,738            81,920
                                                               ---------------
Total Road & Rail                                                      387,122
                                                               ---------------
Construction & Engineering 0.7%
   Quanta Services, Inc.*+                            10,825           138,127
   Granite Construction, Inc.                          3,024           115,638


--------------------------------------------------------------------------------
                                       3

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Dycom Industries, Inc.*+                            4,482   $        90,626
                                                               ---------------
Total Construction & Engineering                                       344,391
                                                               ---------------
Trading Companies & Distributors 0.6%
   GATX Corp.                                          4,591           181,574
   United Rentals, Inc.*+                              6,143           121,079
                                                               ---------------
Total Trading Companies & Distributors                                 302,653
                                                               ---------------
Industrial Conglomerates 0.6%
   Teleflex, Inc.+                                     3,744           263,952
                                                               ---------------
Total Industrial Conglomerates                                         263,952
                                                               ---------------
Building Products 0.5%
   York International Corp.                            3,875           217,271
                                                               ---------------
Total Building Products                                                217,271
                                                               ---------------
Marine 0.4%
   Alexander & Baldwin, Inc.                           4,019           213,971
                                                               ---------------
Total Marine                                                           213,971
                                                               ---------------
Airlines 0.4%
   AirTran Holdings, Inc.*+                            8,009           101,394
   Alaska Air Group, Inc.*                             2,496            72,534
                                                               ---------------
Total Airlines                                                         173,928
                                                               ---------------
Electrical Equipment 0.3%
   Thomas & Betts Corp.*                               4,828           166,131
                                                               ---------------
Total Electrical Equipment                                             166,131
                                                               ---------------
Aerospace & Defense 0.1%
   Sequa Corp. -- Class A*                               589            34,751
                                                               ---------------
Total Aerospace & Defense                                               34,751
                                                               ---------------
Total Industrials                                                    4,475,476
                                                               ---------------
MATERIALS 7.8%
Chemicals 5.2%
   Lyondell Chemical Co.+                             18,792           537,827
   Lubrizol Corp.                                      6,225           269,729
   Valspar Corp.+                                      9,289           207,702
   RPM International, Inc.                            10,796           198,647
   FMC Corp.*                                          3,450           197,409
   Cabot Corp.                                         5,693           187,926
   Scotts Miracle-Gro Co. -- Class A                   2,070           182,015
   Airgas, Inc.                                        6,113           181,128
   Cytec Industries, Inc.+                             3,637           157,773
   Albemarle Corp.                                     3,502           132,026
   Minerals Technologies, Inc.                         1,859           106,353
   Sensient Technologies Corp.                         4,340            82,243

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Ferro Corp.                                         3,845   $        70,440
                                                               ---------------
Total Chemicals                                                      2,511,218
                                                               ---------------
Paper & Forest Products 0.7%
   Bowater, Inc.                                       5,129           144,997
   Potlatch Corp.                                      2,666           138,952
   Glatfelter                                          4,040            56,923
                                                               ---------------
Total Paper & Forest Products                                          340,872
                                                               ---------------
Containers & Packaging 0.7%
   Sonoco Products Co.+                                9,087           248,166
   Longview Fibre Co.                                  4,692            91,447
                                                               ---------------
Total Containers & Packaging                                           339,613
                                                               ---------------
Construction Materials 0.7%
   Martin Marietta Materials, Inc.                     4,248           333,298
                                                               ---------------
Total Construction Materials                                           333,298
                                                               ---------------
Metals & Mining 0.5%
   Worthington Industries, Inc.                        6,542           137,578
   Steel Dynamics, Inc.+                               3,517           119,438
                                                               ---------------
Total Metals & Mining                                                  257,016
                                                               ---------------
Total Materials                                                      3,782,017
                                                               ---------------
HEALTH CARE 7.2%
Health Care Providers & Services 3.9%
   Pacificare Health Systems, Inc.*                    8,048           642,069
   Omnicare, Inc.+                                     9,689           544,813
   Triad Hospitals, Inc.*+                             7,900           357,633
   Community Health Systems, Inc.*                     8,230           319,406
                                                               ---------------
Total Health Care Providers & Services                               1,863,921
                                                               ---------------
Biotechnology 1.9%
   Invitrogen Corp.*+                                  4,868           366,220
   Charles River Laboratories International,
     Inc.*+                                            6,589           287,412
   Millennium Pharmaceuticals, Inc.*+                  28,319           264,216
                                                               ---------------
Total Biotechnology                                                    917,848
                                                               ---------------
Health Care Equipment & Supplies 1.0%
   Advanced Medical Optics, Inc.*                      6,060           229,977
   Steris Corp.                                        6,251           148,712


--------------------------------------------------------------------------------
                                       4

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Varian, Inc.*+                                      2,941   $       100,935
                                                               ---------------
Total Health Care Equipment & Supplies                                 479,624
                                                               ---------------
Pharmaceuticals 0.4%
   Perrigo Co.                                         7,641           109,343
   Par Pharmaceutical Cos., Inc.*                      3,139            83,560
                                                               ---------------
Total Pharmaceuticals                                                  192,903
                                                               ---------------
Total Health Care                                                    3,454,296
                                                               ---------------
CONSUMER STAPLES 3.2%
Food Products 2.2%
   Dean Foods Co.*                                    13,721           533,198
   Smithfield Foods, Inc.*                             9,071           269,227
   J.M. Smucker Co.+                                   5,359           260,126
                                                               ---------------
Total Food Products                                                  1,062,551
                                                               ---------------
Food & Drug Retailing 0.5%
   BJ's Wholesale Club, Inc.*                          6,256           173,917
   Ruddick Corp.                                       3,176            73,207
                                                               ---------------
Total Food & Drug Retailing                                            247,124
                                                               ---------------
Beverages 0.3%
   PepsiAmericas, Inc.                                 5,758           130,880
                                                               ---------------
Total Beverages                                                        130,880
                                                               ---------------
Tobacco 0.2%
   Universal Corp./Richmond VA                         2,357            91,522
                                                               ---------------
Total Tobacco                                                           91,522
                                                               ---------------
Total Consumer Staples                                               1,532,077
                                                               ---------------
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
   Telephone & Data Systems, Inc.+                     9,415           367,185
                                                               ---------------
Total Wireless Telecommunication Services                              367,185
                                                               ---------------
Total Telecommunication Services                                       367,185
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $46,308,133)                                                47,834,532
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       174,280   $       174,280
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $174,280)                                                      174,280
                                                               ---------------
SECURITIES LENDING COLLATERAL 7.8%
Investment in Securities Lending Short
Term
   Investment Portfolio Held
     by U.S. Bank                                  3,789,651         3,789,651
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,789,651)                                                    3,789,651
                                                               ---------------
TOTAL INVESTMENTS 107.4%
  (Cost $50,272,064)                                                51,798,463
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (7.4)%                                                   (3,566,367)
                                                               ---------------
NET ASSETS - 100.0%                                            $    48,232,096

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
FINANCIALS 35.7%
  BANKS 10.6%
  Bank of America Corp.+                              10,996   $       462,932
  Wells Fargo & Co.                                    4,615           270,301
  Wachovia Corp.+                                      4,318           205,494
  U.S. Bancorp+                                        5,001           140,428
  SunTrust Banks, Inc.                                   997            69,242
  BB&T Corp.+                                          1,497            58,458
  Fifth Third Bancorp+                                 1,524            55,976
  National City Corp.                                  1,560            52,166
  PNC Financial Services Group, Inc.                     793            46,010
  Regions Financial Corp.+                             1,263            39,305
  KeyCorp+                                             1,120            36,120
  North Fork Bancorporation, Inc.                      1,307            33,328
  Comerica, Inc.                                         466            27,447
  Marshall & Ilsley Corp.                                575            25,018
  AmSouth Bancorp+                                       964            24,351
  Synovus Financial Corp.                                856            23,728
  M&T Bank Corp.                                         217            22,939
  Zions Bancorporation                                   248            17,660
  Compass Bancshares, Inc.                               350            16,040
  Huntington Bancshares, Inc.                            642            14,426
  First Horizon National Corp.                           351            12,759
                                                               ---------------

TOTAL BANKS                                                          1,654,128
                                                               ---------------

  INSURANCE 8.5%
  American International Group, Inc.                   7,101           439,978
  MetLife, Inc.+                                       2,076           103,447
  Allstate Corp.                                       1,797            99,356
  Prudential Financial, Inc.+                          1,408            95,125
  St. Paul Travelers Cos., Inc.                        1,849            82,965
  Hartford Financial Services Group, Inc.+               822            63,434
  AFLAC, Inc.                                          1,372            62,152
  Chubb Corp.+                                           548            49,073
  Marsh & McLennan Cos., Inc.+                         1,470            44,673
  ACE Ltd.                                               800            37,656
  Loews Corp.                                            379            35,023
  Aon Corp.+                                             874            28,038
  XL Capital Ltd.                                        388            26,396
  Lincoln National Corp.+                                477            24,814
  MBIA, Inc.+                                            370            22,429
  Ambac Financial Group, Inc.                            290            20,897
  Cincinnati Financial Corp.                             487            20,400

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Jefferson-Pilot Corp.                                  370   $        18,933
  SAFECO Corp.                                           350            18,683
  UnumProvident Corp.+                                   812            16,646
  Torchmark Corp.                                        295            15,585
                                                               ---------------

TOTAL INSURANCE                                                      1,325,703
                                                               ---------------

  DIVERSIFIED FINANCIALS 6.6%
  Citigroup, Inc.+                                    14,145           643,881
  J.P. Morgan Chase & Co.                              9,610           326,067
  Principal Financial Group, Inc.                        768            36,380
  CIT Group, Inc.                                        562            25,391
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                         1,031,719
                                                               ---------------

  CAPITAL MARKETS 5.0%
  Morgan Stanley                                       2,977           160,579
  Merrill Lynch & Co., Inc.                            2,539           155,767
  Goldman Sachs Group, Inc.                            1,271           154,528
  Lehman Brothers Holdings, Inc.+                        762            88,758
  Bank of New York Co., Inc.                           2,131            62,673
  State Street Corp.+                                    901            44,077
  Mellon Financial Corp.                               1,143            36,542
  Bear Stearns Cos., Inc.                                307            33,693
  Northern Trust Corp.+                                  514            25,983
  E*Trade Financial Corp.*                             1,018            17,917
  Janus Capital Group, Inc.                              614             8,872
                                                               ---------------

TOTAL CAPITAL MARKETS                                                  789,389
                                                               ---------------

  THRIFTS & MORTGAGE FINANCE 2.9%
  Fannie Mae                                           2,652           118,863
  Freddie Mac                                          1,887           106,540
  Washington Mutual, Inc.+                             2,407            94,402
  Countrywide Financial Corp.+                         1,624            53,559
  Golden West Financial Corp.+                           710            42,167
  Sovereign Bancorp, Inc.+                               995            21,930
  MGIC Investment Corp.                                  263            16,885
                                                               ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       454,346
                                                               ---------------
  REAL ESTATE 1.1%
  Equity Office Properties Trust+                      1,122            36,701
  ProLogis                                               684            30,308
  Equity Residential                                     782            29,599
  Vornado Realty Trust                                   320            27,718


--------------------------------------------------------------------------------
                                       1

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Archstone-Smith Trust                                  586   $        23,364
  Plum Creek Timber Co., Inc. (REIT)                     512            19,410
  Apartment Investment & Management Co. -- Class A+      257             9,966
                                                               ---------------

TOTAL REAL ESTATE                                                      177,066
                                                               ---------------

  CONSUMER FINANCE 1.0%
  MBNA Corp.                                           3,442            84,811
  Capital One Financial Corp.+                           794            63,139
  Providian Financial Corp.*                             808            14,285
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 162,235
                                                               ---------------

TOTAL FINANCIALS                                                     5,594,586
                                                               ---------------

CONSUMER DISCRETIONARY 11.8%
  MEDIA 6.1%
  Time Warner, Inc.                                   12,842           232,569
  Comcast Corp. -- Class A*+                           6,012           176,633
  Viacom, Inc. -- Class B                              4,337           143,164
  Walt Disney Co.+                                     5,503           132,787
  News Corp. -- Class A                                6,700           104,453
  Clear Channel Communications, Inc.+                  1,485            48,842
  Gannett Co., Inc.                                      672            46,254
  Tribune Co.                                            722            24,469
  Univision Communications, Inc. -- Class A*+            640            16,979
  Interpublic Group of Cos., Inc.*+                    1,158            13,479
  New York Times Co. -- Class A                          400            11,900
  Knight-Ridder, Inc.+                                   190            11,149
                                                               ---------------

TOTAL MEDIA                                                            962,678
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 1.4%
  McDonald's Corp.                                     3,422           114,603
  Carnival Corp.                                       1,182            59,076
  Starwood Hotels & Resorts Worldwide, Inc.              604            34,531
  Wendy's International, Inc.                            316            14,267
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                     222,477
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  MULTILINE RETAIL 1.2%
  Federated Department Stores, Inc.                      727   $        48,614
  Kohl's Corp.*                                          948            47,571
  Sears Holdings Corp.*                                  280            34,838
  JC Penney Holding Co., Inc.                            693            32,862
  Family Dollar Stores, Inc.                             460             9,140
  Dillard's, Inc. -- Class A                             178             3,717
  Big Lots, Inc.*+                                       312             3,429
                                                               ---------------

TOTAL MULTILINE RETAIL                                                 180,171
                                                               ---------------

  HOUSEHOLD DURABLES 0.8%
  D.R. Horton, Inc.                                      750            27,165
  Pulte Homes, Inc.                                      588            25,237
  Centex Corp.                                           359            23,184
  KB Home                                                216            15,811
  Whirlpool Corp.                                        181            13,714
  Leggett & Platt, Inc.                                  524            10,585
  Stanley Works                                          200             9,336
  Snap-On, Inc.                                          154             5,563
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                               130,595
                                                               ---------------

  AUTOMOBILES 0.6%
  Ford Motor Co.+                                      5,068            49,970
  General Motors Corp.+                                1,544            47,262
                                                               ---------------

TOTAL AUTOMOBILES                                                       97,232
                                                               ---------------

  SPECIALTY RETAIL 0.6%
  The Gap, Inc.                                        1,590            27,714
  Office Depot, Inc.*+                                   868            25,780
  Tiffany & Co.                                          394            15,669
  AutoNation, Inc.*+                                     504            10,065
  Circuit City Stores, Inc.                              456             7,825
  OfficeMax, Inc.                                        196             6,207
                                                               ---------------

TOTAL SPECIALTY RETAIL                                                  93,260
                                                               ---------------

  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Eastman Kodak Co.                                      797            19,391
  Mattel, Inc.+                                        1,101            18,365
  Brunswick Corp.                                        268            10,111
  Hasbro, Inc.+                                          498             9,786
                                                               ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      57,653
                                                               ---------------


--------------------------------------------------------------------------------
                                       2

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AUTO COMPONENTS 0.3%
  Johnson Controls, Inc.                                 532   $        33,011
  Delphi Corp.                                         1,540             4,250
  Dana Corp.+                                            418             3,933
  Cooper Tire & Rubber Co.+                              169             2,581
                                                               ---------------

TOTAL AUTO COMPONENTS                                                   43,775
                                                               ---------------

  TEXTILES & APPAREL 0.3%
  VF Corp.+                                              242            14,029
  Liz Claiborne, Inc.                                    299            11,757
  Jones Apparel Group, Inc.                              327             9,319
  Reebok International Ltd.                              146             8,259
                                                               ---------------

TOTAL TEXTILES & APPAREL                                                43,364
                                                               ---------------

  DISTRIBUTORS 0.1%
  Genuine Parts Co.                                      478            20,506
                                                               ---------------

TOTAL DISTRIBUTORS                                                      20,506
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                         1,851,711
                                                               ---------------

ENERGY 9.9%
  OIL & GAS 8.8%
  Chevron Corp.                                        6,162           398,866
  ConocoPhillips                                       3,812           266,497
  Valero Energy Corp.                                    840            94,970
  Occidental Petroleum Corp.                           1,092            93,290
  Devon Energy Corp.                                   1,239            85,045
  Burlington Resources, Inc.                           1,045            84,979
  Marathon Oil Corp.                                   1,004            69,206
  Apache Corp.                                           903            67,924
  Anadarko Petroleum Corp.                               655            62,716
  Williams Cos., Inc.                                  1,566            39,228
  Kerr-McGee Corp.                                       319            30,978
  Amerada Hess Corp.                                     219            30,112
  El Paso Corp.+                                       1,800            25,020
  Murphy Oil Corp.                                       450            22,442
                                                               ---------------

TOTAL OIL & GAS                                                      1,371,273
                                                               ---------------

  ENERGY EQUIPMENT & SERVICES 1.1%
  Transocean, Inc.*+                                     897            54,995
  National-Oilwell Varco, Inc.*                          480            31,584
  Nabors Industries Ltd.*+                               434            31,174
  Weatherford International Ltd.*+                       380            26,091
  Noble Corp.                                            380            26,015

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Rowan Cos., Inc.                                       294   $        10,434
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      180,293
                                                               ---------------

TOTAL ENERGY                                                         1,551,566
                                                               ---------------

INDUSTRIALS 8.2%
  AEROSPACE & DEFENSE 1.9%
  Honeywell International, Inc.                        2,344            87,900
  General Dynamics Corp.                                 560            66,948
  Northrop Grumman Corp.                                 973            52,882
  Raytheon Co.                                         1,233            46,879
  L-3 Communications Holdings, Inc.+                     326            25,777
  Goodrich Corp.                                         329            14,588
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                              294,974
                                                               ---------------

  MACHINERY 1.8%
  Illinois Tool Works, Inc.                              580            47,751
  Deere & Co.                                            669            40,943
  Ingersoll-Rand Co. -- Class A                          926            35,401
  Paccar, Inc.                                           470            31,908
  ITT Industries, Inc.                                   256            29,081
  Eaton Corp.                                            409            25,992
  Dover Corp.                                            549            22,394
  Parker Hannifin Corp.                                  331            21,287
  Cummins, Inc.                                          130            11,439
  Pall Corp.                                             346             9,515
  Navistar International Corp.*                          170             5,513
                                                               ---------------

TOTAL MACHINERY                                                        281,224
                                                               ---------------

  ROAD & RAIL 1.2%
  Burlington Northern Santa Fe Corp.                   1,024            61,235
  Union Pacific Corp.                                    732            52,484
  Norfolk Southern Corp.                               1,111            45,062
  CSX Corp.                                              601            27,935
                                                               ---------------

TOTAL ROAD & RAIL                                                      186,716
                                                               ---------------

  INDUSTRIAL CONGLOMERATES 1.2%
  Tyco International Ltd.+                             5,543           154,373


--------------------------------------------------------------------------------
                                       3

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Textron, Inc.                                          367   $        26,321
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                         180,694
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Cendant Corp.                                        2,861            59,051
  Waste Management, Inc.                               1,534            43,888
  RR Donnelley & Sons Co.                                583            21,612
  Cintas Corp.+                                          380            15,599
  Allied Waste Industries, Inc.*                         606             5,120
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   145,270
                                                               ---------------

  AIR FREIGHT & COURIERS 0.5%
  FedEx Corp.                                            839            73,102
  Ryder System, Inc.                                     171             5,852
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                            78,954
                                                               ---------------

  BUILDING PRODUCTS 0.2%
  Masco Corp.+                                         1,181            36,233
                                                               ---------------

TOTAL BUILDING PRODUCTS                                                 36,233
                                                               ---------------

  ELECTRICAL EQUIPMENT 0.2%
  Cooper Industries Ltd. -- Class A                      256            17,700
  American Power Conversion Corp.                        472            12,225
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                              29,925
                                                               ---------------

  AIRLINES 0.2%
  Southwest Airlines Co.                               1,898            28,185
                                                               ---------------

TOTAL AIRLINES                                                          28,185
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 0.1%
  W.W. Grainger, Inc.                                    204            12,836
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  12,836
                                                               ---------------

TOTAL INDUSTRIALS                                                    1,275,011
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
HEALTH CARE 7.8%
  HEALTH CARE PROVIDERS & SERVICES 3.6%
  WellPoint, Inc.*                                     1,684   $       127,681
  Cardinal Health, Inc.+                               1,165            73,907
  Aetna, Inc.                                            804            69,256
  Caremark Rx, Inc.*                                   1,234            61,614
  Medco Health Solutions, Inc.*                          837            45,893
  CIGNA Corp.                                            361            42,547
  McKesson Corp.                                         843            40,000
  AmerisourceBergen Corp.+                               294            22,726
  Humana, Inc.*                                          453            21,690
  Laboratory Corporation of America Holdings*            380            18,510
  Health Management Associates, Inc. -- Class A+         687            16,124
  Tenet Healthcare Corp.*+                             1,281            14,386
  Manor Care, Inc.+                                      212             8,143
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 562,477
                                                               ---------------

  PHARMACEUTICALS 3.4%
  Pfizer, Inc.                                        20,170           503,645
  Mylan Laboratories, Inc.                               600            11,556
  Watson Pharmaceuticals, Inc.*+                         281            10,288
  King Pharmaceuticals, Inc.*                            664            10,212
                                                               ---------------

TOTAL PHARMACEUTICALS                                                  535,701
                                                               ---------------

  BIOTECHNOLOGY 0.4%
  Biogen Idec, Inc.*                                     929            36,677
  Chiron Corp.*                                          301            13,130
  Applera Corp. - Applied Biosystems Group               539            12,526
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                     62,333
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
  Fisher Scientific International, Inc.*+                331            20,538
  Thermo Electron Corp.*                                 443            13,689
  Bausch & Lomb, Inc.+                                   150            12,102


--------------------------------------------------------------------------------
                                       4

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  PerkinElmer, Inc.                                      364   $         7,415
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  53,744
                                                               ---------------

TOTAL HEALTH CARE                                                    1,214,255
                                                               ---------------

INFORMATION TECHNOLOGY 7.3%
  COMPUTERS & PERIPHERALS 2.4%
  Hewlett-Packard Co.                                  7,845           229,074
  EMC Corp./MA*+                                       6,598            85,378
  Sun Microsystems, Inc.*                              9,331            36,578
  NCR Corp.*                                             512            16,338
  QLogic Corp.*                                          250             8,550
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          375,918
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 1.4%
  Motorola, Inc.+                                      6,756           149,240
  Scientific-Atlanta, Inc.                               428            16,054
  Comverse Technology, Inc.*+                            556            14,606
  Tellabs, Inc.*                                       1,225            12,887
  JDS Uniphase Corp.*+                                 4,510            10,012
  ADC Telecommunications, Inc.*                          322             7,361
  Andrew Corp.*                                          449             5,006
  CIENA Corp.*                                         1,582             4,177
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                         219,343
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.4%
  Applied Materials, Inc.                              4,440            75,302
  Advanced Micro Devices, Inc.*+                       1,088            27,418
  KLA-Tencor Corp.+                                      550            26,818
  Freescale Semiconductor, Inc. -- Class B*            1,105            26,056
  Micron Technology, Inc.*+                            1,686            22,424
  LSI Logic Corp.*+                                    1,072            10,559
  Novellus Systems, Inc.*                                387             9,706
  Teradyne, Inc.*                                        542             8,943
  Applied Micro Circuits Corp.*                          839             2,517
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                              209,743
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  IT CONSULTING & SERVICES 0.8%
  Electronic Data Systems Corp.                        1,425   $        31,977
  Computer Sciences Corp.*                               510            24,128
  Fiserv, Inc.*+                                         516            23,669
  Affiliated Computer Services, Inc. -- Class A*+        346            18,892
  Sabre Holdings Corp.                                   365             7,402
  Unisys Corp.*                                          933             6,195
  Convergys Corp.*                                       385             5,532
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                         117,795
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
  Agilent Technologies, Inc.*                          1,350            44,212
  Jabil Circuit, Inc.*+                                  478            14,780
  Molex, Inc.                                            406            10,832
  Solectron Corp.*                                     2,660            10,401
  Symbol Technologies, Inc.                              670             6,486
  Sanmina-SCI Corp.*                                   1,443             6,190
  Tektronix, Inc.                                        231             5,828
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                98,729
                                                               ---------------

  SOFTWARE 0.5%
  Computer Associates International, Inc.              1,270            35,319
  Siebel Systems, Inc.+                                1,431            14,782
  BMC Software, Inc.*                                    592            12,491
  Compuware Corp.*                                     1,058            10,051
  Novell, Inc.*                                        1,050             7,823
                                                               ---------------

TOTAL SOFTWARE                                                          80,466
                                                               ---------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*+                                        2,627            35,858
                                                               ---------------

TOTAL OFFICE ELECTRONICS                                                35,858
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                         1,137,852
                                                               ---------------

UTILITIES 6.4%
  ELECTRIC UTILITIES 3.3%
  Exelon Corp.+                                        1,838            98,223
  Southern Co.+                                        2,044            73,093
  FPL Group, Inc.                                      1,082            51,503
  FirstEnergy Corp.                                      914            47,638
  Entergy Corp.                                          577            42,883


--------------------------------------------------------------------------------
                                       5

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  American Electric Power Co., Inc.+                   1,078   $        42,797
  Edison International                                   890            42,079
  PPL Corp.                                            1,044            33,752
  Progress Energy, Inc.+                                 684            30,609
  Cinergy Corp.                                          547            24,292
  Allegheny Energy, Inc.*                                450            13,824
  Pinnacle West Capital Corp.                            275            12,122
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                               512,815
                                                               ---------------

  MULTI-UTILITIES 3.1%
  Dominion Resources, Inc./VA+                           932            80,283
  Duke Energy Corp.+                                   2,539            74,063
  Public Service Enterprise Group, Inc.                  661            42,542
  PG&E Corp.                                           1,018            39,957
  Sempra Energy                                          705            33,177
  Consolidated Edison, Inc.                              671            32,577
  Constellation Energy Group, Inc.                       492            30,307
  Ameren Corp.+                                          564            30,168
  DTE Energy Co.                                         497            22,792
  Xcel Energy, Inc.+                                   1,100            21,571
  NiSource, Inc.                                         756            18,333
  KeySpan Corp.                                          481            17,691
  CenterPoint Energy, Inc.+                              850            12,640
  TECO Energy, Inc.+                                     572            10,307
  CMS Energy Corp.*                                      608            10,002
  Calpine Corp.*+                                      1,557             4,033
  Dynegy, Inc. -- Class A*                               788             3,711
                                                               ---------------

TOTAL MULTI-UTILITIES                                                  484,154
                                                               ---------------

  GAS UTILITIES 0.0%
  Nicor, Inc.+                                           121             5,086
  Peoples Energy Corp.                                   105             4,135
                                                               ---------------

TOTAL GAS UTILITIES                                                      9,221
                                                               ---------------

TOTAL UTILITIES                                                      1,006,190
                                                               ---------------

TELECOMMUNICATION SERVICES 5.8%
  DIVERSIFIED TELECOMMUNICATION SERVICES 4.2%
  Verizon Communications, Inc.                         7,570           247,463

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  SBC Communications, Inc.+                            9,039   $       216,665
  BellSouth Corp.+                                     5,019           132,000
  AT&T Corp.+                                          2,196            43,481
  CenturyTel, Inc.+                                      359            12,558
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                               652,167
                                                               ---------------

  WIRELESS TELECOMMUNICATION SERVICES 1.6%
  Sprint Nextel Corp.                                  8,030           190,953
  Alltel Corp.+                                        1,043            67,910
                                                               ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              258,863
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       911,030
                                                               ---------------

MATERIALS 4.2%
  CHEMICALS 1.8%
  Dow Chemical Co.                                     2,640           110,009
  Monsanto Co.+                                          746            46,812
  Air Products & Chemicals, Inc.                         617            34,021
  PPG Industries, Inc.                                   471            27,878
  Rohm & Haas Co.                                        400            16,452
  Sigma-Aldrich Corp.                                    180            11,531
  Ashland, Inc.                                          205            11,324
  Eastman Chemical Co.                                   232            10,897
  Engelhard Corp.                                        330             9,210
                                                               ---------------

TOTAL CHEMICALS                                                        278,134
                                                               ---------------

  METALS & MINING 1.2%
  Alcoa, Inc.                                          2,391            58,388
  Newmont Mining Corp.+                                1,218            57,453
  Phelps Dodge Corp.                                     267            34,692
  Nucor Corp.+                                           432            25,484
  United States Steel Corp.+                             315            13,340
                                                               ---------------

TOTAL METALS & MINING                                                  189,357
                                                               ---------------

  PAPER & FOREST PRODUCTS 0.9%
  Weyerhaeuser Co.+                                      673            46,269
  International Paper Co.+                             1,338            39,872
  Georgia-Pacific Corp.                                  708            24,114
  MeadWestvaco Corp.                                     509            14,059


--------------------------------------------------------------------------------
                                       7

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Louisiana-Pacific Corp.+                               301   $         8,335
                                                               ---------------

TOTAL PAPER & FOREST PRODUCTS                                          132,649
                                                               ---------------

  CONTAINERS & PACKAGING 0.2%
  Temple-Inland, Inc.                                    312            12,745
  Sealed Air Corp.*                                      230            10,916
  Pactiv Corp.*                                          420             7,358
  Bemis Co.+                                             294             7,262
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                            38,281
                                                               ---------------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.+                                  281            20,853
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                            20,853
                                                               ---------------

TOTAL MATERIALS                                                        659,274
                                                               ---------------

CONSUMER STAPLES 2.5%
  FOOD & DRUG RETAILING 1.5%
  CVS Corp.+                                           2,222            64,460
  Costco Wholesale Corp.+                              1,310            56,448
  Kroger Co.*                                          1,984            40,850
  Safeway, Inc.+                                       1,223            31,309
  Albertson's, Inc.+                                   1,011            25,932
  Supervalu, Inc.                                        381            11,857
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            230,856
                                                               ---------------

  FOOD PRODUCTS 0.6%
  Archer-Daniels-Midland Co.                           1,783            43,969
  ConAgra Foods, Inc.+                                 1,420            35,145
  Tyson Foods, Inc. -- Class A                           690            12,454
                                                               ---------------

TOTAL FOOD PRODUCTS                                                     91,568
                                                               ---------------

  BEVERAGES 0.2%
  Coca-Cola Enterprises, Inc.                            836            16,302
  Constellation Brands, Inc. -- Class A*                 540            14,040
  Molson Coors Brewing Co. -- Class B                    154             9,858
                                                               ---------------

TOTAL BEVERAGES                                                         40,200
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  TOBACCO 0.1%
  Reynolds American, Inc.                                230   $        19,095
                                                               ---------------

TOTAL TOBACCO                                                           19,095
                                                               ---------------

  PERSONAL PRODUCTS 0.1%
  Alberto-Culver Co. -- Class B+                         204             9,129
                                                               ---------------

TOTAL PERSONAL PRODUCTS                                                  9,129
                                                               ---------------

TOTAL CONSUMER STAPLES                                                 390,848
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $13,633,309)                                                15,592,323
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.0%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $         2,315             2,315
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,315)                                                          2,315
                                                               ---------------

SECURITIES LENDING COLLATERAL 15.7%
Investment in Securities Lending Short Term

  Investment Portfolio held by U.S. Bank           2,466,830         2,466,830
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,466,830)                                                    2,466,830
                                                               ---------------

TOTAL INVESTMENTS 115.3%
  (Cost $16,102,454)                                           $    18,061,468
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.3)%                                             $    (2,399,797)
                                                               ---------------
NET ASSETS - 100.0%                                            $    15,661,671

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
HEALTH CARE 20.3%
Health Care Equipment & Supplies 10.3%
   Respironics, Inc.*                                  5,986   $       252,490
   ResMed, Inc.*+                                      2,925           232,976
   Idexx Laboratories, Inc.*                           2,709           181,178
   Mentor Corp.+                                       3,115           171,356
   Sybron Dental Specialties, Inc.*                    3,355           139,501
   American Medical Systems Holdings, Inc.*            5,754           115,943
   Hologic, Inc.*                                      1,831           105,740
   Haemonetics Corp./MA*                               2,194           104,281
   Immucor, Inc.*+                                     3,776           103,614
   Diagnostic Products Corp.                           1,952           102,929
   Dionex Corp.*                                       1,689            91,628
   Biosite, Inc.*                                      1,430            88,460
   ArthroCare Corp.*                                   2,050            82,451
   Advanced Neuromodulation Systems, Inc.*             1,670            79,258
   PolyMedica Corp.                                    2,000            69,880
   Intermagnetics General Corp.*                       2,143            59,875
   Integra LifeSciences Holdings Corp.*+               1,516            58,002
   Cyberonics, Inc.*+                                  1,820            54,309
   DJ Orthopedics, Inc.*+                              1,820            52,671
   SurModics, Inc.*+                                   1,288            49,833
   Merit Medical Systems, Inc.*                        2,244            39,809
   ICU Medical, Inc.*+                                 1,150            33,074
   Kensey Nash Corp.*+                                   832            25,509
   Possis Medical, Inc.*                               1,440            15,782
   BioLase Technology, Inc.                            1,908            13,604
                                                               ---------------
Total Health Care Equipment & Supplies                               2,324,153
                                                               ---------------
Health Care Providers & Services 8.2%
   Pharmaceutical Product Development, Inc.*           4,164           239,472
   Cerner Corp.*+                                      2,515           218,629
   Pediatrix Medical Group, Inc.*                      1,970           151,335
   Sierra Health Services, Inc.*                       2,112           145,453
   United Surgical Partners
     International, Inc.*                              3,675           143,729
   American Healthways, Inc.*                          2,757           116,897
   Owens & Minor, Inc.                                 3,310            97,148
   Chemed Corp.                                        2,130            92,314

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Priority Healthcare Corp. -- Class B*               3,210   $        89,431
   Centene Corp.*                                      3,530            88,356
   AMERIGROUP Corp.*                                   4,270            81,642
   Dendrite International, Inc.*                       3,542            71,159
   AmSurg Corp.*                                       2,464            67,415
   LCA-Vision, Inc.                                    1,710            63,475
   LabOne, Inc.*                                       1,451            63,119
   Amedisys, Inc.*+                                    1,302            50,778
   Odyssey HealthCare, Inc.*                           2,875            48,789
   CryoLife, Inc.*                                     1,790            12,441
                                                               ---------------
Total Health Care Providers & Services                               1,841,582
                                                               ---------------
Pharmaceuticals 1.6%
   Medicis Pharmaceutical
     Corp. -- Class A+                                 4,519           147,138
   MGI Pharma, Inc.*                                   5,983           139,464
   Connetics Corp.*+                                   2,910            49,208
   Noven Pharmaceuticals, Inc.*                        1,962            27,468
                                                               ---------------
Total Pharmaceuticals                                                  363,278
                                                               ---------------
Biotechnology 0.2%
  Enzo Biochem, Inc.*                                  2,268            34,836
                                                               ---------------
Total Biotechnology                                                     34,836
                                                               ---------------
Total Health Care                                                    4,563,849
                                                               ---------------
CONSUMER DISCRETIONARY 19.5%
Hotels Restaurants & Leisure 5.1%
   Sonic Corp.*                                        4,979           136,176
   Panera Bread Co. -- Class A*                        2,571           131,584
   Argosy Gaming Co.*                                  2,459           115,548
   P.F. Chang's China Bistro, Inc.*+                   2,181            97,774
   CEC Entertainment, Inc.*+                           2,915            92,580
   Jack in the Box, Inc.*                              2,950            88,234
   Shuffle Master, Inc.*+                              2,892            76,436
   Rare Hospitality International, Inc.*               2,826            72,628
   Triarc Cos. -- Class B                              4,502            68,746
   IHOP Corp.                                          1,620            65,999
   Red Robin Gourmet Burgers, Inc.*+                   1,190            54,550
   WMS Industries, Inc.*                               1,900            53,447
   Papa John's International, Inc.*                    1,016            50,922
   Steak n Shake Co.*                                  2,320            42,108


--------------------------------------------------------------------------------
                                       1

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Bally Total Fitness Holding Corp.*                  2,830   $        12,650
                                                               ---------------
Total Hotels Restaurants & Leisure                                   1,159,382
                                                               ---------------
Specialty Retail 5.1%
   Tractor Supply Co.*                                 2,764           126,177
   GameStop Corp. -- Class B*                          4,310           122,361
   Men's Wearhouse, Inc.*+                             4,480           119,616
   Guitar Center, Inc.*                                2,163           119,419
   Aaron Rents, Inc.                                   3,725            78,784
   Genesco, Inc.*                                      1,894            70,533
   Hibbett Sporting Goods, Inc.*                       2,968            66,038
   Children's Place Retail Stores, Inc.*               1,774            63,225
   Electronics Boutique Holdings Corp.*                  975            61,269
   Select Comfort Corp.*                               2,995            59,840
   HOT Topic, Inc.*                                    3,762            57,784
   Finish Line, Inc. -- Class A                        3,660            53,399
   Cato Corp. -- Class A                               2,610            52,017
   Stein Mart, Inc.                                    2,222            45,107
   Christopher & Banks Corp.                           2,982            41,360
   Movie Gallery, Inc.+                                2,130            22,131
                                                               ---------------
Total Specialty Retail                                               1,159,060
                                                               ---------------
Household Durables 3.3%
   NVR, Inc.*                                            458           405,307
   Meritage Homes Corp.*                               1,910           146,421
   Champion Enterprises, Inc.*                         6,294            93,025
   Ethan Allen Interiors, Inc.                         2,946            92,357
                                                               ---------------
Total Household Durables                                               737,110
                                                               ---------------
Textiles & Apparel 2.1%
   Quiksilver, Inc.*+                                  9,748           140,859
   Wolverine World Wide, Inc.                          4,787           100,766
   Phillips-Van Heusen Corp.                           3,030            93,991
   Fossil, Inc.*+                                      4,065            73,942
   K-Swiss, Inc. -- Class A                            2,154            63,694
                                                               ---------------
Total Textiles & Apparel                                               473,252
                                                               ---------------
Leisure Equipment & Products 1.7%
   Polaris Industries, Inc.+                           3,501           173,475
   SCP Pool Corp.                                      4,380           152,993
   Nautilus, Inc.                                      2,790            61,575
                                                               ---------------
Total Leisure Equipment & Products                                     388,043
                                                               ---------------
Media 0.9%
   Arbitron, Inc.                                      2,629           104,740

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Advo, Inc.                                          2,608   $        81,604
   Thomas Nelson, Inc.                                   907            17,015
                                                               ---------------
Total Media                                                            203,359
                                                               ---------------
Distributors 0.5%
   Building Material Holding Corp.                     1,180           109,964
                                                               ---------------
Total Distributors                                                     109,964
                                                               ---------------
Automobiles 0.4%
   Winnebago Industries, Inc.                          2,732            79,146
                                                               ---------------
Total Automobiles                                                       79,146
                                                               ---------------
Commercial Services & Supplies 0.3%
   Pre-Paid Legal Services, Inc.+                        845            32,702
   Vertrue, Inc.*                                        815            29,625
   CPI Corp.                                             566             9,956
                                                               ---------------
Total Commercial Services & Supplies                                    72,283
                                                               ---------------
Auto Components 0.1%
   Midas, Inc.*                                        1,046            20,794
                                                               ---------------
Total Auto Components                                                   20,794
                                                               ---------------
Total Consumer Discretionary                                         4,402,393
                                                               ---------------
INDUSTRIALS 15.6%
Machinery 4.8%
   Oshkosh Truck Corp.                                 6,090           262,844
   IDEX Corp.                                          4,297           182,837
   JLG Industries, Inc.                                4,240           155,142
   Toro Co.                                            3,494           128,439
   Clarcor, Inc.                                       4,284           123,036
   Mueller Industries, Inc.                            3,040            84,421
   Kaydon Corp.+                                       2,336            66,366
   Wabash National Corp.                               2,594            50,998
   ASV, Inc.*+                                         1,470            33,296
   Milacron, Inc.*                                     4,152             7,391
                                                               ---------------
Total Machinery                                                      1,094,770
                                                               ---------------
Commercial Services & Supplies 3.1%
   Waste Connections, Inc.*+                           3,900           136,812
   Brady Corp. -- Class A+                             4,098           126,792
   Labor Ready, Inc.*                                  4,427           113,552
   John H. Harland Co.                                 2,338           103,807
   Watson Wyatt & Co., Holdings                        3,467            93,436
   Administaff, Inc.                                   1,823            72,446


--------------------------------------------------------------------------------
                                        2

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Healthcare Services Group                           2,315   $        44,564
                                                               ---------------
Total Commercial Services & Supplies                                   691,409
                                                               ---------------
Aerospace & Defense 2.1%
   Engineered Support Systems, Inc.                    3,472           142,491
   Teledyne Technologies, Inc.*                        2,771            95,516
   Gencorp, Inc.*                                      4,550            84,857
   Ceradyne, Inc.*                                     2,045            75,011
   Mercury Computer Systems, Inc.*+                    1,746            45,832
   EDO Corp.                                           1,220            36,637
                                                               ---------------
Total Aerospace & Defense                                              480,344
                                                               ---------------
Road & Rail 1.8%
   Landstar System, Inc.                               4,866           194,786
   Knight Transportation, Inc.                         3,162            77,027
   Heartland Express, Inc.+                            3,750            76,275
   Old Dominion Freight Line, Inc.*                    1,570            52,579
                                                               ---------------
Total Road & Rail                                                      400,667
                                                               ---------------
Electrical Equipment 1.6%
   Roper Industries, Inc.                              7,112           279,430
   Baldor Electric Co.                                 2,350            59,573
   Vicor Corp.                                         1,600            24,240
                                                               ---------------
Total Electrical Equipment                                             363,243
                                                               ---------------
Building Products 1.3%
   Simpson Manufacturing Co., Inc.                     3,038           118,907
   Lennox International, Inc.                          4,150           113,751
   ElkCorp                                             1,497            53,548
                                                               ---------------
Total Building Products                                                286,206
                                                               ---------------
Trading Companies & Distributors 0.5%
   Watsco, Inc.                                        1,960           104,096
                                                               ---------------
Total Trading Companies & Distributors                                 104,096
                                                               ---------------
Air Freight & Couriers 0.4%
   Forward Air Corp.                                   2,628            96,816
                                                               ---------------
Total Air Freight & Couriers                                            96,816
                                                               ---------------
Total Industrials                                                    3,517,551
                                                               ---------------
INFORMATION TECHNOLOGY 15.3%
Software 5.2%
   Hyperion Solutions Corp.*                           3,336           162,296
   Micros Systems, Inc.*+                              3,192           139,650

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Take-Two Interactive Software, Inc.*                5,890   $       130,110
   Kronos, Inc./MA*                                    2,638           117,760
   Ansys, Inc.*+                                       2,645           101,806
   Factset Research Systems, Inc.                      2,790            98,320
   Progress Software Corp.*                            3,092            98,233
   Filenet Corp.*                                      3,440            95,976
   Manhattan Associates, Inc.*                         2,380            55,216
   SS&C Technologies Co.                               1,430            52,395
   Serena Software, Inc.*                              2,392            47,673
   Sonic Solutions, Inc.*                              2,032            43,688
   Radiant Systems, Inc.*                              1,880            19,402
                                                               ---------------
Total Software                                                       1,162,525
                                                               ---------------
Electronic Equipment & Instruments 3.5%
   Flir Systems, Inc.*                                 5,788           171,209
   Trimble Navigation Ltd.*                            4,450           149,920
   Cognex Corp.                                        3,909           117,544
   Itron, Inc.*                                        2,010            91,777
   MTS Systems Corp.                                   1,640            61,943
   Rogers Corp.*                                       1,355            52,438
   Littelfuse, Inc.*                                   1,862            52,378
   Scansource, Inc.*                                   1,049            51,128
   Daktronics, Inc.                                    1,303            31,246
                                                               ---------------
Total Electronic Equipment & Instruments                               779,583
                                                               ---------------
IT Consulting & Services 2.2%
   Global Payments, Inc.+                              2,733           212,409
   CACI International, Inc. -- Class A*                2,500           151,500
   Talx Corp.                                          1,760            57,710
   Mantech International Corp. -- Class A*             1,480            39,087
   iPayment Holdings, Inc.*                            1,030            38,975
                                                               ---------------
Total IT Consulting & Services                                         499,681
                                                               ---------------
Internet Software & Services 1.5%
   Websense, Inc.*                                     1,990           101,908
   j2 Global Communications, Inc.*                     2,039            82,416
   Digital Insight Corp.*                              2,830            73,750
   WebEx Communications, Inc.*                         2,880            70,589
   Zix Corp.*+                                         2,342             4,684
                                                               ---------------
Total Internet Software & Services                                     333,347
                                                               ---------------
Semiconductor & Semiconductor Equipment 1.4%
   Microsemi Corp.*+                                   5,209           133,038


--------------------------------------------------------------------------------
                                       3

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   ATMI, Inc.*                                         3,132   $        97,092
   Power Integrations, Inc.*                           2,454            53,375
   Kulicke & Soffa Industries, Inc.*                   4,313            31,269
                                                               ---------------
Total Semiconductor & Semiconductor Equipment                          314,774
                                                               ---------------
Computers & Peripherals 0.8%
   Avid Technology, Inc.*                              3,430           142,002
   Synaptics, Inc.*+                                   2,007            37,732
                                                               ---------------
Total Computers & Peripherals                                          179,734
                                                               ---------------
Communications Equipment 0.7%
   Comtech Telecommunications Corp.*                   1,610            66,767
   Netgear, Inc.*                                      2,710            65,202
   Harmonic, Inc.*                                     6,111            35,566
                                                               ---------------
Total Communications Equipment                                         167,535
                                                               ---------------
Total Information Technology                                         3,437,179
                                                               ---------------
ENERGY 12.7%
Oil & Gas 8.5%
   Southwestern Energy Co.*                            6,822           500,735
   Massey Energy Co.+                                  6,385           326,082
   Vintage Petroleum, Inc.                             4,567           208,529
   Frontier Oil Corp.                                  4,658           206,582
   Cabot Oil & Gas Corp.                               4,063           205,222
   St. Mary Land & Exploration Co.+                    4,690           171,654
   Penn Virginia Corp.                                 1,540            88,874
   Remington Oil & Gas Corp.*                          1,950            80,925
   World Fuel Services Corp.                           2,240            72,688
   Petroleum Development Corp.*                        1,376            52,756
                                                               ---------------
Total Oil & Gas                                                      1,914,047
                                                               ---------------
Energy Equipment & Services 4.2%
   Unit Corp.*                                         3,815           210,893
   Cal Dive International, Inc.*+                      3,224           204,434
   Lone Star Technologies, Inc.*                       2,490           138,419
   Hydril*                                             1,625           111,540
   CARBO Ceramics, Inc.                                1,641           108,290
   Atwood Oceanics, Inc.*                              1,110            93,473

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Tetra Technologies, Inc.*                           2,838   $        88,602
                                                               ---------------
Total Energy Equipment & Services                                      955,651
                                                               ---------------
Total Energy                                                         2,869,698
                                                               ---------------
FINANCIALS 7.8%
Banks 3.7%
   East-West Bancorp, Inc.                             4,645           158,116
   Hudson United Bancorp                               3,697           156,494
   First Midwest Bancorp, Inc./IL+                     3,769           140,358
   UCBH Holdings, Inc.                                 7,624           139,672
   Republic Bancorp, Inc./MI                           5,739            81,149
   TrustCo Bank Corp./NY                               6,238            78,162
   PrivateBancorp, Inc.                                1,447            49,603
   Nara Bancorp, Inc.                                  1,638            24,488
                                                               ---------------
Total Banks                                                            828,042
                                                               ---------------
Real Estate 2.9%
   Shurgard Storage Centers, Inc. -- Class A           3,890           217,334
   Essex Property Trust, Inc.                          1,916           172,440
   Kilroy Realty Corp.                                 2,400           134,472
   Eastgroup Properties, Inc.                          1,830            80,063
   Acadia Realty Trust                                 2,610            46,954
                                                               ---------------
Total Real Estate                                                      651,263
                                                               ---------------
Insurance 1.1%
   Philadelphia Consolidated Holding Co.*              1,530           129,897
   Zenith National Insurance Corp.                     1,910           119,738
                                                               ---------------
Total Insurance                                                        249,635
                                                               ---------------
Consumer Finance 0.1%
   World Acceptance Corp.*                             1,550            39,385
                                                               ---------------
Total Consumer Finance                                                  39,385
                                                               ---------------
Total Financials                                                     1,768,325
                                                               ---------------
MATERIALS 3.4%
Construction Materials 1.7%
   Florida Rock Industries, Inc.+                      3,918           251,105
   Headwaters, Inc.*+                                  3,451           129,067
                                                               ---------------
Total Construction Materials                                           380,172
                                                               ---------------
Metals & Mining 0.9%
   Cleveland-Cliffs, Inc.+                             1,820           158,540
   Amcol International Corp.                           1,825            34,803
                                                               ---------------
Total Metals & Mining                                                  193,343
                                                               ---------------
Chemicals 0.6%
   Georgia Gulf Corp.                                  2,833            68,219


--------------------------------------------------------------------------------
                                       4

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   MacDermid, Inc.                                     2,083   $        54,699
   Omnova Solutions, Inc.*                             3,389            14,810
                                                               ---------------
Total Chemicals                                                        137,728
                                                               ---------------
Paper & Forest Products 0.2%
   Deltic Timber Corp.                                 1,014            46,695
                                                               ---------------
Total Paper & Forest Products                                           46,695
                                                               ---------------
Total Materials                                                        757,938
                                                               ---------------
CONSUMER STAPLES 2.4%
Food Products 1.2%
   Flowers Foods, Inc.                                 4,330           118,122
   Delta & Pine Land Co.                               3,007            79,415
   Lance, Inc.                                         2,493            43,528
   Peet's Coffee & Tea, Inc.*                          1,160            35,519
                                                               ---------------
Total Food Products                                                    276,584
                                                               ---------------
Food & Drug Retailing 0.7%
   United Natural Foods, Inc.*+                        3,407           120,471
   Great Atlantic & Pacific Tea Co.*                   1,410            39,988
                                                               ---------------
Total Food & Drug Retailing                                            160,459
                                                               ---------------
Personal Products 0.3%
   USANA Health Sciences, Inc.*+                         850            40,545
   Natures Sunshine Products, Inc.                       995            23,124
                                                               ---------------
Total Personal Products                                                 63,669
                                                               ---------------
Household Products 0.2%
   WD-40 Co.                                           1,387            36,769
                                                               ---------------
Total Household Products                                                36,769
                                                               ---------------
Total Consumer Staples                                                 537,481
                                                               ---------------
UTILITIES 2.2%
Gas Utilities 2.2%
   Energen Corp.                                       6,090           263,453
   UGI Corp.                                           8,690           244,624
                                                               ---------------
Total Gas Utilities                                                    508,077
                                                               ---------------
Total Utilities                                                        508,077
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
   Commonwealth Telephone Enterprises, Inc.            1,811   $        68,275
                                                               ---------------
Total Diversified Telecommunication Services                            68,275
                                                               ---------------
Total Telecommunication Services                                        68,275
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $19,544,331)                                                22,430,766
                                                               ---------------

--------------------------------------------------------------------------------
                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 7.2%
Investment in Securities Lending Short Term
  Investment Portfolio held
  by U.S. Bank                                     1,616,592         1,616,592
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,616,592)                                                    1,616,592
                                                               ---------------
TOTAL INVESTMENTS 106.7%
  (Cost $21,160,923)                                                24,047,358
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (6.7)%                                                   (1,519,529)
                                                               ---------------
NET ASSETS - 100.0%                                            $    22,527,829

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 22.5%

Specialty Retail 8.7%
    Chico's FAS, Inc.*+                                3,469   $       127,659
    Michaels Stores, Inc.+                             2,607            86,187
    Williams-Sonoma, Inc.*                             2,237            85,789
    Abercrombie & Fitch Co. -- Class A                 1,687            84,097
    Advance Auto Parts, Inc.*                          2,100            81,228
    Ross Stores, Inc.                                  2,810            66,597
    CarMax, Inc.*+                                     2,010            62,853
    Urban Outfitters, Inc.*+                           2,120            62,328
    American Eagle Outfitters, Inc.                    2,633            61,954
    O'Reilly Automotive, Inc.*                         2,153            60,672
    Petsmart, Inc.                                     2,753            59,960
    Claire's Stores, Inc.                              1,905            45,968
    Pacific Sunwear of California, Inc.*+              1,436            30,788
    Aeropostale, Inc.*+                                1,067            22,674
                                                               ---------------
Total Specialty Retail                                                 938,754
                                                               ---------------
Hotels Restaurants & Leisure 3.3%
    GTECH Holdings Corp.                               2,222            71,237
    Brinker International, Inc.*                       1,693            63,589
    Cheesecake Factory, Inc.*+                         1,511            47,204
    Outback Steakhouse, Inc.                           1,260            46,116
    Boyd Gaming Corp.                                    839            36,178
    International Speedway Corp. -- Class A              679            35,627
    Applebee's International, Inc.                     1,515            31,345
    Ruby Tuesday, Inc.+                                1,226            26,678
                                                               ---------------
Total Hotels Restaurants & Leisure                                     357,974
                                                               ---------------
Household Durables 3.3%
    Harman International Industries, Inc.              1,272           130,087
    Toll Brothers, Inc.*+                              2,275           101,624
    Ryland Group, Inc.+                                  905            61,920
    Hovnanian Enterprises, Inc. -- Class A*+             685            35,072
    Tupperware Corp.+                                  1,025            23,350
                                                               ---------------
Total Household Durables                                               352,053
                                                               ---------------
Commercial Services & Supplies 2.4%
    Career Education Corp.*+                           1,975            70,231
    Laureate Education, Inc.*+                           955            46,766

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
    Education Management Corp.*                        1,288   $        41,525
    ITT Educational Services, Inc.*                      731            36,075
    Corinthian Colleges, Inc.*                         1,754            23,276
    DeVry, Inc.*+                                      1,130            21,527
    Sotheby's Holdings, Inc. -- Class A*                 863            14,429
                                                               ---------------
Total Commercial Services & Supplies                                   253,829
                                                               ---------------
Media 1.9%
    Washington Post Co. -- Class B                       109            87,472
    Valassis Communications, Inc.*+                      964            37,577
    Reader's Digest Association, Inc.                  1,907            30,455
    Harte-Hanks, Inc.                                  1,116            29,496
    Catalina Marketing Corp.+                            772            17,555
                                                               ---------------
Total Media                                                            202,555
                                                               ---------------
Multiline Retail 1.3%
    Neiman-Marcus Group, Inc. -- Class A                 940            93,953
    Dollar Tree Stores, Inc.*+                         2,068            44,772
                                                               ---------------
Total Multiline Retail                                                 138,725
                                                               ---------------
Textiles & Apparel 0.9%
    Polo Ralph Lauren Corp.                            1,165            58,599
    Timberland Co. -- Class A*                         1,060            35,807
                                                               ---------------
Total Textiles & Apparel                                                94,406
                                                               ---------------
Auto Components 0.5%
    Gentex Corp.+                                      3,012            52,409
                                                               ---------------
Total Auto Components                                                   52,409
                                                               ---------------
Automobiles 0.2%
    Thor Industries, Inc.+                               660            22,440
                                                               ---------------
Total Automobiles                                                       22,440
                                                               ---------------
Total Consumer Discretionary                                         2,413,145
                                                               ---------------
HEALTH CARE 16.8%
Health Care Providers & Services 6.1%
    Patterson Cos., Inc.*+                             2,653           106,200
    Health Net, Inc.*                                  2,180           103,158
    Lincare Holdings, Inc.*+                           1,888            77,502
    Henry Schein, Inc.*                                1,680            71,602
    Renal Care Group, Inc.*                            1,310            61,989
    Covance, Inc.*                                     1,197            57,444


--------------------------------------------------------------------------------
                                        1

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
    Universal Health Services, Inc.
        -- Class B+                                    1,070   $        50,964
    LifePoint Hospitals, Inc.*+                        1,095            47,884
    VCA Antech, Inc.*                                  1,587            40,500
    Apria Healthcare Group, Inc.*                        890            28,400
                                                               ---------------
Total Health Care Providers & Services                                 645,643
                                                               ---------------
Health Care Equipment & Supplies 5.2%
    Varian Medical Systems, Inc.*+                     2,510            99,170
    DENTSPLY International, Inc.                       1,523            82,273
    Beckman Coulter, Inc.                              1,193            64,398
    Cytyc Corp.*                                       2,157            57,915
    Hillenbrand Industries, Inc.                       1,179            55,472
    Inamed Corp.*+                                       696            52,673
    Edwards Lifesciences Corp.*                        1,148            50,983
    Intuitive Surgical, Inc.*+                           670            49,104
    Gen-Probe, Inc.*                                     970            47,967
                                                               ---------------
Total Health Care Equipment & Supplies                                 559,955
                                                               ---------------
Pharmaceuticals 3.5%
    Sepracor, Inc.*+                                   2,026           119,514
    Barr Pharmaceuticals, Inc.*                        2,042           112,147
    IVAX Corp.*                                        4,136           109,025
    Valeant Pharmaceuticals International              1,780            35,742
                                                               ---------------
Total Pharmaceuticals                                                  376,428
                                                               ---------------
Biotechnology 2.0%
    Protein Design Labs, Inc.*                         2,054            57,512
    Cephalon, Inc.*+                                   1,114            51,712
    Techne Corp.*+                                       750            42,735
    Vertex Pharmaceuticals, Inc.*+                     1,843            41,191
    Martek Biosciences Corp.*+                           610            21,429
                                                               ---------------
Total Biotechnology                                                    214,579
                                                               ---------------
Total Health Care                                                    1,796,605
                                                               ---------------
INFORMATION TECHNOLOGY 16.2%
IT Consulting & Services 3.9%
    Cognizant Technology Solutions Corp.*              2,627           122,392
    DST Systems, Inc.*+                                1,340            73,472

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
    Alliance Data Systems Corp.*+                      1,338   $        52,383
    Certegy, Inc.                                      1,189            47,584
    MoneyGram International, Inc.                      1,649            35,800
    Anteon International Corp.*                          618            26,425
    SRA International, Inc. -- Class A*                  700            24,836
    CSG Systems International, Inc.*                     940            20,407
    Gartner, Inc. -- Class A*                          1,107            12,941
                                                               ---------------
Total IT Consulting & Services                                         416,240
                                                               ---------------
Semiconductor & Semiconductor
Equipment 3.9%
    Microchip Technology, Inc.                         4,019           121,052
    Lam Research Corp.*+                               2,624            79,953
    MEMC Electronic Materials, Inc.*+                  3,020            68,826
    Cypress Semiconductor Corp.*+                      2,570            38,678
    Cree, Inc.*+                                       1,449            36,254
    Silicon Laboratories, Inc.*+                         854            25,953
    Semtech Corp.*+                                    1,412            23,256
    Micrel, Inc.*                                      1,263            14,183
    LTX Corp.*                                         1,175             4,959
                                                               ---------------
Total Semiconductor & Semiconductor
Equipment                                                              413,114
                                                               ---------------
Software 3.6%
    McAfee, Inc.*+                                     3,180            99,915
    Activision, Inc.*+                                 3,915            80,062
    Macromedia, Inc.*                                  1,464            59,541
    Sybase, Inc.*+                                     1,735            40,634
    Jack Henry & Associates, Inc.                      1,449            28,111
    Reynolds & Reynolds Co. -- Class A                   988            27,081
    Transaction Systems
      Architects, Inc. -- Class A*+                      717            19,968
    Wind River Systems, Inc.*+                         1,439            18,606
    Advent Software, Inc.*+                              305             8,217
                                                               ---------------
Total Software                                                         382,135
                                                               ---------------
Communications Equipment 1.9%
    Harris Corp.                                       2,555           106,799
    ADTRAN, Inc.                                       1,297            40,855
    F5 Networks, Inc.*+                                  737            32,037


--------------------------------------------------------------------------------
                                        2

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
    Plantronics, Inc.                                    913   $        28,130
                                                               ---------------
Total Communications Equipment                                         207,821
                                                               ---------------
Electronic Equipment & Instruments 1.5%
    CDW Corp.+                                         1,203            70,881
    Amphenol Corp. -- Class A                          1,707            68,860
    National Instruments Corp.+                        1,059            26,094
                                                               ---------------
Total Electronic Equipment & Instruments                               165,835
                                                               ---------------
Computers & Peripherals 0.9%
    Western Digital Corp.*+                            4,090            52,884
    Diebold, Inc.                                      1,354            46,659
                                                               ---------------
Total Computers & Peripherals                                           99,543
                                                               ---------------
Office Electronics 0.5%
    Zebra Technologies Corp. -- Class A*+              1,384            54,101
                                                               ---------------
Total Office Electronics                                                54,101
                                                               ---------------
Total Information Technology                                         1,738,789
                                                               ---------------
INDUSTRIALS 15.9%
Commercial Services & Supplies 5.1%
    Dun & Bradstreet Corp.*                            1,290            84,972
    Republic Services, Inc.                            2,370            83,637
    ChoicePoint, Inc.*                                 1,739            75,073
    HNI Corp.                                          1,061            63,893
    Corporate Executive Board Co.                        770            60,045
    Stericycle, Inc.*+                                   850            48,578
    Herman Miller, Inc.                                1,342            40,663
    Deluxe Corp.                                         970            38,955
    Copart, Inc.*                                      1,338            31,938
    Korn/Ferry International, Inc.*+                     722            11,834
    Rollins, Inc.                                        564            11,009
                                                               ---------------
Total Commercial Services & Supplies                                   550,597
                                                               ---------------
Machinery 2.9%
    Joy Global, Inc.                                   1,560            78,717
    Pentair, Inc.                                      1,960            71,540
    Harsco Corp.                                         800            52,456
    Graco, Inc.+                                       1,322            45,318
    Donaldson Co., Inc.                                1,322            40,361
    Nordson Corp.                                        626            23,807
                                                               ---------------
Total Machinery                                                        312,199
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Air Freight & Couriers 2.1%
    Expeditors International Washington, Inc.+         2,054   $       116,626
    C.H. Robinson Worldwide, Inc.+                     1,650           105,798
                                                               ---------------
Total Air Freight & Couriers                                           222,424
                                                               ---------------
Aerospace & Defense 1.8%
    Precision Castparts Corp.                          2,550           135,405
    Alliant Techsystems, Inc.*+                          717            53,524
                                                               ---------------
Total Aerospace & Defense                                              188,929
                                                               ---------------
Electrical Equipment 1.0%
    AMETEK, Inc.+                                      1,343            57,709
    Hubbell, Inc. -- Class B                           1,166            54,720
                                                               ---------------
Total Electrical Equipment                                             112,429
                                                               ---------------
Road & Rail 0.9%
    CNF, Inc.                                          1,010            53,025
    J.B. Hunt Transport Services, Inc.                 2,432            46,232
                                                               ---------------
Total Road & Rail                                                       99,257
                                                               ---------------
Construction & Engineering 0.7%
    Jacobs Engineering Group, Inc.*+                   1,115            75,151
                                                               ---------------
Total Construction & Engineering                                        75,151
                                                               ---------------
Trading Companies & Distributors 0.7%
    Fastenal Co.+                                      1,191            72,758
                                                               ---------------
Total Trading Companies & Distributors                                  72,758
                                                               ---------------
Industrial Conglomerates 0.4%
    Carlisle Cos., Inc.                                  593            37,697
                                                               ---------------
Total Industrial Conglomerates                                          37,697
                                                               ---------------
Airlines 0.3%
    JetBlue Airways Corp.*+                            1,798            31,645
                                                               ---------------
Total Airlines                                                          31,645
                                                               ---------------
Total Industrials                                                    1,703,086
                                                               ---------------
FINANCIALS 11.8%
Capital Markets 3.9%
    Legg Mason, Inc.+                                  2,165           237,479
    Eaton Vance Corp.                                  2,504            62,149
    SEI Investments Co.                                1,237            46,486
    Investors Financial Services Corp.+                1,273            41,882


--------------------------------------------------------------------------------
                                        3

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
    Waddell & Reed Financial,                          1,611   $        31,189
      Inc. -- Class A+
                                                               ---------------
Total Capital Markets                                                  419,185
                                                               ---------------
Real Estate 3.9%
    Developers Diversified
      Realty Corp.                                     2,090            97,603
    Macerich Co.                                       1,145            74,357
    Regency Centers Corp.+                             1,220            70,089
    United Dominion Realty Trust, Inc.                 2,636            62,473
    Weingarten Realty Investors                        1,540            58,289
    Rayonier, Inc.                                       968            55,776
                                                               ---------------
Total Real Estate                                                      418,587
                                                               ---------------
Banks 3.0%
    TCF Financial Corp.                                2,196            58,743
    City National Corp.                                  790            55,371
    Bank of Hawaii Corp.                                 997            49,073
    Wilmington Trust Corp.                             1,298            47,312
    Cullen/Frost Bankers, Inc.                           874            43,123
    SVB Financial Group*+                                681            33,124
    Westamerica Bancorporation                           625            32,281
                                                               ---------------
Total Banks                                                            319,027
                                                               ---------------
Insurance 1.0%
    Brown & Brown, Inc.                                1,065            52,920
    Arthur J. Gallagher & Co.+                         1,819            52,405
                                                               ---------------
Total Insurance                                                        105,325
                                                               ---------------
Total Financials                                                     1,262,124
                                                               ---------------
ENERGY 8.2%
Oil & Gas 4.4%
    Peabody Energy Corp.                               2,525           212,984
    Arch Coal, Inc.+                                   1,225            82,687
    Plains Exploration &
      Production Co.*                                  1,510            64,658
    Western Gas Resources, Inc.+                       1,100            56,353
    Denbury Resources, Inc.*                           1,095            55,232
                                                               ---------------
Total Oil & Gas                                                        471,914
                                                               ---------------
Energy Equipment & Services 3.8%
    Smith International, Inc.+                         4,085           136,072
    Patterson-UTI Energy, Inc.                         3,304           119,208
    Grant Prideco, Inc.*+                              2,444            99,349

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
    FMC Technologies, Inc.*                            1,320   $        55,585
                                                               ---------------
Total Energy Equipment & Services                                      410,214
                                                               ---------------
Total Energy                                                           882,128
                                                               ---------------
CONSUMER STAPLES 3.6%
Food & Drug Retailing 1.6%
    Whole Foods Market, Inc.+                          1,292           173,709
                                                               ---------------
Total Food & Drug Retailing                                            173,709
                                                               ---------------
Household Products 1.2%
    Energizer Holdings, Inc.*+                         1,367            77,509
    Church & Dwight Co., Inc.                          1,229            45,399
                                                               ---------------
Total Household Products                                               122,908
                                                               ---------------
Food Products 0.8%
    Hormel Foods Corp.                                 1,399            46,153
    Lancaster Colony Corp.                               490            21,070
    Tootsie Roll Industries, Inc.                        486            15,431
                                                               ---------------
Total Food Products                                                     82,654
                                                               ---------------
Total Consumer Staples                                                 379,271
                                                               ---------------
UTILITIES 3.5%
Gas Utilities 2.2%
    Questar Corp.                                      1,635           144,076
    Equitable Resources, Inc.                          2,332            91,088
                                                               ---------------
Total Gas Utilities                                                    235,164
                                                               ---------------
Water Utilities 0.7%
    Aqua America, Inc.                                 1,843            70,071
                                                               ---------------
Total Water Utilities                                                   70,071
                                                               ---------------
Electric Utilities 0.6%
    DPL, Inc.+                                         2,439            67,804
                                                               ---------------
Total Electric Utilities                                                67,804
                                                               ---------------
Total Utilities                                                        373,039
                                                               ---------------
MATERIALS 1.0%
Chemicals 0.8%
    Chemtura Corp.                                     4,558            56,611
    Olin Corp.+                                        1,368            25,978
                                                               ---------------
Total Chemicals                                                         82,589
                                                               ---------------
Containers & Packaging 0.2%
    Packaging Corporation of America                   1,203            23,350
                                                               ---------------
Total Containers & Packaging                                            23,350
                                                               ---------------
Total Materials                                                        105,939
                                                               ---------------


--------------------------------------------------------------------------------
                                        4

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
    Cincinnati Bell, Inc.*+                            4,726   $        20,842
                                                               ---------------
Total Diversified Telecommunication
Services                                                                20,842
                                                               ---------------
Total Telecommunication Services                                        20,842
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $9,143,517)                                                 10,674,968
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $        55,569            55,569
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $55,569)                                                        55,569
                                                                --------------
SECURITIES LENDING COLLATERAL  15.7%

Investment in Securities Lending Short
Term
    Investment Portfolio held by U.S. Bank         1,681,774         1,681,774
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,681,774)                                                    1,681,774
                                                                --------------
TOTAL INVESTMENTS 115.9%
  (Cost $10,880,860)                                                12,412,311
                                                                --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.9)%                                                  (1,706,086)
                                                                --------------
NET ASSETS - 100.0%                                             $   10,706,225

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
INFORMATION TECHNOLOGY 23.6%
  SOFTWARE 6.8%
  Microsoft Corp.                                     21,631   $       556,566
  Oracle Corp.*                                        8,858           109,751
  Symantec Corp.*+                                     2,811            63,697
  Electronic Arts, Inc.*+                                717            40,790
  Adobe Systems, Inc.+                                 1,154            34,447
  Autodesk, Inc.                                         544            25,263
  Intuit, Inc.*+                                         433            19,403
  Citrix Systems, Inc.*                                  408            10,257
  Mercury Interactive Corp.*+                            209             8,276
  Parametric Technology Corp.*                           635             4,426
                                                               ---------------

TOTAL SOFTWARE                                                         872,876
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
    5.4%
  Intel Corp.                                         14,304           352,594
  Texas Instruments, Inc.                              3,810           129,159
  Maxim Integrated Products, Inc.                        778            33,182
  Analog Devices, Inc.+                                  879            32,646
  Broadcom Corp. -- Class A*                             670            31,430
  Linear Technology Corp.+                               724            27,215
  Xilinx, Inc.                                           824            22,948
  National Semiconductor Corp.+                          809            21,277
  Altera Corp.*+                                         878            16,778
  Nvidia Corp.*+                                         405            13,883
  PMC - Sierra, Inc.*+                                   436             3,841
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                              684,953
                                                               ---------------

  COMPUTERS & PERIPHERALS 5.0%
  International Business Machines Corp.                3,750           300,825
  Dell, Inc.*                                          5,632           192,615
  Apple Computer, Inc.*                                1,952           104,647
  Network Appliance, Inc.*                               861            20,440
  Lexmark International, Inc.*                           288            17,582
  Gateway, Inc.*                                         629             1,698
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          637,807
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 4.3%
  Cisco Systems, Inc.*                                15,005           269,040

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Qualcomm, Inc.                                       3,823   $       171,079
  Corning, Inc.*                                       3,452            66,727
  Lucent Technologies, Inc.*+                         10,440            33,930
  Avaya, Inc.*                                           997            10,269
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                         551,045
                                                               ---------------

  IT CONSULTING & SERVICES 1.3%
  First Data Corp.                                     1,816            72,640
  Automatic Data Processing, Inc.                      1,361            58,578
  Paychex, Inc.+                                         791            29,330
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                         160,548
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 0.8%
  Yahoo!, Inc.*+                                       2,945            99,659
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                      99,659
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                         3,006,888
                                                               ---------------

HEALTH CARE 19.0%
  PHARMACEUTICALS 10.0%
  Johnson & Johnson, Inc.                              6,982           441,821
  Abbott Laboratories                                  3,651           154,802
  Wyeth                                                3,147           145,612
  Eli Lilly & Co.+                                     2,664           142,577
  Merck & Co., Inc.                                    5,158           140,349
  Bristol-Myers Squibb Co.+                            4,591           110,460
  Schering-Plough Corp.                                3,463            72,896
  Forest Laboratories, Inc.*                             800            31,176
  Allergan, Inc.+                                        313            28,677
                                                               ---------------

TOTAL PHARMACEUTICALS                                                1,268,370
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 4.0%
  Medtronic, Inc.                                      2,846           152,603
  Baxter International, Inc.                           1,457            58,091
  Guidant Corp.                                          784            54,010
  St. Jude Medical, Inc.*                                866            40,529
  Zimmer Holdings, Inc.*+                                583            40,163
  Stryker Corp.                                          677            33,464
  Boston Scientific Corp.*+                            1,388            32,438
  Becton, Dickinson & Co.                                590            30,934
  Biomet, Inc.+                                          593            20,583
  C.R. Bard, Inc.                                        250            16,507
  Hospira, Inc.*                                         385            15,773


--------------------------------------------------------------------------------
                                        1

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Waters Corp.*                                          279   $        11,606
  Millipore Corp.*                                       126             7,924
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 514,625
                                                               ---------------

  BIOTECHNOLOGY 2.7%
  Amgen, Inc.*                                         2,898           230,884
  Gilead Sciences, Inc.*                               1,074            52,368
  Genzyme Corp.*                                         611            43,772
  Medimmune, Inc.*                                       582            19,584
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                    346,608
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 2.3%
  UnitedHealth Group, Inc.+                            2,964           166,577
  HCA, Inc.                                            1,060            50,795
  Coventry Health Care, Inc.*                            260            22,365
  Express Scripts, Inc.*+                                352            21,894
  Quest Diagnostics, Inc.+                               400            20,216
  IMS Health, Inc.                                       534            13,441
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 295,288
                                                               ---------------

TOTAL HEALTH CARE                                                    2,424,891
                                                               ---------------

CONSUMER STAPLES 17.1%
  BEVERAGES 4.2%
  PepsiCo, Inc.                                        3,921           222,360
  Coca-Cola Co.                                        4,880           210,767
  Anheuser-Busch Cos., Inc.+                           1,824            78,505
  Brown-Forman Corp. -- Class B                          194            11,551
  Pepsi Bottling Group, Inc.+                            334             9,535
                                                               ---------------

TOTAL BEVERAGES                                                        532,718
                                                               ---------------

  HOUSEHOLD PRODUCTS 3.9%
  Procter & Gamble Co.+                                5,871           349,090
  Kimberly-Clark Corp.                                 1,119            66,614
  Colgate-Palmolive Co.+                               1,223            64,562
  Clorox Co.+                                            365            20,272
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                               500,538
                                                               ---------------

  FOOD & DRUG RETAILING 3.2%
  Wal-Mart Stores, Inc.+                               5,868           257,136
  Walgreen Co.+                                        2,401           104,324

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Sysco Corp.                                          1,482   $        46,490
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            407,950
                                                               ---------------

  TOBACCO 2.9%
  Altria Group, Inc.                                   4,878           359,557
  UST, Inc.+                                             394            16,493
                                                               ---------------

TOTAL TOBACCO                                                          376,050
                                                               ---------------

  FOOD PRODUCTS 1.7%
  General Mills, Inc.                                    870            41,934
  Sara Lee Corp.+                                      1,845            34,963
  WM Wrigley Jr Co.                                      432            31,052
  H.J. Heinz Co.                                         796            29,086
  Kellogg Co.                                            607            28,001
  Hershey Co.                                            434            24,438
  Campbell Soup Co.                                      444            13,209
  McCormick & Co., Inc.                                  317            10,344
                                                               ---------------

TOTAL FOOD PRODUCTS                                                    213,027
                                                               ---------------

  PERSONAL PRODUCTS 1.2%
  Gillette Co.                                         2,143           124,723
  Avon Products, Inc.                                  1,110            29,970
                                                               ---------------

TOTAL PERSONAL PRODUCTS                                                154,693
                                                               ---------------

TOTAL CONSUMER STAPLES                                               2,184,976
                                                               ---------------

INDUSTRIALS 14.1%
  INDUSTRIAL CONGLOMERATES 7.6%
  General Electric Co.                                24,889           838,013
  3M Co.+                                              1,800           132,048
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                         970,061
                                                               ---------------

  AEROSPACE & DEFENSE 2.6%
  Boeing Co.                                           1,929           131,075
  United Technologies Corp.                            2,412           125,038
  Lockheed Martin Corp.+                                 865            52,800
  Rockwell Collins, Inc.                                 423            20,439
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                              329,352
                                                               ---------------


--------------------------------------------------------------------------------
                                        2

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AIR FREIGHT & COURIERS 1.4%
  United Parcel Service, Inc. --
     Class B                                           2,603   $       179,945
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           179,945
                                                               ---------------

  MACHINERY 1.0%
  Caterpillar, Inc.                                    1,587            93,236
  Danaher Corp.+                                         561            30,199
                                                               ---------------

TOTAL MACHINERY                                                        123,435
                                                               ---------------

  ELECTRICAL EQUIPMENT 0.7%
  Emerson Electric Co.                                   968            69,502
  Rockwell Automation, Inc.                              431            22,800
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                              92,302
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Pitney Bowes, Inc.                                     543            22,665
  Robert Half International, Inc.                        400            14,236
  Avery Dennison Corp.+                                  267            13,988
  Equifax, Inc.                                          306            10,692
  Monster Worldwide, Inc.*                               293             8,998
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    70,579
                                                               ---------------

  BUILDING PRODUCTS 0.2%
  American Standard Cos., Inc.                           436            20,296
                                                               ---------------

TOTAL BUILDING PRODUCTS                                                 20,296
                                                               ---------------

  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp.                                            210            13,520
                                                               ---------------

TOTAL CONSTRUCTION & ENGINEERING                                        13,520
                                                               ---------------

TOTAL INDUSTRIALS                                                    1,799,490
                                                               ---------------

ENERGY 10.5%
  OIL & GAS 8.4%
  Exxon Mobil Corp.                                   14,802           940,519
  EOG Resources, Inc.                                    570            42,693
  XTO Energy, Inc.+                                      844            38,250
  Sunoco, Inc.                                           330            25,806


                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Kinder Morgan, Inc.+                                   230   $        22,117
                                                               ---------------

TOTAL OIL & GAS                                                      1,069,385
                                                               ---------------

  ENERGY EQUIPMENT & SERVICES 2.1%
  Schlumberger Ltd.+                                   1,381           116,529
  Halliburton Co.+                                     1,199            82,155
  Baker Hughes, Inc.                                     795            47,446
  BJ Services Co.+                                       752            27,064
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      273,194
                                                               ---------------

TOTAL ENERGY                                                         1,342,579
                                                               ---------------

CONSUMER DISCRETIONARY 9.5%
  SPECIALTY RETAIL 3.8%
  Home Depot, Inc.                                     5,027           191,730
  Lowe's Cos., Inc.+                                   1,830           117,852
  Best Buy Co., Inc.+                                    946            41,179
  Staples, Inc.                                        1,722            36,713
  Bed Bath & Beyond, Inc.*                               702            28,206
  TJX Cos., Inc.                                       1,099            22,508
  Limited Brands, Inc.                                   830            16,957
  Sherwin-Williams Co.                                   268            11,811
  AutoZone, Inc.*+                                       133            11,072
  RadioShack Corp.                                       318             7,886
                                                               ---------------

TOTAL SPECIALTY RETAIL                                                 485,914
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 1.4%
  Starbucks Corp.*                                       902            45,190
  Yum! Brands, Inc.                                      672            32,531
  Harrah's Entertainment, Inc.                           435            28,358
  Marriott International, Inc. --
    Class A+                                             407            25,641
  International Game Technology, Inc.+                   802            21,654
  Hilton Hotels Corp.                                    780            17,410
  Darden Restaurants, Inc.                               320             9,718
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                     180,502
                                                               ---------------

  MULTILINE RETAIL 1.1%
  Target Corp.                                         2,074           107,703
  Nordstrom, Inc.                                        526            18,052


--------------------------------------------------------------------------------
                                        3

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Dollar General Corp.+                                  757   $        13,884
                                                               ---------------

TOTAL MULTILINE RETAIL                                                 139,639
                                                               ---------------

  INTERNET & CATALOG RETAIL 0.8%
  eBay, Inc.*                                          2,611           107,573
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                        107,573
                                                               ---------------

  MEDIA 0.7%
  McGraw-Hill Cos., Inc.+                                876            42,083
  Omnicom Group                                          431            36,044
  Dow Jones & Co., Inc.                                  136             5,194
  Meredith Corp.                                         104             5,189
                                                               ---------------

TOTAL MEDIA                                                             88,510
                                                               ---------------

  TEXTILES & APPAREL 0.5%
  Nike, Inc. -- Class B+                                 456            37,246
  Coach, Inc.*                                           896            28,099
                                                               ---------------

TOTAL TEXTILES & APPAREL                                                65,345
                                                               ---------------

  HOUSEHOLD DURABLES 0.5%
  Fortune Brands, Inc.                                   345            28,059
  Black & Decker Corp.                                   190            15,597
  Newell Rubbermaid, Inc.+                               656            14,858
  Maytag Corp.+                                          194             3,543
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                                62,057
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.3%
  Apollo Group, Inc. -- Class A*+                        344            22,838
  H&R Block, Inc.+                                       758            18,177
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    41,015
                                                               ---------------

  AUTOMOBILES 0.3%
  Harley-Davidson, Inc.                                  651            31,534
                                                               ---------------

TOTAL AUTOMOBILES                                                       31,534
                                                               ---------------

  AUTO COMPONENTS 0.1%
  Goodyear Tire & Rubber Co.*+                           419             6,532

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Visteon Corp.                                          310   $         3,032
                                                               ---------------

TOTAL AUTO COMPONENTS                                                    9,564
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                         1,211,653
                                                               ---------------

FINANCIALS 3.4%
  CONSUMER FINANCE 1.7%
  American Express Co.                                 2,912           167,265
  SLM Corp.                                              981            52,621
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 219,886
                                                               ---------------

  CAPITAL MARKETS 0.7%
  Charles Schwab Corp.+                                2,440            35,209
  Franklin Resources, Inc.+                              350            29,386
  T. Rowe Price Group, Inc.                              305            19,916
  Federated Investors, Inc. --
    Class B                                              199             6,613
                                                               ---------------

TOTAL CAPITAL MARKETS                                                   91,124
                                                               ---------------

  INSURANCE 0.4%
  Progressive Corp.                                      470            49,242
                                                               ---------------

TOTAL INSURANCE                                                         49,242
                                                               ---------------

  REAL ESTATE 0.4%
  Simon Property Group, Inc.                             439            32,539
  Public Storage, Inc.+                                  200            13,400
                                                               ---------------

TOTAL REAL ESTATE                                                       45,939
                                                               ---------------

  DIVERSIFIED FINANCIALS 0.2%
  Moody's Corp.+                                         596            30,444
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                            30,444
                                                               ---------------

TOTAL FINANCIALS                                                       436,635
                                                               ---------------

MATERIALS 1.5%
  CHEMICALS 1.2%
  EI Du Pont de Nemours & Co.                          2,338            91,579
  Praxair, Inc.                                          761            36,475
  Ecolab, Inc.                                           436            13,921
  International Flavors &
    Fragrances, Inc.                                     195             6,950


--------------------------------------------------------------------------------
                                        4

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Hercules, Inc.*                                        272   $         3,324
                                                               ---------------

TOTAL CHEMICALS                                                        152,249
                                                               ---------------

  METALS & MINING 0.2%
  Freeport-McMoRan Copper &
    Gold, Inc. -- Class B+                               425            20,651
  Allegheny Technologies, Inc.+                          198             6,134
                                                               ---------------

TOTAL METALS & MINING                                                   26,785
                                                               ---------------

  CONTAINERS & PACKAGING 0.1%
  Ball Corp.                                             259             9,516
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                             9,516
                                                               ---------------

TOTAL MATERIALS                                                        188,550
                                                               ---------------

UTILITIES 0.7%
  ELECTRIC UTILITIES 0.5%
  TXU Corp.+                                             572            64,568
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                                64,568
                                                               ---------------

  MULTI-UTILITIES 0.2%
  AES Corp.*+                                          1,533            25,187
                                                               ---------------

TOTAL MULTI-UTILITIES                                                   25,187
                                                               ---------------

TOTAL UTILITIES                                                         89,755
                                                               ---------------

TELECOMMUNICATION SERVICES 0.2%
  DIVERSIFIED TELECOMMUNICATION SERVICES
    0.2%
  Qwest Communications
    International, Inc.*                               3,578            14,670

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Citizens Communications Co.+                           810   $        10,975
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                25,645
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                        25,645
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $11,910,065)                                                12,711,062
                                                               ---------------

------------------------------------------------------------------------------
                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 8.9%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by U.S. Bank           1,128,999         1,128,999
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,128,999)                                                    1,128,999
                                                               ---------------

TOTAL INVESTMENTS 108.5%
  (Cost $13,039,064)                                           $    13,840,061
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (8.5)%                                              $    (1,082,169)
                                                               ---------------

NET ASSETS - 100.0%                                            $    12,757,892

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 97.0%
ENERGY 29.7%
  ENERGY EQUIPMENT & SERVICES 14.9%
  Schlumberger Ltd.+                                   9,300   $       784,734
  Halliburton Co.+                                    10,300           705,756
  Baker Hughes, Inc.+                                  8,600           513,248
  Transocean, Inc.*                                    8,200           502,742
  Tenaris SA -- SP ADR+                                3,600           496,224
  BJ Services Co.+                                    11,400           410,286
  Precision Drilling Corp.*                            7,900           388,680
  Nabors Industries Ltd.*                              5,400           387,882
  GlobalSantaFe Corp.+                                 8,000           364,960
  Weatherford International
     Ltd.*+                                            5,200           357,032
  Noble Corp.                                          5,000           342,300
  ENSCO International, Inc.                            6,900           321,471
  Diamond Offshore Drilling,
     Inc.+                                             5,100           312,375
  Patterson-UTI Energy, Inc.                           8,300           299,464
  Smith International, Inc.+                           8,500           283,135
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    6,470,289
                                                               ---------------
  OIL & GAS 14.8%
  Exxon Mobil Corp.                                   13,400           851,436
  BP PLC -- SP ADR                                     9,000           637,650
  Total SA -- SP ADR+                                  3,800           516,116
  Chevron Corp.                                        7,500           485,475
  PetroChina Co. Ltd. -- SP ADR+                       5,800           483,546
  Royal Dutch Shell PLC -- SP
     ADR                                               7,258           476,415
  ENI-Ente Nazionale
     Idrocarburi -- SP ADR+                            3,000           444,300
  ConocoPhillips                                       5,800           405,478
  Petroleo Brasiliero SA --
     Petrobras                                         5,300           378,897
  EnCana Corp.                                         5,400           314,874
  Imperial Oil Ltd.                                    2,500           287,650
  Repsol YPF SA -- SP ADR+                             8,300           268,173
  Occidental Petroleum Corp.                           3,000           256,290
  China Petroleum & Chemical
     Corp. -- SP ADR+                                  5,600           253,456
  Royal Dutch Shell PLC -- SP
     ADR                                               3,344           230,302

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Statoil ASA -- SP ADR                                5,900   $       145,671
                                                               ---------------

TOTAL OIL & GAS                                                      6,435,729
                                                               ---------------

TOTAL ENERGY                                                        12,906,018
                                                               ---------------

MATERIALS 22.5%
  CONSTRUCTION MATERIALS 14.5%
  Cemex SA de CV -- SP ADR                            31,016         1,622,137
  Vulcan Materials Co.+                               13,700         1,016,677
  Lafarge North America, Inc.                         12,700           858,647
  Florida Rock Industries, Inc.+                      12,600           807,534
  Martin Marietta Materials,
     Inc.                                              9,600           753,216
  Eagle Materials, Inc.+                               4,500           546,165
  Texas Industries, Inc.                               8,800           478,720
  Headwaters, Inc.*+                                   5,500           205,700
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                         6,288,796
                                                               ---------------

  METALS & MINING 8.0%
  BHP Billiton Ltd. -- SP ADR+                        14,100           481,938
  Rio Tinto PLC -- SP ADR+                             2,200           361,460
  Cia Vale do Rio Doce -- SP ADR+                      7,900           346,494
  Anglo American PLC -- ADR+                          10,592           319,878
  Newmont Mining Corp.+                                4,800           226,416
  Mittal Steel NV Co. -- Class A                       7,000           201,600
  POSCO -- SP ADR                                      3,400           192,304
  Alcoa, Inc.                                          7,700           188,034
  Barrick Gold Corp.+                                  6,400           185,920
  Phelps Dodge Corp.                                   1,300           168,909
  AngloGold Ashanti Ltd. -- SP
     ADR+                                              3,900           165,516
  Alcan, Inc.+                                         4,800           152,304
  Inco Ltd.                                            3,100           146,785
  Nucor Corp.                                          2,300           135,677
  Southern Peru Copper Corp.                           2,300           128,708
  Chaparral Steel Co.*                                 3,600            90,792
                                                               ---------------

TOTAL METALS & MINING                                                3,492,735
                                                               ---------------

TOTAL MATERIALS                                                      9,781,531
                                                               ---------------


--------------------------------------------------------------------------------
                                       1

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
INDUSTRIALS 15.5%
  CONSTRUCTION & ENGINEERING 15.5%
  Fluor Corp.                                         14,300   $       920,634
  Jacobs Engineering Group,
     Inc.*+                                           11,200           754,880
  Chicago Bridge & Iron NV Co.                        20,002           621,862
  URS Corp.*+                                         13,600           549,304
  Shaw Group, Inc.*+                                  22,000           542,520
  McDermott International, Inc.*                      13,700           501,557
  Dycom Industries, Inc.*+                            23,300           471,126
  Granite Construction, Inc.                          12,100           462,704
  Washington Group
     International, Inc.*+                             8,300           447,287
  Quanta Services, Inc.*+                             34,900           445,324
  Foster Wheeler Ltd.*+                               14,300           441,727
  EMCOR Group, Inc.*+                                  6,200           367,660
  Insituform Technologies, Inc.
     -- Class A*                                      13,100           226,499
                                                               ---------------

TOTAL CONSTRUCTION & ENGINEERING                                     6,753,084
                                                               ---------------

TOTAL INDUSTRIALS                                                    6,753,084
                                                               ---------------

HEALTH CARE 14.6%
  HEALTH CARE PROVIDERS & SERVICES 7.3%
  UnitedHealth Group, Inc.+                            7,700           432,740
  WellPoint, Inc.*                                     4,600           348,772
  Aetna, Inc.                                          3,100           267,034
  Cardinal Health, Inc.+                               4,200           266,448
  Caremark Rx, Inc.*                                   5,200           259,636
  CIGNA Corp.                                          1,800           212,148
  HCA, Inc.                                            4,100           196,472
  McKesson Corp.                                       4,100           194,545
  Medco Health Solutions, Inc.*                        3,500           191,905
  Express Scripts, Inc.*+                              2,800           174,160
  Quest Diagnostics, Inc.+                             3,100           156,674
  Coventry Health Care, Inc.*                          1,600           137,632
  Laboratory Corporation of
     America Holdings*+                                2,500           121,775
  Health Management Associates,
     Inc. -- Class A+                                  4,900           115,003
  Patterson Cos., Inc.*+                               2,600           104,078
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               3,179,022
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  BIOTECHNOLOGY 7.3%
  Amgen, Inc.*                                         7,400   $       589,558
  Genentech, Inc.*                                     6,200           522,102
  Gilead Sciences, Inc.*                               6,000           292,560
  Genzyme Corp.*                                       3,600           257,904
  Biogen Idec, Inc.*                                   5,500           217,140
  Celgene Corp.*+                                      3,700           200,984
  Medimmune, Inc.*                                     5,600           188,440
  Chiron Corp.*                                        4,100           178,842
  Applera Corp. - Applied
     Biosystems Group                                  5,900           137,116
  Invitrogen Corp.*+                                   1,500           112,845
  Millennium Pharmaceuticals,
     Inc.*+                                           10,500            97,965
  Cephalon, Inc.*+                                     2,100            97,482
  ImClone Systems, Inc.*                               3,000            94,350
  Affymetrix, Inc.*                                    2,000            92,460
  Charles River Laboratories
     International, Inc.*+                             2,100            91,602
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                  3,171,350
                                                               ---------------

TOTAL HEALTH CARE                                                    6,350,372
                                                               ---------------
UTILITIES 7.5%
  MULTI-UTILITIES 5.0%
  Duke Energy Corp.+                                  26,500           773,005
  Constellation Energy Group,
     Inc.                                              8,300           511,280
  AES Corp.*+                                         29,600           486,328
  Dynegy, Inc. -- Class A*+                           46,900           220,899
  Calpine Corp.*+                                     64,100           166,019
                                                               ---------------

TOTAL MULTI-UTILITIES                                                2,157,531
                                                               ---------------

  ELECTRIC UTILITIES 2.5%
  TXU Corp.+                                           7,900           891,752
  Black Hills Corp.+                                   4,400           190,828
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                             1,082,580
                                                               ---------------

TOTAL UTILITIES                                                      3,240,111
                                                               ---------------

CONSUMER STAPLES 7.2%
  TOBACCO 7.2%
  Altria Group, Inc.+                                 25,000         1,842,750
  Reynolds American, Inc.+                             6,200           514,724
  UST, Inc.+                                           9,700           406,042
  Loews Corp. - Carolina Group                         5,900           233,817


--------------------------------------------------------------------------------
                                       2

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Universal Corp./Richmond VA                          3,800   $       147,554
                                                               ---------------

TOTAL TOBACCO                                                        3,144,887
                                                               ---------------

TOTAL CONSUMER STAPLES                                               3,144,887
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $35,887,172)                                                42,176,003
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $     1,597,763         1,597,763
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,597,763)                                                  1,597,763
                                                               ---------------
SECURITIES LENDING COLLATERAL 22.6%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
     U.S. Bank                                     9,820,078         9,820,078
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,820,078)                                                    9,820,078
                                                               ---------------

TOTAL INVESTMENTS 123.3%
  (Cost $47,305,013)                                           $    53,593,844
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.3)%                                             $   (10,129,030)
                                                               ---------------
NET ASSETS - 100.0%                                            $    43,464,814

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------
                                       3

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 36.3%
Farmer Mac*
  3.68% due 12/19/05                         $    15,000,000   $    14,882,094
Federal Farm Credit Bank*
  3.51% due 11/04/05                              25,000,000        24,922,000
Federal Home Loan Bank*
  3.67% due 11/25/05                              25,000,000        24,864,923
Freddie Mac*
  3.60% due 11/21/05                              25,000,000        24,877,500
                                                               ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $89,546,517)                                                89,546,517
                                                               ---------------

REPURCHASE AGREEMENTS 65.9%
Collateralized by U.S. Treasury
Obligations

UBS at 3.27% due 10/03/05                         40,499,575        40,499,575
Lehman Brothers, Inc. at 3.25%
due 10/03/05                                      41,384,570        41,384,570
Morgan Stanley at 3.24% due
10/03/05
Citigroup, Inc. at 3.24% due                      40,499,575        40,499,575
10/03/05                                          40,499,575        40,499,575
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $162,883,295)                                              162,883,295
                                                               ---------------

TOTAL INVESTMENTS 102.2%
  (Cost $252,429,812)                                          $   252,429,812
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.2)%                                              $    (5,346,631)
                                                               ---------------
NET ASSETS - 100.0%                                            $   247,083,181

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Wells Fargo & Co.                                     11,919   $       698,096
Wachovia Corp.+                                       13,195           627,950
J.P. Morgan Chase & Co.                               18,021           611,453
Bank of America Corp.+                                13,584           571,886
U.S. Bancorp+                                         19,362           543,685
Washington Mutual, Inc.+                              11,784           462,168
SunTrust Banks, Inc.                                   6,047           419,964
National City Corp.                                   11,767           393,488
Golden West Financial Corp.+                           6,232           370,118
KeyCorp+                                              10,732           346,107
North Fork Bancorporation, Inc.                       12,788           326,094
Marshall & Ilsley Corp.                                7,400           321,974
AmSouth Bancorp+                                      12,110           305,899
Sovereign Bancorp, Inc.+                              13,370           294,675
Zions Bancorporation                                   3,984           283,701
Radian Group, Inc.+                                    5,243           278,403
First Bancorp Puerto Rico                             15,683           265,356
Hibernia Corp. -- Class A                              8,649           259,816
PMI Group, Inc.                                        6,440           256,763
New York Community Bancorp, Inc.+                     15,170           248,788
Associated Banc-Corp.+                                 7,894           240,609
Astoria Financial Corp.                                8,854           233,923
Bank of Hawaii Corp.                                   4,710           231,826
IndyMac Bancorp, Inc.+                                 5,730           226,793
SVB Financial Group*+                                  4,649           226,127
Westcorp                                               3,566           210,037
M&T Bank Corp.                                         1,983           209,623
Fannie Mae                                             4,612           206,710
Fremont General Corp.+                                 9,450           206,293
Central Pacific Financial Corp. Co.                    5,770           202,989
Downey Financial Corp.+                                3,324           202,432
Whitney Holding Corp.                                  7,440           201,178
Freddie Mac                                            3,340           188,576
Gold Banc Corp., Inc.                                 12,600           187,740
Anchor BanCorp Wisconsin, Inc.                         6,297           185,636
FirstFed Financial Corp.*+                             3,364           181,017
Sterling Financial Corp./WA                            7,641           172,305
Comerica, Inc.                                         2,922           172,106
Banco Bradesco SA -- SP ADR+                           3,400           166,328
Kookmin Bank -- SP ADR                                 2,764           163,767
Uniao de Bancos Brasileiros SA                         3,069           161,429
IBERIABANK Corp.                                       3,010           159,981
Banco Itau Holding Financeira SA -- SP ADR+            1,256           149,037
Taylor Capital Group, Inc.                             3,720           140,690
Barclays PLC -- SP ADR                                 3,420           139,468
Corus Bankshares, Inc.                                 2,363           129,563
Franklin Bank Corp./Houston TX*                        7,760           125,324
BB&T Corp.+                                            3,063           119,610
Center Financial Corp.                                 4,924           115,714
Fifth Third Bancorp+                                   3,093           113,606
ICICI Bank Ltd. -- SP ADR                              3,904           110,288
First Horizon National Corp.                           2,830           102,870
Countrywide Financial Corp.+                           2,864            94,455
PNC Financial Services Group, Inc.+                    1,581            91,730
First Republic Bank                                    2,290            80,677
Texas Capital Bancshares, Inc.*                        3,290            69,583
Regions Financial Corp.+                               2,190            68,153
UnionBanCal Corp.                                        564            39,322
Synovus Financial Corp.                                1,014            28,108
International Bancshares Corp.                           714            21,206

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                              1,490   $        17,731
Popular, Inc.+                                           630            15,259
W Holding Co., Inc.                                    1,510            14,436
Commerce Bancorp, Inc./NJ+                               430            13,197
Independent Bank Corp./MI                                  1                15
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $13,438,012)                                                14,023,851
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
   3.25% due 10/03/05                        $        84,836            84,836
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $84,836)                                                        84,836
                                                               ---------------
SECURITIES LENDING COLLATERAL 17.9%
Investment in Securities Lending Short Term
      Investment Portfolio held by U.S.
      Bank                                         2,515,584         2,515,584
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,515,584)                                                    2,515,584
                                                               ===============
TOTAL INVESTMENTS 118.0%
  (Cost $16,038,432)                                           $    16,624,271
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.0)%                                            $    (2,536,562)
                                                               ---------------
NET ASSETS - 100.0%                                            $    14,087,709

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.3%
Dow Chemical Co.                                      18,920   $       788,396
EI Du Pont de Nemours & Co.                           17,805           697,422
Georgia-Pacific Corp.                                 20,152           686,377
Phelps Dodge Corp.                                     5,205           676,286
Praxair, Inc.                                         12,957           621,029
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                    10,551           512,673
Monsanto Co.+                                          8,120           509,530
Air Products & Chemicals, Inc.                         8,785           484,405
Rohm & Haas Co.                                       10,994           452,183
Nucor Corp.+                                           7,316           431,571
Hercules, Inc.*                                       35,250           430,755
Lyondell Chemical Co.+                                13,728           392,895
Packaging Corporation of America                      20,003           388,258
Eastman Chemical Co.                                   8,247           387,362
Southern Peru Copper Corp.                             6,920           387,243
Newmont Mining Corp.+                                  7,912           373,209
Lubrizol Corp.                                         8,613           373,201
International Paper Co.+                              12,054           359,209
PPG Industries, Inc.+                                  5,969           353,305
Weyerhaeuser Co.+                                      5,120           352,000
Vulcan Materials Co.+                                  4,309           319,771
Martin Marietta Materials, Inc.                        3,880           304,425
Temple-Inland, Inc.                                    7,290           297,797
Sigma-Aldrich Corp.                                    4,630           296,598
Pactiv Corp.*                                         16,900           296,088
Airgas, Inc.                                           9,750           288,893
Allegheny Technologies, Inc.+                          8,680           268,906
Deltic Timber Corp.                                    5,837           268,794
Florida Rock Industries, Inc.+                         4,149           265,909
Agrium, Inc.                                          11,485           252,326
Sealed Air Corp.*+                                     5,250           249,165
United States Steel Corp.+                             5,791           245,249
Crown Holdings, Inc.*                                 15,233           242,814
Alcoa, Inc.                                            9,785           238,950
FMC Corp.*                                             4,061           232,371
Mosaic Co.*+                                          14,470           231,809
Olin Corp.+                                           11,740           222,943
Headwaters, Inc.*+                                     5,938           222,081
Commercial Metals Co.+                                 6,185           208,682
Cleveland-Cliffs, Inc.+                                2,370           206,451
Quanex Corp.                                           3,015           199,653
Lafarge North America, Inc.                            2,930           198,097
Huntsman Corp.*                                        9,790           191,395
Ashland, Inc.                                          3,330           183,949
Reliance Steel & Aluminum Co.                          3,360           177,845
Albemarle Corp.                                        4,597           173,307
Carpenter Technology Corp.                             2,940           172,313

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*+                       16,373   $       169,624
POSCO -- SP ADR                                        2,980           168,549
Owens-Illinois, Inc.*                                  8,038           165,744
Longview Fibre Co.                                     8,109           158,044
Potlatch Corp.+                                        3,000           156,360
AptarGroup, Inc.                                       3,136           156,204
Material Sciences Corp.*                              10,334           155,733
Ecolab, Inc.                                           4,778           152,562
Aleris International, Inc.*                            5,060           138,897
Buckeye Technologies, Inc.*                           16,560           134,467
Steel Dynamics, Inc.+                                  3,715           126,161
A.M. Castle & Co.*                                     7,002           122,535
Ferro Corp.                                            6,660           122,011
Goldcorp, Inc.+                                        5,990           120,040
Century Aluminum Co.*+                                 5,230           117,570
RTI International Metals, Inc.*                        2,911           114,548
Ball Corp.                                             3,103           114,004
H.B. Fuller Co.                                        3,560           110,645
Chemtura Corp.                                         8,716           108,253
Chaparral Steel Co.*                                   4,290           108,194
Bowater, Inc.+                                         3,640           102,903
Texas Industries, Inc.                                 1,865           101,456
Terra Industries, Inc.*                               14,700            97,755
Rock-Tenn Co. -- Class A                               6,420            96,942
PolyOne Corp.*                                        15,852            96,063
Chesapeake Corp.                                       4,650            85,514
Methanex Corp.+                                        5,700            84,759
Aracruz Celulose SA+                                   2,030            82,377
MacDermid, Inc.                                        3,030            79,568
Cambrex Corp.                                          4,180            79,253
BASF AG -- SP ADR                                      1,020            76,908
International Flavors &
  Fragrances, Inc.                                     2,150            76,626
Glatfelter                                             5,180            72,986
Scotts Miracle-Gro Co. -- Class A                        810            71,223
Nalco Holding Co.*                                     3,919            66,114
Myers Industries, Inc.                                 5,580            64,951
Caraustar Industries, Inc.*                            5,840            64,123
Schweitzer-Mauduit
  International, Inc.                                  2,870            64,058
Wellman, Inc.                                          9,130            57,793
Valhi, Inc.                                            2,930            52,681
Companhia Vale do Rio Doce -- SP
  ADR                                                  1,190            52,193
Pioneer Cos., Inc.*                                    1,980            47,639
Mittal Steel NV Co. -- Class A                         1,650            47,520
Georgia Gulf Corp.                                     1,900            45,752
Omnova Solutions, Inc.*                               10,255            44,814


--------------------------------------------------------------------------------
                                      1

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Votorantim Celulose e Papel SA -- SP ADR               3,210   $        43,014
Steel Technologies, Inc.                               1,580            40,969
Penford Corp.                                          3,051            40,792
IPSCO, Inc.                                              560            40,034
Cemex SA de CV -- SP ADR                                 714            37,342
Potash Corp. of Saskatchewan+                            380            35,462
Wausau Paper Corp.                                     2,660            33,277
Pope & Talbot, Inc.                                    2,270            23,177
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $17,686,625)                                                20,940,073
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $        13,186            13,186
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $13,186)                                                        13,186
                                                               ---------------
SECURITIES LENDING COLLATERAL 13.3%
Investment in Securities Lending Short Term
      Investment Portfolio held
      by U.S. Bank                                 2,798,986         2,798,986
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,798,986)                                                    2,798,986
                                                               ===============
TOTAL INVESTMENTS 112.7%
  (Cost $20,498,797)                                           $    23,752,245
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (12.7)%                                             $    (2,667,515)
                                                               ---------------
NET ASSETS - 100.0%                                            $    21,084,730

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.0%
Amgen, Inc.*                                          34,436   $     2,743,516
Genentech, Inc.*                                      27,901         2,349,543
Gilead Sciences, Inc.*+                               27,100         1,321,396
Genzyme Corp.*                                        16,316         1,168,878
Medimmune, Inc.*                                      28,721           966,462
Chiron Corp.*                                         16,955           739,577
Biogen Idec, Inc.*+                                   18,253           720,628
Applera Corp. - Applied
  Biosystems Group                                    29,799           692,529
Techne Corp.*+                                        10,595           603,703
Invitrogen Corp.*+                                     7,907           594,844
Cephalon, Inc.*+                                      12,073           560,429
Affymetrix, Inc.*                                     11,928           551,431
Celgene Corp.*+                                       10,106           548,958
United Therapeutics Corp.*+                            7,817           545,627
Cubist Pharmaceuticals, Inc.*+                        21,873           471,144
Angiotech Pharmaceuticals,
  Inc.*+                                              31,987           448,458
Crucell -- SP ADR*                                    13,428           360,005
Alkermes, Inc.*+                                      21,428           359,990
Medarex, Inc.*+                                       37,552           357,495
Eyetech Pharmaceuticals, Inc.*+                       18,358           329,710
Pharmion Corp.*+                                      14,220           310,138
QLT, Inc.*                                            39,146           300,250
Myriad Genetics, Inc.*                                12,838           280,639
Protein Design Labs, Inc.*                             8,862           248,136
Encysive Pharmaceuticals, Inc.*+                      19,829           233,586
Neurocrine Biosciences, Inc.*                          4,454           219,092
Millennium Pharmaceuticals,
  Inc.*+                                              20,860           194,624
Amylin Pharmaceuticals, Inc.*                          5,437           189,153
Charles River Laboratories
  International, Inc.*+                                4,223           184,207
ImClone Systems, Inc.*                                 5,670           178,321
CV Therapeutics, Inc.*                                 6,539           174,918
Vertex Pharmaceuticals, Inc.*+                         6,967           155,712
Telik, Inc.*+                                          8,428           137,882
Human Genome Sciences, Inc.*+                          9,729           132,217
ICOS Corp.*                                            3,917           108,188
OSI Pharmaceuticals, Inc.*                             2,972            86,901
Martek Biosciences Corp.*+                             2,000            70,260
Momenta Pharmaceuticals, Inc.*+                        2,180            59,405
Rigel Pharmaceuticals, Inc.*                           2,220            52,769
Geron Corp.*+                                          4,920            50,528
Illumina, Inc.*                                        3,857            49,408
StemCells, Inc.*+                                      8,830            48,742

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*+                       3,016   $        47,532
Nektar Therapeutics*+                                  2,750            46,612
Abgenix, Inc.*+                                        3,450            43,746
Senomyx, Inc.*                                         2,540            43,256
Zymogenetics, Inc.*                                    2,525            41,663
Genitope Corp.*+                                       5,900            40,946
Gen-Probe, Inc.*                                         828            40,945
Aastrom Biosciences, Inc.*+                           16,480            38,728
ViaCell, Inc.*                                         6,110            35,438
Northfield Laboratories, Inc.*+                        2,377            30,663
ID Biomedical Corp.*                                     960            28,848
Cell Therapeutics, Inc.*+                              9,087            25,989
Alexion Pharmaceuticals, Inc.*                           770            21,314
Serologicals Corp.*+                                     819            18,477
Nabi Biopharmeceuticals*                               1,295            16,965
Albany Molecular Research, Inc.*                       1,310            15,956
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $17,415,837)                                                20,436,477
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.0%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                              $    3,690             3,690
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,690)                                                          3,690
                                                               ---------------
SECURITIES LENDING COLLATERAL 16.4%
Investment in Securities Lending Short Term*
      Investment Portfolio held
      by U.S. Bank                                 3,378,508         3,378,508
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,378,508)                                                    3,378,508
                                                               ===============
TOTAL INVESTMENTS 115.4%
  (Cost $20,798,035)                                                23,818,675
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.4)%                                                  (3,180,889)
                                                               ---------------
NET ASSETS - 100.0%                                            $    20,637,786

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
  Procter & Gamble Co.+                               20,757         1,234,211
  PepsiCo, Inc.                                       16,363           927,946
  Altria Group, Inc.+                                 11,922           878,771
  Coca-Cola Co.                                       15,570           672,468
  Archer-Daniels-Midland Co.                          22,370           551,644
  General Mills, Inc.                                 10,810           521,042
  Sysco Corp.                                         15,650           490,940
  WM Wrigley Jr Co.                                    6,740           484,471
  Gillette Co.                                         8,269           481,256
  Kroger Co.*                                         23,350           480,776
  Reynolds American, Inc.+                             5,600           464,912
  Campbell Soup Co.                                   14,900           443,275
  Whole Foods Market, Inc.+                            3,150           423,518
  Kimberly-Clark Corp.                                 7,040           419,091
  Kraft Foods, Inc. -- Class A                        13,248           405,256
  Dean Foods Co.*                                     10,062           391,009
  Coca-Cola Enterprises, Inc.                         19,160           373,620
  Hershey Co.                                          6,326           356,217
  Constellation Brands, Inc. -- Class A*+             12,865           334,490
  McCormick & Co., Inc.                               10,239           334,099
  Pepsi Bottling Group, Inc.+                         11,150           318,333
  Energizer Holdings, Inc.*+                           5,440           308,448
  Anheuser-Busch Cos., Inc.+                           6,760           290,950
  Loews Corp. - Carolina Group                         7,310           289,695
  7-Eleven, Inc.*                                      7,899           281,283
  J.M. Smucker Co.+                                    5,690           276,193
  PepsiAmericas, Inc.                                 11,880           270,032
  Colgate-Palmolive Co.+                               5,080           268,173
  Pilgrim's Pride Corp.                                7,170           260,988
  Alberto-Culver Co. -- Class B+                       5,790           259,103
  Church & Dwight Co., Inc.                            6,470           239,002
  Tootsie Roll Industries, Inc.                        6,917           219,615
  Lancaster Colony Corp.                               4,581           196,983
  Kellogg Co.                                          4,020           185,443
  United Natural Foods, Inc.*+                         5,170           182,811
  Supervalu, Inc.                                      5,190           161,513
  UST, Inc.+                                           3,680           154,045
  Sara Lee Corp.+                                      7,850           148,758
  TreeHouse Foods, Inc.*                               5,320           143,002
  Hain Celestial Group, Inc.*+                         7,023           136,246
  Nash Finch Co.+                                      2,974           125,473
  H.J. Heinz Co.                                       3,358           122,701
  ConAgra Foods, Inc.+                                 4,498           111,326
  Safeway, Inc.+                                       4,248           108,749
  Avon Products, Inc.                                  3,917           105,759
  Natures Sunshine Products, Inc.                      4,463           103,720
  J&J Snack Foods Corp.                                1,256            72,597
  Clorox Co.                                           1,270            70,536
  Albertson's, Inc.+                                   2,560            65,664
  Estee Lauder Cos., Inc. -- Class A                   1,750            60,953
  Cia de Bebidas das Americas -- SP ADR                1,300            48,334
  Cadbury Schweppes PLC -- SP ADR                      1,100            44,803
  USANA Health Sciences, Inc.*+                          930            44,361
  Chiquita Brands International, Inc.+                 1,580            44,161
  Playtex Products, Inc.*                              4,000            44,000
  Brown-Forman Corp. -- Class B                          710            42,273
  Hansen Natural Corp.*+                                 880            41,430
  Parlux Fragrances, Inc.*+                            1,380            40,213
  Longs Drug Stores Corp.                                910            39,030

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Bunge, Ltd.+                                           720            37,886
  Gold Kist, Inc.*                                     1,937            37,868
  Diageo PLC -- SP ADR+                                  630            36,546
  Elizabeth Arden, Inc.*                               1,690            36,470
  Chattem, Inc.*                                         980            34,790
  Tyson Foods, Inc. -- Class A                         1,920            34,656
  Mannatech, Inc.+                                     2,319            27,480
  Molson Coors Brewing Co. -- Class B                    310            19,843
  Performance Food Group Co.*                            620            19,567
  Smithfield Foods, Inc.*                                656            19,470
  NBTY, Inc.*                                            810            19,035
  Great Atlantic & Pacific Tea Co.*                      660            18,718
  Ralcorp Holdings, Inc.                                 430            18,026
  Peet's Coffee & Tea, Inc.*                             560            17,147
  Nu Skin Enterprises, Inc.                              893            17,012
  Sanderson Farms, Inc.                                  430            15,979
  Ruddick Corp.                                          680            15,674
  Spartan Stores, Inc.*                                1,370            14,111
  Spectrum Brands, Inc.*                                 580            13,659
  Central Garden and Pet Co.*                            300            13,575
  American Italian Pasta Co. -- Class A+                 810             8,635
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $15,119,753)                                                17,071,858
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       151,579           151,579
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $151,579)                                                      151,579
                                                               ---------------

SECURITIES LENDING COLLATERAL 17.2%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                                 2,961,327         2,961,327
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,961,327)                                                    2,961,327
                                                               ===============

TOTAL INVESTMENTS 117.6%
  (Cost $18,232,659)                                           $    20,184,764
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (17.6)%                                             $    (3,027,342)
                                                               ---------------
NET ASSETS - 100.0%                                            $    17,157,422

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.9%
Intel Corp.                                           88,392   $     2,178,863
Texas Instruments, Inc.+                              42,529         1,441,733
Applied Materials, Inc.                               71,498         1,212,606
KLA-Tencor Corp.+                                     15,508           756,170
Broadcom Corp. -- Class A*                            15,153           710,827
Advanced Micro Devices, Inc.*+                        25,533           643,432
Maxim Integrated Products, Inc.                       14,513           618,979
Novellus Systems, Inc.*                               24,666           618,623
Linear Technology Corp.+                              15,384           578,285
National Semiconductor Corp.+                         21,817           573,787
Analog Devices, Inc.+                                 14,920           554,129
Altera Corp.*+                                        28,382           542,380
Lam Research Corp.*+                                  16,983           517,472
Nvidia Corp.*+                                        14,723           504,704
Microchip Technology, Inc.                            16,225           488,697
MEMC Electronic Materials, Inc.*+                     20,329           463,298
Freescale Semiconductor, Inc. -- Class B*             19,464           458,961
LSI Logic Corp.*+                                     38,052           374,812
Integrated Device Technology, Inc.*                   34,318           368,575
Cymer, Inc.*+                                         11,155           349,375
Intersil Corp. -- Class A+                            14,409           313,828
International Rectifier Corp.*+                        6,395           288,287
Xilinx, Inc.                                          10,284           286,409
Teradyne, Inc.*+                                      16,680           275,220
Microsemi Corp.*+                                     10,479           267,634
Agere Systems, Inc.*                                  25,092           261,208
Micron Technology, Inc.*+                             18,980           252,434
Cree, Inc.*+                                           9,438           236,139
Varian Semiconductor Equipment
  Associates, Inc.*+                                   5,490           232,611
DSP Group, Inc.*                                       8,487           217,776
Cypress Semiconductor Corp.*+                         14,157           213,063
ATMI, Inc.*                                            6,382           197,842
Semtech Corp.*+                                       10,700           176,229
Standard Microsystems Corp.*                           5,813           173,867
Silicon Laboratories, Inc.*+                           5,717           173,740
Triquint Semiconductor, Inc.*                         48,040           169,101
Skyworks Solutions, Inc.*+                            23,314           163,664
Photronics, Inc.*+                                     8,104           157,218
RF Micro Devices, Inc.*                               26,772           151,262
Kopin Corp.*                                          21,220           147,479
Credence Systems Corp.*+                              18,126           144,645
Micrel, Inc.*+                                        12,227           137,309
Supertex, Inc.*                                        4,472           134,115
Helix Technology Corp.                                 9,082           133,959

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Cohu, Inc.                                             5,359   $       126,740
Power Integrations, Inc.*                              5,741           124,867
Ultratech, Inc.*                                       7,799           121,586
Advanced Energy Industries, Inc.*                     11,206           120,577
Veeco Instruments, Inc.*                               6,438           103,266
Kulicke & Soffa Industries, Inc.*                     12,890            93,452
Cabot Microelectronics Corp.*+                         3,161            92,870
Brooks Automation, Inc.*                               6,514            86,832
Exar Corp.*                                            6,030            84,541
Pericom Semiconductor Corp.*                           8,789            77,695
Atmel Corp.*                                          33,283            68,563
Axcelis Technologies, Inc.*+                          13,014            67,933
Applied Micro Circuits Corp.*                         18,550            55,650
ESS Technologies, Inc.*                               12,070            42,848
LTX Corp.*                                             9,970            42,073
Lattice Semiconductor Corp.*+                          7,364            31,518
Conexant Systems, Inc.*                               12,753            22,828
Marvell Technology Group Ltd.*+                          492            22,686
MIPS Technology, Inc.*                                 3,160            21,583
Netlogic Microsystems, Inc.*                             990            21,374
Rudolph Technologies, Inc.*+                           1,579            21,269
ADE Corp.*                                               926            20,816
Entegris, Inc.*+                                       1,835            20,735
IXYS Corp.*                                            1,955            20,645
Sigmatel, Inc.*                                        1,020            20,645
Cirrus Logic, Inc.*                                    2,700            20,493
MKS Instruments, Inc.*+                                1,185            20,418
Taiwan Semiconductor
  Manufacturing Co. Ltd. -- SP ADR+                    2,425            19,934
OmniVision Technologies, Inc.*+                        1,560            19,687
ASML Holding NV*+                                      1,174            19,383
Silicon Image, Inc.*+                                  2,158            19,185
Diodes, Inc.*                                            527            19,109
PDF Solutions, Inc.*                                   1,141            18,941
Genesis Microchip, Inc.*                                 860            18,877
Tessera Technologies, Inc.*                              628            18,783
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $18,989,036)                                                20,589,149
                                                               ---------------


--------------------------------------------------------------------------------
                                        1

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 21.3%
Investment in Securities Lending Short Term
      Investment Portfolio held
      by U.S. Bank                                 4,394,134         4,394,134
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,394,134)                                              $     4,394,134
                                                               ===============
TOTAL INVESTMENTS 121.2%
  (Cost $23,383,170)                                                24,983,283
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.2)%                                                  (4,366,408)
                                                               ---------------
NET ASSETS - 100.0%                                            $    20,616,875

* Non-Income Producing Security. All or a portion of this security is on loan at

+     September 30, 2005. ADR--American Depository Receipt.


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.7%
Exxon Mobil Corp.                                    111,905   $     7,110,444
BP PLC -- SP ADR                                      93,650         6,635,102
Royal Dutch Shell PLC -- SP ADR                       80,000         5,251,200
Total SA -- SP ADR+                                   34,560         4,693,939
ConocoPhillips                                        57,238         4,001,509
Chevron Corp.                                         50,203         3,249,640
Schlumberger Ltd.+                                    35,780         3,019,116
Occidental Petroleum Corp.                            34,430         2,941,355
Repsol YPF SA -- SP ADR+                              78,336         2,531,036
Halliburton Co.+                                      34,223         2,344,960
Kerr-McGee Corp.                                      22,984         2,231,976
Devon Energy Corp.+                                   32,083         2,202,177
Burlington Resources, Inc.                            27,000         2,195,640
Transocean, Inc.*                                     34,162         2,094,472
Valero Energy Corp.+                                  18,490         2,090,479
Baker Hughes, Inc.+                                   33,004         1,969,679
Marathon Oil Corp.                                    26,393         1,819,269
Apache Corp.                                          23,678         1,781,059
EOG Resources, Inc.                                   23,390         1,751,911
Nabors Industries Ltd.*+                              22,660         1,627,668
Overseas Shipholding Group, Inc.+                     26,274         1,532,562
Williams Cos., Inc.+                                  60,610         1,518,281
Peabody Energy Corp.                                  17,900         1,509,865
Cooper Cameron Corp.*+                                17,397         1,286,160
Patterson-UTI Energy, Inc.                            34,612         1,248,801
XTO Energy, Inc.+                                     27,156         1,230,710
Diamond Offshore Drilling, Inc.+                      19,271         1,180,349
Anadarko Petroleum Corp.+                             11,997         1,148,713
Kinder Morgan, Inc.+                                  11,720         1,126,995
National-Oilwell Varco, Inc.*+                        16,864         1,109,651
Chesapeake Energy Corp.+                              28,905         1,105,616
Southwestern Energy Co.*                              14,996         1,100,706
Forest Oil Corp.*                                     20,550         1,070,655
Newfield Exploration Co.*+                            21,390         1,050,249
Sunoco, Inc.                                          13,206         1,032,709
Noble Corp.                                           14,900         1,020,054
Quicksilver Resources, Inc.*+                         19,205           917,807
Rowan Cos., Inc.+                                     25,650           910,319
Helmerich & Payne, Inc.+                              15,069           910,017
Grant Prideco, Inc.*                                  22,054           896,495
Cabot Oil & Gas Corp.                                 17,600           888,976
Amerada Hess Corp.                                     6,440           885,500
Consol Energy, Inc.                                   11,100           846,597
Vintage Petroleum, Inc.                               18,423           841,194
Murphy Oil Corp.                                      16,195           807,645
Remington Oil & Gas Corp.*                            18,990           788,085
Denbury Resources, Inc.*                              15,100           761,644

------------------------------------------------------------------------------
                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
St. Mary Land & Exploration Co.+                      20,750   $       759,450
Pride International, Inc.*+                           26,150           745,537
Smith International, Inc.+                            21,900           729,489
ENSCO International, Inc.+                            15,600           726,804
Veritas DGC, Inc.*+                                   19,188           702,665
Noble Energy, Inc.+                                   14,900           698,810
Arch Coal, Inc.+                                      10,100           681,750
Cal Dive International, Inc.*+                        10,657           675,760
Lone Star Technologies, Inc.*+                        12,150           675,419
W&T Offshore, Inc.                                    20,800           674,544
Massey Energy Co.+                                    13,200           674,124
Swift Energy Co.*+                                    14,520           664,290
Weatherford International Ltd.*+                       9,546           655,428
SEACOR Holdings, Inc.*                                 9,000           653,220
Frontier Oil Corp.                                    14,400           638,640
Plains Exploration & Production Co.*                  14,900           638,018
Tesoro Corp.                                           9,300           625,332
Unit Corp.*                                           10,857           600,175
Hydril*+                                               8,516           584,538
Range Resources Corp.                                 14,100           544,401
Petroleum Development Corp.*                          13,706           525,488
Grey Wolf, Inc.*                                      61,300           516,759
Tetra Technologies, Inc.*                             15,300           477,666
Cimarex Energy Co.*+                                  10,413           472,021
TransMontaigne, Inc.*                                 44,730           357,393
W-H Energy Services, Inc.*                            10,900           353,378
PetroChina Co. Ltd. -- SP ADR+                         4,150           345,986
Western Gas Resources, Inc.+                           6,200           317,626
ENI-Ente Nazionale Idrocarburi -- SP ADR+              2,100           311,010
BJ Services Co.+                                       8,200           295,118
Petroleo Brasiliero SA -- Petrobras                    4,100           293,109
Oceaneering International, Inc.*                       5,300           283,073
Todco -- Class A*                                      6,700           279,457
Pioneer Natural Resources Co.+                         4,950           271,854
GulfMark Offshore, Inc.*                               7,699           248,447
Maverick Tube Corp.*+                                  8,200           246,000
Teekay Shipping Corp.                                  5,700           245,385
Tenaris SA -- SP ADR+                                  1,700           234,328
Parker Drilling Co.*                                  19,000           176,130
NS Group, Inc.*                                        4,200           164,850
Pioneer Drilling Co.*                                  8,378           163,539
Stolt Offshore SA -- SP ADR*                          11,100           128,538
Offshore Logistics, Inc.*                              3,413           126,281
Global Industries, Ltd.*+                              8,000           117,920
Superior Energy Services*                              5,000           115,450


--------------------------------------------------------------------------------
                                       1

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
GlobalSantaFe Corp.+                                   2,400   $       109,488
Atwood Oceanics, Inc.*                                 1,024            86,231
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $78,238,216)                                               110,879,905
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       322,008           322,008
                                                               --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $322,008)                                                      322,008
                                                               ---------------
SECURITIES LENDING COLLATERAL 15.4%
Investment in Securities Lending Short
Term
    Investment Portfolio held
    by U.S. Bank                                  17,122,514        17,122,514
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,122,514)                                                  17,122,514
                                                               ===============
TOTAL INVESTMENTS 115.4%
  (Cost $95,682,738)                                               128,324,427
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.4)%                                                 (17,079,296)
                                                               ---------------
NET ASSETS - 100.0%                                            $   111,245,131

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
  Schlumberger Ltd.                                   82,881         6,993,499
  Halliburton Co.+                                    92,051         6,307,334
  Baker Hughes, Inc.+                                 77,216         4,608,251
  Transocean, Inc.*+                                  73,926         4,532,403
  Nabors Industries Ltd.*+                            50,332         3,615,348
  National-Oilwell Varco, Inc.*                       52,614         3,462,001
  Noble Corp.                                         40,517         2,773,794
  Patterson-UTI Energy, Inc.+                         76,209         2,749,621
  Diamond Offshore Drilling, Inc.+                    44,703         2,738,059
  BJ Services Co.+                                    74,168         2,669,306
  Weatherford International Ltd.*+                    38,206         2,623,224
  Grant Prideco, Inc.*+                               62,940         2,558,511
  ENSCO International, Inc.                           52,895         2,464,378
  Cooper Cameron Corp.*+                              31,366         2,318,888
  Smith International, Inc.+                          67,598         2,251,689
  Rowan Cos., Inc.+                                   61,420         2,179,796
  Pride International, Inc.*                          71,070         2,026,206
  Helmerich & Payne, Inc.+                            33,231         2,006,820
  Unit Corp.*                                         29,370         1,623,574
  Cal Dive International, Inc.*+                      24,091         1,527,610
  SEACOR Holdings, Inc.*                              20,643         1,498,269
  Veritas DGC, Inc.*                                  39,595         1,449,969
  Lone Star Technologies, Inc.*+                      25,759         1,431,943
  Tetra Technologies, Inc.*                           43,056         1,344,208
  Hydril*+                                            18,647         1,279,930
  Tidewater, Inc.+                                    25,619         1,246,877
  CARBO Ceramics, Inc.                                16,448         1,085,404
  W-H Energy Services, Inc.*                          31,469         1,020,225
  Oceaneering International, Inc.*+                   18,046           963,837
  Maverick Tube Corp.*+                               30,914           927,420
  Offshore Logistics, Inc.*                           23,896           884,152
  Atwood Oceanics, Inc.*+                              9,555           804,627
  FMC Technologies, Inc.*                             18,367           773,434
  Grey Wolf, Inc.*                                    55,432           467,292
  GulfMark Offshore, Inc.*                            11,531           372,105
  NS Group, Inc.*                                      7,600           298,300
  Hanover Compressor Co.*                             15,978           221,455
  Tenaris SA -- SP ADR+                                1,585           218,476
  Stolt Offshore SA -- SP ADR*                        18,800           217,704
  Input/Output, Inc.*+                                22,700           181,146
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $55,309,599)                                                78,717,085
                                                               ---------------

------------------------------------------------------------------------------
                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       238,960   $       238,960
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $238,960)                                                      238,960
                                                               ---------------

SECURITIES LENDING COLLATERAL 23.9%
Investment in Securities Lending Short
Term
    Investment Portfolio Held
    by U.S. Bank                                  18,888,245        18,888,245
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,888,245)                                                  18,888,245
                                                               ===============
TOTAL INVESTMENTS 123.7%
  (Cost $74,436,804)                                           $    97,844,290
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.7)%                                             $   (18,761,461)
                                                               ---------------
NET ASSETS - 100.0%                                            $    79,082,829

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.1%
Citigroup, Inc.                                       17,830   $       811,622
J.P. Morgan Chase & Co.                               18,924           642,091
American Express Co.                                  10,136           582,212
Wachovia Corp.                                        11,525           548,475
St. Paul Travelers Cos., Inc.                         10,710           480,558
Washington Mutual, Inc.+                              11,380           446,324
Hartford Financial Services Group, Inc.+               5,640           435,239
Allstate Corp.+                                        7,500           414,675
Chubb Corp.+                                           4,620           413,721
National City Corp.                                   11,930           398,939
SunTrust Banks, Inc.                                   5,706           396,282
Capital One Financial Corp.+                           4,880           388,058
KeyCorp+                                              11,652           375,777
Wells Fargo & Co.                                      6,387           374,086
CIT Group, Inc.                                        8,210           370,928
W.R. Berkley Corp.+                                    9,210           363,611
North Fork Bancorporation, Inc.                       13,932           355,266
Leucadia National Corp.                                8,170           352,127
Radian Group, Inc.+                                    6,588           349,823
U.S. Bancorp+                                         12,310           345,665
Host Marriott Corp.+                                  20,100           339,690
PMI Group, Inc.+                                       8,260           329,326
Unitrin, Inc.+                                         6,850           325,101
Nationwide Financial Services, Inc.                    8,080           323,604
Providian Financial Corp.*                            18,280           323,190
Allied Capital Corp.+                                 11,230           321,515
Capital Automotive REIT                                8,270           320,132
Zions Bancorporation+                                  4,490           319,733
Vornado Realty Trust                                   3,681           318,848
First Bancorp Puerto Rico                             18,509           313,172
SVB Financial Group*+                                  6,436           313,047
Golden West Financial Corp.+                           5,240           311,204
AmeriCredit Corp.*+                                   12,880           307,446
IndyMac Bancorp, Inc.+                                 7,700           304,766
CBL & Associates Properties, Inc.                      7,396           303,162
iStar Financial, Inc.                                  7,430           300,395
Zenith National Insurance Corp.                        4,710           295,270
Downey Financial Corp.                                 4,710           286,839
Essex Property Trust, Inc.+                            3,180           286,200
Franklin Resources, Inc.+                              3,380           283,785
Whitney Holding Corp.                                 10,430           282,027
First American Corp.                                   6,000           274,020
FirstFed Financial Corp.*+                             4,990           268,512
PartnerRe Ltd.                                         4,140           265,167
ING Groep NV -- SP ADR                                 8,785           261,705
Metris Companies, Inc.*                               17,660           258,366
Arbor Realty Trust, Inc.                               9,000           252,900
Philadelphia Consolidated Holding Co.*+                2,950           250,455
St. Joe Co.                                            4,010           250,424
Pan Pacific Retail Properties, Inc.                    3,730           245,807
Macerich Co.                                           3,770           244,824
Boston Properties, Inc.                                3,390           240,351
Barclays PLC -- SP ADR                                 5,880           239,786
Endurance Specialty Holdings Ltd.                      6,960           237,406
Marshall & Ilsley Corp.                                5,450           237,129
American Financial Group, Inc./OH                      6,670           226,313
CB Richard Ellis Group, Inc. -- Class A*               4,553           224,008
Sovereign Bancorp, Inc.+                               9,860           217,314

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CNA Financial Corp.*                                   7,030   $       209,986
American International Group, Inc.+                    3,372           208,929
Bank of America Corp.+                                 4,718           198,628
Legg Mason, Inc.+                                      1,790           196,345
Prudential Financial, Inc.+                            2,900           195,924
SLM Corp.                                              3,572           191,602
Loews Corp.+                                           2,018           186,483
MetLife, Inc.+                                         3,690           183,873
Corus Bankshares, Inc.                                 2,997           164,325
Uniao de Bancos Brasileiros SA                         3,111           163,639
Morgan Stanley                                         3,030           163,438
Simon Property Group, Inc.+                            2,150           159,358
Chicago Mercantile Exchange Holdings, Inc.               472           159,206
Associated Banc-Corp.+                                 5,110           155,753
Regency Centers Corp.+                                 2,690           154,540
Raymond James Financial, Inc.                          4,810           154,497
General Growth Properties, Inc.+                       3,390           152,313
Nuveen Investments, Inc. -- Class A                    3,760           148,106
Banco Itau Holding Financeira SA -- SP ADR+            1,214           144,053
Lehman Brothers Holdings, Inc.+                        1,190           138,611
Taubman Centers, Inc.                                  4,250           134,725
New Century Financial Corp.                            3,400           123,318
Commerce Group, Inc.                                   2,060           119,521
ACE Ltd.                                               2,290           107,790
Calamos Asset Management, Inc. -- Class A              4,040            99,707
UnumProvident Corp.+                                   4,750            97,375
Banco Bradesco SA -- SP ADR+                           1,954            95,590
Jones Lang LaSalle, Inc.                               2,010            92,581
Astoria Financial Corp.                                3,410            90,092
Ameritrade Holding Corp.*                              4,110            88,283
Everest Re Group Ltd.+                                   850            83,215
Ohio Casualty Corp.                                    2,980            80,818
American Home Mortgage Investment Corp.                2,520            76,356
Conseco, Inc.*+                                        3,400            71,774
Student Loan Corp.                                       300            71,064
Axis Capital Holdings Ltd.                             2,420            68,994
Kookmin Bank -- SP ADR                                 1,120            66,360
Commercial Net Lease Realty                            3,200            64,000
Federal Realty Investment Trust+                       1,050            63,976
Mills Corp.                                            1,140            62,791
Principal Financial Group, Inc.                        1,270            60,160
T. Rowe Price Group, Inc.                                920            60,076
MoneyGram International, Inc.                          2,540            55,143
Fremont General Corp.+                                 2,420            52,829
Westcorp                                                 870            51,243
First Republic Bank+                                   1,420            50,027
AvalonBay Communities, Inc.+                             560            47,992
Sterling Financial Corp./WA                            1,889            42,597
First Marblehead Corp.+                                1,555            39,497
Goldman Sachs Group, Inc.                                300            36,474
ICICI Bank Ltd. -- SP ADR                              1,120            31,640
Merrill Lynch & Co., Inc.                                510            31,288
KIMCO Realty Corp.+                                      950            29,849
Center Financial Corp.                                 1,100            25,850
Universal American Financial Corp.*+                   1,050            23,877
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $24,577,948)                                                25,374,899
                                                               ---------------


--------------------------------------------------------------------------------
                                       1

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       236,255   $       236,255
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $236,255)                                                      236,255
                                                               ---------------
SECURITIES LENDING COLLATERAL 19.7%
Investment in Securities Lending Short Term
      Investment Portfolio held
      by U.S. Bank                                 5,043,702         5,043,702
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,043,702)                                                    5,043,702
                                                               ===============
TOTAL INVESTMENTS 119.7%
  (Cost $29,857,905)                                           $    30,654,856
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.7)%                                             $    (5,053,874)
                                                               ---------------
NET ASSETS - 100.0%                                            $    25,600,982

*     Non-Income  Producing  Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.

      REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Johnson & Johnson, Inc.                               56,621   $     3,582,977
Pfizer, Inc.                                         138,848         3,467,034
Amgen, Inc.*                                          32,001         2,549,520
Genentech, Inc.*                                      27,156         2,286,807
UnitedHealth Group, Inc.+                             37,074         2,083,559
Abbott Laboratories                                   43,174         1,830,578
WellPoint, Inc.*                                      21,960         1,665,007
Schering-Plough Corp.                                 63,274         1,331,918
Aetna, Inc.+                                          14,712         1,267,292
Baxter International, Inc.                            30,225         1,205,071
Guidant Corp.                                         16,470         1,134,618
Wyeth                                                 23,740         1,098,450
Stryker Corp.                                         21,579         1,066,650
Medtronic, Inc.                                       17,331           929,288
McKesson Corp.                                        18,330           869,758
St. Jude Medical, Inc.*                               18,451           863,507
Merck & Co., Inc.                                     31,015           843,918
Eli Lilly & Co.+                                      15,455           827,152
Express Scripts, Inc.*+                               11,224           698,133
Gilead Sciences, Inc.*+                               13,999           682,591
Coventry Health Care, Inc.*                            7,927           681,880
Allergan, Inc.+                                        7,355           673,865
Genzyme Corp.*+                                        9,174           657,225
Medimmune, Inc.*                                      19,166           644,936
Bristol-Myers Squibb Co.+                             25,611           616,201
Caremark Rx, Inc.*                                    12,263           612,292
AmerisourceBergen Corp.+                               7,850           606,805
Humana, Inc.*                                         12,635           604,964
Fisher Scientific International, Inc.*+                8,772           544,303
Pacificare Health Systems, Inc.*+                      6,690           533,728
C.R. Bard, Inc.                                        8,044           531,145
CIGNA Corp.                                            4,440           523,298
Hospira, Inc.*                                        12,276           502,948
Omnicare, Inc.+                                        8,860           498,198
WellChoice, Inc.*                                      6,560           497,904
Barr Pharmaceuticals, Inc.*                            8,440           463,525
Health Net, Inc.*+                                     9,530           450,960
Varian Medical Systems, Inc.*+                        11,080           437,771
Tenet Healthcare Corp.*+                              37,400           420,002
Waters Corp.*                                          9,850           409,760
Chiron Corp.*+                                         9,069           395,590
Watson Pharmaceuticals, Inc.*+                         9,990           365,734
Bausch & Lomb, Inc.+                                   4,460           359,833
Kinetic Concepts, Inc.*                                5,942           337,506
Invitrogen Corp.*+                                     4,324           325,294
Community Health Systems, Inc.*+                       8,130           315,525

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                  11,810   $       314,973
Dade Behring Holdings, Inc.                            8,410           308,311
Triad Hospitals, Inc.*+                                6,790           307,383
Cytyc Corp.*                                          11,240           301,794
Respironics, Inc.*                                     6,890           290,620
Beckman Coulter, Inc.                                  5,326           287,497
IVAX Corp.*                                           10,720           282,579
Inamed Corp.*+                                         3,520           266,394
Affymetrix, Inc.*+                                     5,700           263,511
Kos Pharmaceuticals, Inc.*                             3,840           257,011
Universal Health Services, Inc. -- Class B+            4,920           234,340
Techne Corp.*+                                         4,040           230,199
HCA, Inc.                                              4,779           229,010
Cardinal Health, Inc.+                                 3,424           217,218
Sybron Dental Specialties, Inc.*+                      4,350           180,873
Neurometrix, Inc.*                                     5,130           152,720
Radiation Therapy Services, Inc.*+                     4,561           145,313
Immucor, Inc.*+                                        5,190           142,414
Boston Scientific Corp.*+                              6,041           141,178
Alcon, Inc.+                                           1,100           140,668
Chemed Corp.                                           3,160           136,954
Thoratec Corp.*                                        7,710           136,930
Matria Healthcare, Inc.*                               3,580           135,145
Allscripts Healthcare Solutions Inc.*+                 7,360           132,627
AstraZeneca PLC -- SP ADR                              2,790           131,409
Lifecell Corp.*                                        5,910           127,833
Advanced Neuromodulation Systems, Inc.*                2,690           127,667
Per-Se Technologies, Inc.*+                            6,170           127,472
SuperGen, Inc.*+                                      20,140           126,882
WellCare Health Plans, Inc.*                           3,420           126,711
Intuitive Surgical, Inc.*+                             1,710           125,326
Teva Pharmaceutical Industries
  Ltd. -- SP ADR+                                      3,680           122,986
United Therapeutics Corp.*+                            1,760           122,848
CNS, Inc.                                              4,560           118,879
NuVasive, Inc.*                                        6,320           118,437
Kindred Healthcare, Inc.*                              3,780           112,644
Discovery Laboratories, Inc.*                         17,400           112,230
Laserscope*+                                           3,940           111,029
Orasure Technologies, Inc.*                           11,550           108,916
The Trizetto Group, Inc.*                              7,710           108,865
AMERIGROUP Corp.*                                      5,230            99,998
Zimmer Holdings, Inc.*+                                1,036            71,370
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $44,011,282)                                                50,632,184
                                                               ---------------


--------------------------------------------------------------------------------
                                       1

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       454,272   $       454,272
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $454,272)                                                      454,272
                                                               ---------------
SECURITIES LENDING COLLATERAL 14.1%
Investment in Securities Lending Short Term
      Investment Portfolio held
      by U.S. Bank                                 7,151,954         7,151,954
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,151,954)                                                    7,151,954
                                                               ===============
TOTAL INVESTMENTS 114.5%
  (Cost $51,617,508)                                                58,238,410
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (14.5)%                                                  (7,380,560)
                                                               ---------------
NET ASSETS - 100.0%                                            $    50,857,850

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Cisco Systems, Inc.*                                  21,252   $       381,048
Qualcomm, Inc.                                         6,286           281,299
Google, Inc. -- Class A*+                                886           280,384
Time Warner, Inc.                                     14,886           269,585
Yahoo!, Inc.*+                                         7,595           257,015
eBay, Inc.*                                            5,615           231,338
Broadcom Corp. -- Class A*                             3,539           166,014
Juniper Networks, Inc.*                                5,605           133,343
Intuit, Inc.*+                                         2,954           132,369
McAfee, Inc.*+                                         3,925           123,324
Amazon.com, Inc.*+                                     2,640           119,592
Qwest Communications International, Inc.*             28,681           117,592
Research In Motion Ltd.*+                              1,693           115,801
IAC/InterActiveCorp*+                                  4,226           107,129
VeriSign, Inc.*+                                       4,984           106,508
Symantec Corp.*                                        4,297            97,370
Foundry Networks, Inc.*+                               7,555            95,949
EarthLink, Inc.*                                       7,929            84,840
Check Point Software Technologies Ltd.*+               3,427            83,345
Sun Microsystems, Inc.*                               20,788            81,489
F5 Networks, Inc.*                                     1,870            81,289
Internet Security Systems, Inc.*                       3,317            79,641
United Online, Inc.                                    5,558            76,978
WebMD Corp.*+                                          5,964            66,081
E*Trade Financial Corp.*                               3,700            65,120
BEA Systems, Inc.*                                     6,953            62,438
Macromedia, Inc.*                                      1,458            59,297
Websense, Inc.*                                          962            49,264
TIBCO Software, Inc.*                                  5,723            47,844
j2 Global Communications, Inc.*                        1,077            43,532
Monster Worldwide, Inc.*+                              1,230            37,773
Expedia, Inc.*                                         1,806            35,777
Siebel Systems, Inc.+                                  3,088            31,899
InfoSpace, Inc.*                                       1,186            28,310
Click Commerce, Inc.*                                  1,512            27,715
CheckFree Corp.*                                         613            23,184
Stamps.com, Inc.*                                      1,301            22,390
Red Hat, Inc.*+                                          979            20,745
Nutri/System, Inc.*+                                     677            16,939
Internet Initiative Japan, Inc. -- SP ADR*             1,391            13,089
Netflix, Inc.*+                                          374             9,720
CNET Networks, Inc.*+                                    714             9,689
Audible, Inc.*+                                          665             8,173
Digitas, Inc.*+                                          677             7,691
Palm, Inc.*+                                             233             6,601
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $2,730,638)                                                  4,196,513
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $        25,637   $        25,637
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $25,637)                                                        25,637
                                                               ---------------

SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held
   by U.S. Bank                                      637,349           637,349
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $637,349)                                                        637,349
                                                               ===============
TOTAL INVESTMENTS 115.3%
  (Cost $3,393,624)                                            $     4,859,499
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.3)%                                             $      (646,049)
                                                               ---------------
NET ASSETS - 100.0%                                            $     4,213,450

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.7%
Walt Disney Co.+                                      47,584   $     1,148,202
Time Warner, Inc.                                     60,066         1,087,795
News Corp. -- Class A                                 64,368         1,003,497
Carnival Corp.+                                       16,370           818,173
Viacom, Inc. -- Class B                               23,200           765,832
McDonald's Corp.+                                     22,745           761,730
MGM Mirage, Inc.*+                                    16,624           727,632
Yum! Brands, Inc.                                     14,735           713,321
Marriott International, Inc. -- Class A+              11,215           706,545
Starbucks Corp.*                                      13,783           690,528
Hilton Hotels Corp.                                   26,807           598,332
Darden Restaurants, Inc.                              16,619           504,719
Hasbro, Inc.+                                         23,193           455,742
Brinker International, Inc.*+                         11,910           447,340
Brunswick Corp.                                       11,330           427,481
Boyd Gaming Corp.                                      9,660           416,539
Starwood Hotels & Resorts Worldwide, Inc.              7,281           416,255
DreamWorks Animation SKG, Inc. -- Class A*            14,310           395,815
Polaris Industries, Inc.+                              7,942           393,526
THQ, Inc.*                                            17,190           366,491
Shuffle Master, Inc.*+                                13,837           365,712
Papa John's International, Inc.*                       7,217           361,716
Electronic Arts, Inc.*                                 6,337           360,512
Applebee's International, Inc.                        17,360           359,178
CBRL Group, Inc.+                                     10,630           357,806
Activision, Inc.*+                                    16,286           333,049
Warner Music Group Corp.*                             17,290           320,038
Marvel Entertainment, Inc.*+                          17,529           313,243
Panera Bread Co. -- Class A*                           5,840           298,891
Jakks Pacific, Inc.*+                                 17,784           288,634
Choice Hotels International, Inc.                      4,462           288,424
IHOP Corp.                                             6,970           283,958
Harrah's Entertainment, Inc.                           3,909           254,828
Las Vegas Sands Corp.*+                                7,630           251,103
Sonic Corp.*                                           8,770           239,859
Bluegreen Corp.*                                      12,410           219,036
Royal Caribbean Cruises Ltd.+                          5,030           217,296
Mattel, Inc.+                                         12,474           208,066
Dave & Buster's, Inc.*                                15,370           205,190
Scientific Games Corp. -- Class A*+                    6,570           203,670
International Game Technology, Inc.+                   7,326           197,802
Wynn Resorts Ltd.*+                                    4,339           195,906
O'Charleys, Inc.*                                     12,565           179,805
Shanda Interactive Entertainment Ltd.*+                6,470           175,014
Jack in the Box, Inc.*+                                5,115           152,990
Eastman Kodak Co.                                      6,065           147,561
Station Casinos, Inc.                                  2,120           140,683
Luby's, Inc.*                                          9,820           128,249
Lions Gate Entertainment Corp.*+                      13,090           124,879
Argosy Gaming Co.*                                     2,393           112,447
Bally Total Fitness Holding Corp.*                    23,646           105,698
Wendy's International, Inc.                            2,207            99,646
GTECH Holdings Corp.                                   2,504            80,278
Penn National Gaming, Inc.*                            2,570            79,953
Pixar*+                                                1,736            77,269
Lone Star Steakhouse & Saloon, Inc.                    2,710            70,460
Ameristar Casinos, Inc.                                3,380            70,439
Domino's Pizza, Inc.                                   2,710            63,197

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Marinemax, Inc.*                                       2,350   $        59,902
Nautilus, Inc.                                         1,750            38,623
Meade Instruments Corp.*                              11,060            29,420
Krispy Kreme Doughnuts, Inc.*+                         3,745            23,444
Oakley, Inc.                                           1,330            23,062
Mikohn Gaming Corp.*                                   1,680            22,327
Monarch Casino & Resort, Inc.*                         1,160            19,708
Outback Steakhouse, Inc.                                 316            11,566
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $19,585,358)                                                21,006,032
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
3.25% due 10/03/05                           $       128,992           128,992
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $128,992)                                                      128,992
                                                               ---------------
SECURITIES LENDING COLLATERAL 19.9%
Investment in Securities Lending Short Term
      Investment Portfolio held by
      U.S. Bank                                    4,182,322         4,182,322
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,182,322)                                                  4,182,322
                                                               ---------------
TOTAL INVESTMENTS 120.2%
  (Cost $23,896,672)                                           $    25,317,346
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.2)%                                             $    (4,252,464)
                                                               ---------------
NET ASSETS - 100.0%                                            $    21,064,882

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 98.7%
Newmont Mining Corp.+                                117,665   $     5,550,258
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                    81,930         3,980,979
Barrick Gold Corp.+                                  104,750         3,042,987
Goldcorp, Inc.+                                      123,228         2,469,489
Placer Dome, Inc.                                    134,402         2,304,994
AngloGold Ashanti Ltd. -- SP ADR+                     49,197         2,087,921
Gold Fields Ltd. -- SP ADR                           117,543         1,707,900
Glamis Gold Ltd.*+                                    67,262         1,486,490
Harmony Gold Mining Co. Ltd. -- SP ADR*+             127,950         1,399,773
Coeur d'Alene Mines Corp.*                           329,863         1,395,320
Meridian Gold, Inc.*+                                 59,894         1,312,278
Pan American Silver Corp.*                            72,227         1,275,529
Cia de Minas Buenaventura SA -- SP ADR                40,260         1,250,073
Royal Gold, Inc.+                                     44,727         1,201,814
Agnico-Eagle Mines Ltd.+                              78,765         1,166,510
Kinross Gold Corp.*                                  137,946         1,059,425
Bema Gold Corp.*+                                    378,894         1,019,225
Randgold Resources Ltd. -- SP ADR*+                   61,832           971,999
Silver Standard Resources, Inc.*+                     65,153           892,596
Apex Silver Mines Ltd.*                               55,021           864,380
Hecla Mining Co.*+                                   196,704           861,564
Golden Star Resources Ltd.*+                         245,591           820,274
Stillwater Mining Co.*+                               72,905           667,081
Novagold Resources, Inc.*+                            70,984           568,582
Crystallex International Corp.*+                     326,186           512,112
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $29,580,212)                                                39,869,553
                                                               ---------------

                                                        FACE           MARKET
                                                      AMOUNT            VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 3.25% due 10/03/05  $       563,552           563,552
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $563,552)                                                      563,552
                                                               ---------------
SECURITIES LENDING COLLATERAL 29.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by U.S. Bank          11,777,167        11,777,167
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,777,167)                                                  11,777,167
                                                               ---------------
TOTAL INVESTMENTS 129.2%
  (Cost $41,920,931)                                           $    52,210,272
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (29.2)%                                                 (11,793,562)
                                                               ---------------
NET ASSETS - 100.0%                                            $    40,416,710

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
  Simon Property Group, Inc.+                         15,872         1,176,433
  Equity Office Properties Trust+                     31,281         1,023,202
  Vornado Realty Trust                                11,470           993,531
  Equity Residential+                                 26,101           987,923
  General Growth Properties, Inc.+                    21,954           986,393
  ProLogis+                                           20,187           894,486
  Public Storage, Inc.+                               12,649           847,483
  Boston Properties, Inc.                             11,546           818,611
  KIMCO Realty Corp.+                                 25,900           813,778
  Archstone-Smith Trust+                              20,131           802,623
  Plum Creek Timber Co., Inc. (REIT)+                 20,905           792,509
  AvalonBay Communities, Inc.+                         8,394           719,366
  Host Marriott Corp.+                                41,380           699,322
  Duke Realty Corp.+                                  18,837           638,198
  Developers Diversified Realty Corp.+                13,500           630,450
  AMB Property Corp.+                                 13,242           594,566
  Trizec Properties, Inc.                             25,715           592,988
  iStar Financial, Inc.                               14,638           591,814
  CB Richard Ellis Group, Inc. -- Class A*            11,766           578,887
  Health Care Property Investors, Inc.                21,224           572,836
  Liberty Property Trust+                             13,063           555,700
  St. Joe Co.                                          8,803           549,747
  Macerich Co.+                                        8,433           547,639
  Global Signal, Inc.                                 12,210           546,275
  Apartment Investment &
      Management Co. -- Class A+                      13,920           539,818
  Weingarten Realty Investors                         14,109           534,026
  United Dominion Realty Trust, Inc.                  22,326           529,126
  Shurgard Storage Centers, Inc. -- Class A            9,450           527,971
  Federal Realty Investment Trust+                     8,646           526,801
  Regency Centers Corp.+                               9,160           526,242
  Rayonier, Inc.                                       8,954           515,929
  Ventas, Inc.                                        16,000           515,200
  Arden Realty, Inc.+                                 12,481           513,843
  Camden Property Trust                                9,080           506,210
  Reckson Associates Realty Corp.                     14,532           502,081
  SL Green Realty Corp.+                               7,236           493,350
  Hospitality Properties Trust                        11,472           491,690
  Mack-Cali Realty Corp.                              10,708           481,218
  Forest City Enterprises, Inc. -- Class A            12,536           477,622
  BRE Properties -- Class A                           10,634           473,213
  Pan Pacific Retail Properties, Inc.                  7,136           470,262
  HRPT Properties Trust                               37,706           467,931
  Mills Corp.+                                         8,360           460,469
  Essex Property Trust, Inc.+                          5,047           454,230
  CBL & Associates Properties, Inc.                   11,015           451,505
  Prentiss Properties Trust                           10,817           439,170
  CenterPoint Properties Trust                         9,790           438,592
  Health Care REIT, Inc.                              11,496           426,387
  Capital Automotive REIT                             10,848           419,926
  New Plan Excel Realty Trust                         17,928           411,448
  Healthcare Realty Trust, Inc.                       10,140           407,020
  Crescent Real Estate EQT Co.                        19,754           405,155
  Thornburg Mortgage, Inc.+                           16,122           404,017
  CarrAmerica Realty Corp.                            11,223           403,467
  First Industrial Realty Trust, Inc.+                10,059           402,863
  Alexandria Real Estate Equities, Inc.+               4,779           395,176
  Kilroy Realty Corp.                                  6,943           389,016
  Realty Income Corp.                                 16,129           385,644

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Nationwide Health Properties, Inc.                  16,093   $       374,967
  Corporate Office Properties Trust SBI/MD            10,724           374,804
  Post Properties, Inc.                               10,041           374,027
  Brandywine Realty Trust+                            11,926           370,779
  Colonial Properties Trust                            8,332           370,607
  Highwoods Properties, Inc.+                         12,179           359,402
  Cousins Properties, Inc.+                           11,742           354,843
  Senior Housing Properties Trust                     18,610           353,590
  American Financial Realty Trust                     24,610           349,462
  Taubman Centers, Inc.                               11,024           349,461
  Heritage Property Investment Trust                   9,908           346,780
  New Century Financial Corp.                          9,480           343,840
  Washington Real Estate Investment Trust             11,001           342,241
  Pennsylvania Real Estate Investment Trust            7,914           333,813
  Lexington Corporate Properties Trust                13,949           328,499
  Home Properties, Inc.                                8,366           328,365
  Commercial Net Lease Realty                         15,960           319,200
  Mid-America Apartment Communities, Inc.+             6,705           311,850
  LaSalle Hotel Properties                             8,926           307,501
  Friedman Billings Ramsey Group,
      Inc. -- Class A+                                29,377           299,352
  Eastgroup Properties                                 6,780           296,625
  Sovran Self Storage, Inc.                            5,980           292,721
  Entertainment Properties Trust                       6,516           290,809
  Annaly Mortgage Management, Inc.                    22,409           290,197
  Trustreet Properties, Inc.                          18,481           289,228
  Equity Lifestyle Properties, Inc.                    6,345           285,525
  FelCor Lodging Trust, Inc.*                         18,613           281,987
  Inland Real Estate Corp.                            17,170           268,882
  PS Business Parks, Inc.                              5,868           268,754
  Meristar Hospitality Corp.*                         29,002           264,788
  Glimcher Realty Trust                               10,290           251,796
  Innkeepers USA Trust                                16,136           249,301
  National Health Investors, Inc.                      8,812           243,299
  Tanger Factory Outlet Centers, Inc.                  8,726           242,670
  AMLI Residential Properties Trust                    7,500           240,525
  Equity Inns, Inc.                                   17,445           235,507
  Sun Communities, Inc.                                6,824           223,554
  Saul Centers, Inc.                                   6,198           223,066
  Parkway Properties, Inc./MD                          4,603           215,973
  Glenborough Realty Trust, Inc.                      10,959           210,413
  Town & Country Trust+                                7,170           208,073
  Ramco-Gershenson Properties                          7,081           206,694
  Acadia Realty Trust                                 11,250           202,387
  Bedford Property Investors, Inc.                     7,880           187,859
  Correctional Properties Trust                        6,061           178,254
  Universal Health Realty Income Trust                 5,117           170,140
  Urstadt Biddle Properties, Inc.                      8,930           135,379
  Winston Hotels, Inc.                                13,191           131,910
  Associated Estates Realty Corp.                     12,982           127,224
  American Land Lease, Inc.                            4,230           100,463
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $41,298,182)                                                47,448,764
                                                               ---------------


--------------------------------------------------------------------------------
                                        1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $        82,432   $        82,432
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $82,432)                                                        82,432
                                                               ---------------

SECURITIES LENDING COLLATERAL 15.5%
Investment in Securities Lending Short Term
      Investment Portfolio held by
      U.S. Bank                                    7,371,805         7,371,805
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,371,805)                                                    7,371,805
                                                               ---------------

TOTAL INVESTMENTS 115.2%
  (Cost $48,752,419)                                           $    54,903,001
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.2)%                                             $    (7,232,461)
                                                               ---------------
NET ASSETS - 100.0%                                            $    47,670,540

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                        2

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.0%
Wal-Mart Stores, Inc.+                                49,670   $     2,176,539
Home Depot, Inc.                                      42,500         1,620,950
eBay, Inc.*                                           28,520         1,175,024
Federated Department Stores, Inc                      17,313         1,157,720
Nordstrom, Inc.                                       31,570         1,083,482
Lowe's Cos., Inc.+                                    15,938         1,026,407
Target Corp.                                          17,843           926,587
Staples, Inc.+                                        42,236           900,472
Costco Wholesale Corp.+                               18,270           787,254
Walgreen Co.+                                         16,330           709,538
Best Buy Co., Inc.+                                   16,196           705,012
Genuine Parts Co.                                     16,320           700,128
Sherwin-Williams Co.                                  15,080           664,576
AutoZone, Inc.*+                                       7,535           627,289
Office Depot, Inc.*+                                  20,185           599,494
CarMax, Inc.*+                                        18,920           591,628
CVS Corp.+                                            18,160           526,822
J.C. Penney Holding Co., Inc.                         10,304           488,616
Michaels Stores, Inc.                                 14,510           479,701
Petsmart, Inc.                                        21,650           471,537
Sears Holdings Corp.*+                                 3,632           451,893
Big Lots, Inc.*+                                      40,990           450,480
American Eagle Outfitters, Inc.                       18,866           443,917
Pacific Sunwear of California, Inc.*+                 19,790           424,298
Neiman-Marcus Group, Inc. -- Class A                   4,150           414,792
AutoNation, Inc.*+                                    20,450           408,386
Aeropostale, Inc.*+                                   18,790           399,287
ShopKo Stores, Inc.*                                  15,590           397,857
Amazon.com, Inc.*+                                     8,769           397,236
Advance Auto Parts, Inc.*+                            10,015           387,380
Men's Wearhouse, Inc.*+                               14,170           378,339
Payless Shoesource, Inc.*+                            21,180           368,532
Urban Outfitters, Inc.*+                              12,240           359,856
IAC/InterActiveCorp*+                                 13,915           352,745
Barnes & Noble, Inc.                                   9,110           343,447
Aaron Rents, Inc.                                     15,490           327,614
Asbury Automotive Group, Inc.*                        19,051           324,439
Building Material Holding Corp.                        3,448           321,319
Limited Brands, Inc.                                  15,359           313,784
Ross Stores, Inc.                                     12,790           303,123
HOT Topic, Inc.*                                      19,640           301,670
Chico's FAS, Inc.*+                                    7,958           292,854
Buckle, Inc.                                           8,228           279,505
Abercrombie & Fitch Co. -- Class A                     5,555           276,917

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Genesco, Inc.*                                         7,330   $       272,969
TBC Corp.*                                             7,835           270,229
The Gap, Inc.                                         15,095           263,106
Kohl's Corp.*                                          5,204           261,137
Burlington Coat Factory Warehouse Corp.                6,785           258,101
Bebe Stores, Inc.+                                    12,780           223,650
Too, Inc.*+                                            7,450           204,354
Pantry, Inc.*                                          5,170           193,203
Bed Bath & Beyond, Inc.*                               4,803           192,985
Expedia, Inc.*                                         9,325           184,728
Electronics Boutique Holdings Corp.*                   2,910           182,864
Rite Aid Corp.*+                                      44,510           172,699
Dress Barn, Inc.*+                                     7,050           160,458
Conn's, Inc.*+                                         5,780           160,222
O'Reilly Automotive, Inc.*                             5,230           147,381
Children's Place Retail Stores, Inc.*                  4,120           146,837
Stein Mart, Inc.                                       7,140           144,942
Trans World Entertainment Corp.*                      17,327           136,710
Select Comfort Corp.*+                                 6,694           133,746
TJX Cos., Inc.                                         6,445           131,994
Hibbett Sporting Goods, Inc.*                          5,825           129,606
Regis Corp.                                            3,254           123,066
Stamps.com, Inc.*                                      6,900           118,749
United Auto Group, Inc.                                3,540           116,962
BJ's Wholesale Club, Inc.*+                            3,729           103,666
GameStop Corp. -- Class B*                             3,030            86,022
Foot Locker, Inc.+                                     3,560            78,106
Tuesday Morning Corp.                                  2,680            69,332
Handleman Co.+                                         4,330            54,688
Family Dollar Stores, Inc.                             2,680            53,252
Longs Drug Stores Corp.                                1,230            52,755
Sports Authority, Inc.*+                               1,710            50,342
CSK Auto Corp.*                                        2,884            42,914
Hancock Fabrics, Inc./DE                               6,300            42,399
Restoration Hardware, Inc.*                            5,780            36,530
Dollar General Corp.+                                  1,990            36,497
Guess ?, Inc.*                                         1,520            32,574
Insight Enterprises, Inc.*                             1,737            32,308
99 Cents Only Stores*                                  3,160            29,230
Movie Gallery, Inc.+                                   1,870            19,429
Dollar Tree Stores, Inc.*                                  1                22
Cato Corp. -- Class A                                      1                20
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $27,951,204)                                                31,289,230
                                                               ---------------


--------------------------------------------------------------------------------
                                        1

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       293,838   $       293,838
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $293,838)                                                      293,838
                                                               ---------------

SECURITIES LENDING COLLATERAL 20.9%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bank                                 6,588,042         6,588,042
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,588,042)                                                    6,588,042
                                                               ---------------

TOTAL INVESTMENTS 120.8%
  (Cost $34,833,084)                                                38,171,110
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.8)%                                                  (6,568,790)
                                                               ---------------
NET ASSETS - 100.0%                                            $    31,602,320

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Microsoft Corp.                                       41,042   $     1,056,011
Intel Corp.                                           37,564           925,953
Dell, Inc.*                                           21,660           740,772
Cisco Systems, Inc.*                                  40,541           726,900
International Business Machines
  Corp.                                                8,406           674,329
Hewlett-Packard Co.                                   17,567           512,956
Yahoo!, Inc.*+                                        14,250           482,220
Applied Materials, Inc.                               28,382           481,359
Texas Instruments, Inc.+                              13,746           465,989
Qualcomm, Inc.                                         9,918           443,830
Motorola, Inc.+                                       19,602           433,008
Xerox Corp.*+                                         29,646           404,668
Oracle Corp.*                                         32,578           403,641
Google, Inc. -- Class A*+                              1,250           395,575
Apple Computer, Inc.*                                  6,984           374,412
KLA-Tencor Corp.+                                      6,182           301,434
EMC Corp./MA*+                                        21,150           273,681
Corning, Inc.*                                        13,760           265,981
Paychex, Inc.+                                         6,660           246,953
Intuit, Inc.*+                                         5,050           226,290
Affiliated Computer Services,
  Inc. -- Class A*+                                    3,190           174,174
Symantec Corp.*+                                       7,050           159,753
Adobe Systems, Inc.+                                   5,210           155,518
DST Systems, Inc.*+                                    2,800           153,524
Sandisk Corp.*+                                        3,140           151,505
Arrow Electronics, Inc.*                               4,680           146,765
Novell, Inc.*                                         19,520           145,424
Lam Research Corp.*+                                   4,696           143,087
Jabil Circuit, Inc.*                                   4,550           140,686
Ceridian Corp.*                                        6,580           136,535
Juniper Networks, Inc.*+                               5,710           135,841
Novellus Systems, Inc.*+                               5,285           132,548
Avnet, Inc.*+                                          5,320           130,074
National Semiconductor Corp.+                          4,890           128,607
McAfee, Inc.*+                                         4,046           127,125
Parametric Technology Corp.*                          17,672           123,174
Advanced Micro Devices, Inc.*+                         4,831           121,741
Analog Devices, Inc.+                                  3,210           119,219
Autodesk, Inc.                                         2,494           115,821
Global Payments, Inc.+                                 1,474           114,559
Lucent Technologies, Inc.*+                           34,385           111,751
Compuware Corp.*                                      11,550           109,725
Electronic Arts, Inc.*+                                1,920           109,229
Computer Associates
  International, Inc.                                  3,880           107,903
Computer Sciences Corp.*                               2,270           107,394
Cymer, Inc.*                                           3,386           106,050

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Nvidia Corp.*+                                         3,080   $       105,582
Network Appliance, Inc.*                               4,410           104,693
NCR Corp.*                                             3,130            99,878
BEA Systems, Inc.*                                    10,988            98,672
Harris Corp.                                           2,348            98,146
Belden CDT, Inc.+                                      5,040            97,927
CSG Systems International, Inc.*                       4,490            97,478
Mercury Interactive Corp.*+                            2,360            93,456
VeriSign, Inc.*+                                       4,280            91,464
Sybase, Inc.*+                                         3,840            89,933
MEMC Electronic Materials,
  Inc.*+                                               3,920            89,337
Imation Corp.                                          2,050            87,883
Broadcom Corp. -- Class A*                             1,830            85,845
Comverse Technology, Inc.*+                            3,130            82,225
Filenet Corp.*                                         2,780            77,562
Solectron Corp.*                                      19,706            77,050
CACI International, Inc. --
  Class A*+                                            1,270            76,962
Fiserv, Inc.*+                                         1,670            76,603
Western Digital Corp.*+                                5,690            73,572
Factset Research Systems, Inc.                         2,080            73,299
Citrix Systems, Inc.*+                                 2,880            72,403
Powerwave Technologies, Inc.*+                         5,510            71,575
LSI Logic Corp.*+                                      7,190            70,821
Fair Isaac Corp.+                                      1,530            68,544
MPS Group, Inc.*                                       5,760            67,968
Avaya, Inc.*                                           6,382            65,735
BISYS Group, Inc.*                                     4,830            64,867
Tech Data Corp.*+                                      1,740            63,875
QLogic Corp.*                                          1,859            63,578
Cognizant Technology Solutions
  Corp.*                                               1,356            63,176
Macromedia, Inc.*                                      1,530            62,225
Cadence Design Systems, Inc.*+                         3,833            61,941
SRA International, Inc. -- Class
  A*                                                   1,720            61,026
Internet Security Systems, Inc.*                       2,460            59,065
Activision, Inc.*+                                     2,853            58,344
Linear Technology Corp.+                               1,550            58,264
International Rectifier Corp.*                         1,270            57,252
Freescale Semiconductor, Inc. --
  Class B*                                             2,400            56,592
Anixter International, Inc.*                           1,400            56,462
NAVTEQ Corp.*+                                         1,110            55,444
ADC Telecommunications, Inc.*+                         2,410            55,093
Hyperion Solutions Corp.*+                             1,030            50,109


--------------------------------------------------------------------------------
                                        1

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Ingram Micro, Inc. -- Class A*                         2,670   $        49,502
Semtech Corp.*+                                        2,989            49,229
Agere Systems, Inc.*                                   4,630            48,198
Wind River Systems, Inc.*+                             3,620            46,807
Microsemi Corp.*+                                      1,810            46,227
Amphenol Corp. -- Class A                              1,130            45,584
Websense, Inc.*                                          863            44,194
Avocent Corp.*+                                        1,380            43,663
F5 Networks, Inc.*+                                    1,000            43,470
ATMI, Inc.*                                            1,350            41,850
Trimble Navigation Ltd.*                               1,236            41,641
Microchip Technology, Inc.                             1,340            40,361
Cree, Inc.*+                                           1,580            39,532
Acxiom Corp.                                           2,100            39,312
Micros Systems, Inc.*+                                   890            38,938
Salesforce.com, Inc.*                                  1,680            38,842
j2 Global Communications, Inc.*+                         960            38,803
Checkpoint Systems, Inc.*                              1,610            38,189
Integrated Device Technology,
  Inc.*                                                3,370            36,194
Standard Microsystems Corp.*                           1,200            35,892
Serena Software, Inc.*                                 1,780            35,475
Global Imaging Systems, Inc.*                          1,030            35,072
ViaSat, Inc.*                                          1,350            34,628
CheckFree Corp.*                                         910            34,416
Coherent, Inc.*                                        1,120            32,794
MAXIMUS, Inc.                                            900            32,175
Synaptics, Inc.*+                                      1,690            31,772
MTS Systems Corp.                                        840            31,727
Itron, Inc.*                                             690            31,505
Black Box Corp.+                                         750            31,470
Talx Corp.                                               950            31,151
iPayment Holdings, Inc.*                                 820            31,029
Hutchinson Technology, Inc.*+                          1,140            29,777
SPSS, Inc.*                                            1,240            29,760
Intrado, Inc.*                                         1,650            29,750
THQ, Inc.*                                             1,380            29,422
Photronics, Inc.*+                                     1,510            29,294
Agilsys, Inc.                                          1,690            28,460
Gateway, Inc.*                                        10,490            28,323
Ciber, Inc.*+                                          3,700            27,491
Ultratech, Inc.*                                       1,740            27,127
Progress Software Corp.*                                 850            27,005
Anteon International Corp.*                              620            26,511
Methode Electronics, Inc. --
  Class A                                              2,300            26,496
Altiris, Inc.*                                         1,650            25,229
Sun Microsystems, Inc.*                                6,415            25,147
Brooks Automation, Inc.*+                              1,880            25,060
Sanmina-SCI Corp.*                                     5,710            24,496

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Symmetricom, Inc.*                                     3,100   $        23,994
Kronos, Inc./MA*                                         500            22,320
Comtech Telecommunications
  Corp.*                                                 530            21,979
Digital Insight Corp.*                                   840            21,890
Digi International, Inc.*                              1,970            21,138
Dionex Corp.*                                            353            19,150
Keane, Inc.*+                                          1,560            17,831
Mantech International Corp. --
  Class A*                                               590            15,582
Total System Services, Inc.                              660            15,385
Tellabs, Inc.*                                         1,380            14,518
Netgear, Inc.*                                           530            12,752
Akamai Technologies, Inc.*                               420             6,699
Red Hat, Inc.*+                                          240             5,086
Symbol Technologies, Inc.                                  2                19
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $15,625,281)                                                18,282,953
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       113,502           113,502
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $113,502)                                                      113,502
                                                               ---------------
SECURITIES LENDING COLLATERAL 18.0%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bank                                 3,308,748         3,308,748
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,308,748)                                                    3,308,748
                                                               ---------------
TOTAL INVESTMENTS 118.1%
  (Cost $19,047,531)                                           $    21,705,203
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (18.1)%                                             $   (3,333,662)
                                                               ---------------
NET ASSETS - 100.0%                                            $    18,371,541

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.4%
Cisco Systems, Inc.*                                  72,610   $     1,301,897
Vodafone Group PLC -- SP ADR+                         48,630         1,262,921
Qualcomm, Inc.                                        21,490           961,677
Nokia OYJ -- SP ADR+                                  52,490           887,606
Motorola, Inc.+                                       38,070           840,966
Sprint Nextel Corp.                                   30,268           719,773
Telefonaktiebolaget LM Ericsson -- SP ADR*+           19,365           713,407
Alltel Corp.+                                         10,801           703,253
Verizon Communications, Inc.                          20,600           673,414
SBC Communications, Inc.+                             25,790           618,186
Corning, Inc.*                                        31,770           614,114
Juniper Networks, Inc.*+                              17,630           419,418
AT&T Corp.+                                           21,181           419,384
BellSouth Corp.+                                      15,660           411,858
Lucent Technologies, Inc.*+                          115,525           375,456
PanAmSat Holding Corp.                                14,820           358,644
Qwest Communications International, Inc.*             81,530           334,273
Telewest Global, Inc.*                                13,300           305,235
Alcatel SA -- SP ADR*+                                21,950           294,569
NII Holdings, Inc. -- Class B*                         3,480           293,886
Harris Corp.                                           7,010           293,018
MCI, Inc.                                             11,470           290,994
American Tower Corp. -- Class A*+                     11,656           290,817
Nextel Partners, Inc. -- Class A*                     11,180           280,618
Comverse Technology, Inc.*+                           10,360           272,157
Scientific-Atlanta, Inc.+                              6,970           261,445
Avaya, Inc.*                                          23,788           245,016
Citizens Communications Co.+                          16,820           227,911
Cincinnati Bell, Inc.*                                47,610           209,960
ADC Telecommunications, Inc.*                          9,040           206,654
Powerwave Technologies, Inc.*+                        15,420           200,306
Tellabs, Inc.*                                        18,780           197,566
Alamosa Holdings, Inc.*+                              11,130           190,434
Avocent Corp.*+                                        5,540           175,286
Belden CDT, Inc.+                                      8,657           168,206
Commonwealth Telephone Enterprises, Inc.               4,340           163,618
ViaSat, Inc.*                                          6,195           158,902
JDS Uniphase Corp.*+                                  71,560           158,863
ADTRAN, Inc.                                           4,900           154,350
CenturyTel, Inc.+                                      4,260           149,015
U.S. Cellular Corp.*                                   2,750           146,905
F5 Networks, Inc.*+                                    3,170           137,800
Crown Castle International Corp.*                      5,594           137,780
CIENA Corp.*                                          45,500           120,120
Andrew Corp.*                                          9,197           102,547
Symmetricom, Inc.*                                    13,218           102,307
Black Box Corp.+                                       2,290            96,088
Netgear, Inc.*                                         3,880            93,353
3Com Corp.*+                                          22,592            92,175
Plantronics, Inc.                                      2,920            89,965
General Communication -- Class A*+                     8,450            83,655
Polycom, Inc.*                                         5,110            82,629
Utstarcom, Inc.*+                                      9,340            76,308
Digi International, Inc.*                              6,340            68,028
Harmonic, Inc.*                                       10,360            60,295
Inter-Tel, Inc.                                        2,660            55,860
Ditech Communications Corp.*                           6,550            44,147
Tollgrade Communications, Inc.*                        4,810            40,693

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
PC-Tel, Inc.*                                          4,290   $        40,326
America Movil SA de CV -- SP ADR                         890            23,425
Comtech Telecommunications Corp.*                        540            22,394
SK Telecom Co. Ltd. -- SP ADR                            890            19,438
KT Corp. -- SP ADR                                       860            19,350
Golden Telecom, Inc.                                     610            19,258
Tele Norte Leste Participacoes SA -- ADR               1,160            19,175
UbiquiTel, Inc.*                                       2,150            18,791
Talk America Holdings, Inc.*                           1,970            18,577
Deutsche Telekom AG -- SP ADR                            890            16,234
Premiere Global Services, Inc.*                        1,930            15,787
Telesystem International Wireless, Inc.*               1,150             1,012
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $15,073,337)                                                18,669,495
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       129,818           129,818
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $129,818)                                                      129,818
                                                               ---------------

SECURITIES LENDING COLLATERAL 20.2%
Investment in Securities Lending Short Term
    Investment Portfolio held
    by U.S. Bank                                   3,796,864         3,796,864
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,796,864)                                                    3,796,864
                                                               ---------------
TOTAL INVESTMENTS 120.3%
  (Cost $19,000,019)                                           $    22,596,177
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.3)%                                             $    (3,807,182)
                                                               ---------------
NET ASSETS - 100.0%                                            $    18,788,995

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.8%
United Parcel Service, Inc. --
  Class B                                             20,949   $     1,448,204
Burlington Northern Santa Fe Corp.                    21,800         1,303,640
Norfolk Southern Corp.                                30,797         1,249,126
FedEx Corp.+                                          11,180           974,113
Union Pacific Corp.                                   12,704           910,877
C.H. Robinson Worldwide, Inc.                         11,729           752,063
CSX Corp.                                             14,485           673,263
CNF, Inc.                                             11,770           617,925
Southwest Airlines Co.                                35,673           529,744
Landstar System, Inc.                                 12,442           498,053
Yellow Roadway Corp.*                                 11,342           469,786
Expeditors International
  Washington, Inc.+                                    6,150           349,197
Forward Air Corp.                                      8,899           327,839
Alexander & Baldwin, Inc.                              6,068           323,060
Laidlaw International, Inc.                           12,470           301,400
AMR Corp.*+                                           26,947           301,267
Alaska Air Group, Inc.*+                              10,272           298,504
Kirby Corp.*                                           4,901           242,256
SkyWest, Inc.                                          9,012           241,702
Canadian National Railway Co.                          3,313           235,190
EGL, Inc.*                                             8,353           226,784
ABX Air, Inc.*                                        26,490           217,218
Arkansas Best Corp.+                                   6,030           210,266
J.B. Hunt Transport Services, Inc.                    10,260           195,043
Heartland Express, Inc.+                               9,237           187,881
Frontier Airlines, Inc.*                              19,030           186,113
Kansas City Southern*                                  7,911           184,405
Ryder System, Inc.                                     4,987           170,655
Swift Transportation Co., Inc.*                        8,219           145,476
Mesa Air Group, Inc.*+                                17,080           140,910
Knight Transportation, Inc.                            5,376           130,959
Pinnacle Airlines Corp.*                              16,440           106,860
CP Ships Ltd.                                          4,790           102,171
Old Dominion Freight Line, Inc.*                       2,850            95,447
Continental Airlines, Inc. --
  Class B*+                                            7,660            73,996
JetBlue Airways Corp.*+                                3,912            68,851
HUB Group, Inc. -- Class A*                            1,619            59,434
World Air Holdings, Inc.*                              4,470            47,382
Canadian Pacific Railway Ltd.                          1,059            45,495
Ryanair Holdings PLC -- SP ADR*                          700            31,871
Werner Enterprises, Inc.                               1,800            31,122
AirTran Holdings, Inc.*+                               2,160            27,346

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Gol Linhas Aereas Inteligentes
  SA -- SP ADR+                                          760   $        24,662
USA Truck, Inc.*                                         790            19,987
Sirva, Inc.*                                           1,462            10,907
Pacer International, Inc.                                160             4,218
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $11,044,863)                                                14,792,668
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $        96,287            96,287
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $96,287)                                                        96,287
                                                               ---------------
SECURITIES LENDING COLLATERAL 6.2%
Investment in Securities Lending Short
Term
    Investment Portfolio held
    by U.S. Bank                                     914,012           914,012
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $914,012)                                                        914,012
                                                               ---------------
TOTAL INVESTMENTS 106.6%
  (Cost $12,055,162)                                                15,802,967
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (6.6)%                                                    (973,892)
                                                               ---------------
NET ASSETS - 100.0%                                            $    14,829,075

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
TXU Corp.+                                            22,594   $     2,550,411
Exelon Corp.+                                         47,064         2,515,100
American Electric Power Co., Inc.+                    59,758         2,372,393
Southern Co.+                                         65,838         2,354,367
Duke Energy Corp.+                                    79,087         2,306,968
Dominion Resources, Inc./VA+                          26,614         2,292,530
Edison International                                  40,435         1,911,767
FirstEnergy Corp.+                                    36,311         1,892,529
Entergy Corp.                                         24,324         1,807,760
FPL Group, Inc.                                       37,674         1,793,282
PG&E Corp.+                                           43,923         1,723,978
Public Service Enterprise Group, Inc.                 25,741         1,656,691
PPL Corp.                                             46,932         1,517,311
Ameren Corp.                                          27,675         1,480,336
Xcel Energy, Inc.+                                    74,193         1,454,925
Constellation Energy Group, Inc.                      23,117         1,424,007
Sempra Energy                                         30,193         1,420,883
AES Corp.*                                            83,290         1,368,455
Pinnacle West Capital Corp.                           30,750         1,355,460
Consolidated Edison, Inc.+                            27,054         1,313,472
Questar Corp.                                         14,889         1,312,019
Cinergy Corp.                                         26,979         1,198,137
Nicor, Inc.+                                          28,119         1,181,842
CenterPoint Energy, Inc.+                             77,047         1,145,689
DTE Energy Co.+                                       24,229         1,111,142
Allegheny Energy, Inc.*+                              34,590         1,062,605
Pepco Holdings, Inc.                                  43,966         1,023,089
WPS Resources Corp.+                                  17,675         1,021,615
Wisconsin Energy Corp.                                25,140         1,003,589
Reliant Energy, Inc.*+                                64,895         1,001,979
NiSource, Inc.+                                       40,289           977,008
CMS Energy Corp.*+                                    58,350           959,857
Westar Energy, Inc.+                                  39,668           957,189
Oneok, Inc.+                                          27,982           951,948
TECO Energy, Inc.+                                    51,777           933,021
Atmos Energy Corp.                                    32,854           928,125
MDU Resources Group, Inc.                             25,032           892,391
Aqua America, Inc.                                    23,160           880,543
NSTAR                                                 28,678           829,368
SCANA Corp.                                           19,430           820,723
Vectren Corp.                                         28,806           816,650
Energen Corp.                                         18,800           813,288
AGL Resources, Inc.                                   21,671           804,211
NorthWestern Corp.                                    26,100           787,959
UGI Corp.                                             27,554           775,645
Duquesne Light Holdings, Inc.+                        44,810           771,180
NRG Energy, Inc.*+                                    17,985           766,161

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
DPL, Inc.+                                            27,111   $       753,686
Southern Union Co.*                                   29,127           750,603
Energy East Corp.+                                    29,437           741,518
Cleco Corp.                                           31,095           733,220
Northwest Natural Gas Co.                             18,710           696,386
Equitable Resources, Inc.                             17,804           695,424
Sierra Pacific Resources*+                            46,465           690,005
Hawaiian Electric Industries, Inc.                    22,866           637,504
OGE Energy Corp.+                                     21,282           598,024
Black Hills Corp.+                                    13,730           595,470
Southwest Gas Corp.                                   20,960           574,094
National Fuel Gas Co.                                 15,070           515,394
New Jersey Resources Corp.                            11,100           510,378
Puget Energy, Inc.+                                   21,600           507,168
WGL Holdings, Inc.                                    14,900           478,737
Avista Corp.                                          24,397           473,302
PNM Resources, Inc.+                                  15,838           454,075
El Paso Electric Co.*                                 21,627           450,923
Unisource Energy Corp.                                12,462           414,237
Aquila, Inc.*                                        104,072           412,125
Calpine Corp.*+                                      150,400           389,536
Allete, Inc.+                                          8,150           373,351
Dynegy, Inc. -- Class A*+                             75,399           355,129
Laclede Group, Inc.                                   10,672           346,733
IDACORP, Inc.+                                         9,813           295,666
Alliant Energy Corp.                                   9,700           282,561
American States Water Co.                              8,130           272,030
Progress Energy, Inc.+                                 5,424           242,724
Green Mountain Power Corp.                             5,512           181,510
Empire District Electric Co.                           6,800           155,516
Northeast Utilities                                    7,500           149,625
KeySpan Corp.                                          3,889           143,037
South Jersey Industries, Inc.                          3,060            89,168
Otter Tail Power Co.                                   2,822            87,313
Great Plains Energy, Inc.+                             2,552            76,330
SJW Corp.                                                900            43,452
UIL Holding Corp.                                        531            27,777
Connecticut Water Service, Inc.                        1,072            26,500
EnergySouth, Inc.                                        651            17,961
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $67,391,964)                                                77,477,790
                                                               ---------------


--------------------------------------------------------------------------------
                                        1

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  3.25% due 10/03/05                         $       202,328   $       202,328
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $202,328)                                                      202,328
                                                               ---------------
SECURITIES LENDING COLLATERAL 22.2%
Investment in Securities Lending Short Term
      Investment Portfolio held
      by U.S. Bank                                17,310,142        17,310,142
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,310,142)                                                  17,310,142
                                                               ---------------
TOTAL INVESTMENTS 122.0%
  (Cost $84,904,434)                                           $    94,990,260
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.0)%                                             $   (17,152,114)
                                                               ---------------
NET ASSETS - 100.0%                                            $    77,838,146

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 1.6%

  Berkshire Hathaway, Inc. -- Class A*                    36   $     2,952,000
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $3,258,853)                                                  2,952,000
                                                               ---------------

EXCHANGE TRADED FUNDS 96.2%
  iShares MSCI Emerging Markets Index
     Fund*+                                          380,000        32,254,400
  iShares Russell Midcap Growth Index
     Fund+                                           200,000        18,232,000
  Nasdaq-100 Index Tracking Stock+                   337,000        13,298,020
  iShares MSCI EAFE Index Fund+                      220,000        12,779,800
  Vanguard Mid-Cap VIPERs*                           173,000        10,973,390
  iShares Russell 1000 Value Index Fund              147,000        10,122,420
  Consumer Staples Select Sector SPDR
     Fund+                                           404,000         9,397,040
  iShares Dow Jones U.S. Transportation
     Index Fund+                                     118,500         7,921,725
  SPDR Trust Series 1+                                55,500         6,823,170
  Vanguard Value VIPERs+                             113,000         6,405,970
  iShares Dow Jones U.S. Healthcare Sector
     Index Fund+                                     101,000         6,280,180
  Vanguard Health Care VIPERs+                       100,000         5,346,000
  iShares Russell 2000 Index Fund+                    70,000         4,642,400
  Vanguard Emerging Markets VIPERs*                   80,000         4,610,400
  iShares Morningstar Mid Core Index Fund             64,000         4,577,920
  iShares S&P 500 Index Fund/U.S.+                    33,000         4,054,050
  iShares S&P 100 Index Fund+                         68,000         3,844,040
  iShares MSCI Netherlands Index Fund                163,000         3,158,940
  iShares Morningstar Large Core Index Fund           47,000         3,046,070
  iShares MSCI United Kingdom Index Fund             154,000         2,919,840
  iShares MSCI Spain Index+                           75,000         2,830,500
  iShares Russell 1000 Growth Index Fund+             56,000         2,787,120

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  iShares MSCI Canada Index Fund+                     30,000   $       647,100
                                                               ---------------

TOTAL EXCHANGE TRADED FUNDS
  (Cost $154,189,327)                                              176,952,495
                                                               ---------------

MONEY MARKET MUTUAL FUNDS 2.1%
  First American Prime Obligations Fund            3,809,860         3,809,860
                                                               ---------------

TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $3,809,860)                                                  3,809,860
                                                               ---------------

------------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 40.9%
Investment in Securities Lending Short
Term
     Investment Portfolio held by U.S.
     Bank                                    $    75,218,988        75,218,988
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $75,218,988)                                                  75,218,988
                                                               ===============

TOTAL INVESTMENTS 140.8%
  (Cost $236,477,028)                                          $   258,933,343
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (40.8)%                                             $   (75,085,662)
                                                               ---------------
NET ASSETS - 100.0%                                            $   183,847,681

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------

CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 1.0%
  Berkshire Hathaway, Inc. -- Class A*                    12           984,000
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $1,037,837)                                                    984,000
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.9%
United States Treasury Note/Bond
  4.00% due 09/30/07                         $     3,000,000         2,989,922
                                                               ---------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,994,635)                                                  2,989,922
                                                               ---------------

                                                      SHARES
------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 65.3%
  Vanguard Mid-Cap VIPERs*                           163,000        10,339,090
  iShares MSCI Emerging Markets Index
      Fund+                                           70,000         5,941,600
  iShares Morningstar Mid Core Index
      Fund+                                           75,000         5,364,750
  iShares S&P 100 Index Fund+                         94,000         5,313,820
  Vanguard Consumer Staples VIPERs                    88,000         4,978,160
  iShares Lehman 1-3 Year Treasury
      Bond Fund+                                      60,000         4,837,800
  iShares Russell Midcap Growth Index
      Fund+                                           50,000         4,558,000
  iShares Lehman Aggregate Bond Fund+                 40,000         4,059,200
  Vanguard Emerging Markets VIPERs*+                  70,000         4,034,100
  iShares Morningstar Large Core Index
      Fund+                                           62,000         4,018,220
  iShares MSCI EAFE Index Fund+                       64,000         3,717,760
  iShares Russell 1000 Value Index
      Fund+                                           50,000         3,443,000
  iShares Dow Jones U.S. Healthcare
      Sector Index Fund+                              45,000         2,798,100
  Vanguard Health Care VIPERs+                        40,000         2,138,400

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  iShares MSCI United Kingdom Index
      Fund                                           106,000         2,009,760
                                                               ---------------

TOTAL EXCHANGE TRADED FUNDS
  (Cost $62,068,750)                                                67,551,760
                                                               ---------------

MONEY MARKET MUTUAL FUNDS 5.1%
  First American Prime Obligations Fund            5,236,743         5,236,743
                                                               ---------------

TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $5,236,743)                                                  5,236,743
                                                               ---------------

MUTUAL FUNDS 4.4%
  Van Kampen Senior Income Trust+                    305,000         2,421,700
  Templeton Global Income Fund+                      241,000         2,091,880
                                                               ---------------

TOTAL MUTUAL FUNDS
  (Cost $4,585,719)                                                  4,513,580
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY BILL 17.3%
US TREASURY BILL
  3.04% due 10/06/05+                        $     2,000,000         1,999,495
  3.07% due 10/13/05+                              2,000,000         1,998,310
  3.04% due 10/20/05+                              2,000,000         1,997,132
  3.09% due 11/03/05+                              2,000,000         1,994,694
  3.12% due 11/10/05+                              2,000,000         1,993,422
  3.11% due 11/25/05+                              2,000,000         1,990,854
  3.12% due 12/15/05+                              2,000,000         1,987,363
  3.33% due 01/05/06+                              2,000,000         1,982,751
  3.42% due 01/19/06+                              2,000,000         1,979,504
                                                               ---------------

TOTAL U.S. TREASURY BILL
  (Cost $17,923,525)                                                17,923,525
                                                               ---------------

FEDERAL AGENCY BONDS 4.4%
United States Treasury Inflation Indexed
  Bonds
  3.38% due 01/15/07                               3,514,392         3,636,023


--------------------------------------------------------------------------------
                                        1

CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                         September 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
  3.63% due 01/15/08+                                906,983           960,232
                                                               ---------------

TOTAL FEDERAL AGENCY BONDS
  (Cost $4,621,556)                                                  4,596,255
                                                               ---------------

SECURITIES LENDING COLLATERAL 32.8%
Investment in Securities Lending Short Term
      Investment Portfolio Held by
      U.S. Bank                                   33,944,150        33,944,150
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $33,944,150)                                                  33,944,150
                                                               ===============

TOTAL INVESTMENTS 133.2%
  (Cost $132,412,915)                                          $   137,739,935
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (33.2)%                                             $   (34,357,689)
                                                               ---------------
NET ASSETS - 100.0%                                            $   103,382,246

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005.


--------------------------------------------------------------------------------
                                        2

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on September 2, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-Q that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 28, 2005

                                        /s/ Carl G. Verboncoeur
                                        -----------------------
                                        Carl G. Verboncoeur,
                                        President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's   most  recent  fiscal
            quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 28, 2005

                                        /s/ Nick Bonos
                                        --------------------------
                                        Nick Bonos,
                                        Vice President & Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                           ------------------------------
                           Carl G. Verboncoeur, President

Date  November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                           ------------------------------
                           Carl G. Verboncoeur, President

Date  November 28, 2005

By (Signature and Title)*  /s/ Nick Bonos
                           ----------------------------------------
                           Nick Bonos, Vice President and Treasurer

Date  November 28, 2005

* Print the name and title of each signing officer under his or her signature.